UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	PGIM High Yield Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2026

Date of reporting period:	1/31/2026

Item 1 – Reports to Stockholders

(a) Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM FIXED INCOME CLOSED-END FUNDS

PGIM GLOBAL HIGH YIELD FUND, INC. (GHY)

PGIM HIGH YIELD BOND FUND, INC. (ISD)

PGIM SHORT DURATION HIGH YIELD OPPORTUNITIES FUND (SDHY)

SEMIANNUAL REPORT

JANUARY 31, 2026

To enroll in e-delivery, go to pgim.com/us/en/intermediary/resources/featured/e-delivery

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2026 were not audited and, accordingly, no auditor’s opinion is expressed on them.

PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial Company. © 2026 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/closed-end-fund-documents

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Fixed Income Closed-End Funds informative and useful. The report covers performance for the six-month period ended January 31, 2026.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 16th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President and Principal Executive Officer

PGIM Fixed Income Closed-End Funds

March 13, 2026

PGIM Fixed Income Closed-End Funds 3

PGIM Global High Yield Fund, Inc.

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/closed-end-fund-documents.

Investment Objective

The Fund seeks to provide a high level of current income.

Price Per Share as of 1/31/2026

$13.27 Net Asset Value (NAV)

$12.86 Market Price

	Total Returns as of 1/31/26	Average Annual Total Returns as of 1/31/26
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Net Asset Value (NAV)	5.60	10.01	5.09	6.67

Market Price	3.08	9.33	7.94	8.63

Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index

	4.96	9.36	4.93	6.54

*Not annualized

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Key Fund Statistics as of 1/31/2026

Duration	6.2 years	Average Maturity	4.7 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the bonds in the Fund’s portfolio.

4 Visit our website at pgim.com/closed-end-fund-documents

Credit Quality expressed as a percentage of total investments as of 1/31/26 (%)

AA	6.9

A	0.4

BBB	2.5

BB	40.6

B	36.8

CCC	10.7

CC	0.2

D	0.1

Not Rated	0.1

Cash/Cash Equivalents	1.7

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distribution Rate and Dividends as of 1/31/2026

Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Distribution Rate at Market Price as of 1/31/2026

$0.63	$0.105	9.80%

Distribution Rate at Market Price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2026.

PGIM Fixed Income Closed-End Funds 5

Strategy and Performance Overview*

PGIM Global High Yield Fund, Inc.

How did the Fund perform?

The PGIM Global High Yield Fund, Inc.’s shares returned 3.08% based on market price and 5.60% based on net asset value (NAV) in the six-month reporting period that ended January 31, 2026. For the same period, the Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index (the “Index”) returned 4.96%, including reinvestment of dividends.

What were market conditions?

•

Global high yield spreads tightened during the reporting period as risk assets benefited from a backdrop of taming inflation, steady growth, and a resilient technical environment. Meanwhile, the technical backdrop remained supportive due to a variety of factors, including lower new issuance, sizeable rising stars, and a growing share of below-investment-grade companies opting to issue in the private markets instead.

•

In the U.S., spreads on the Bloomberg US Corporate High Yield 1% Issuer Capped Index tightened by 23 basis points (bps) to end the period at 266 bps. (One basis point equals 0.01%.) This Index posted total returns and excess returns of 3.92% and 0.44%, respectively, over the period. By quality, all ratings categories exhibited positive total returns, with lower-quality (CCC-rated) bonds outperforming. High yield capital market activity over the period totaled approximately $217 billion ($68 billion ex-refinancing). The par-weighted U.S. high yield default rate, including distressed exchanges, ended the period at 1.97%, up from 1.43% at the beginning of the period, according to J.P. Morgan.

•

In Europe, spreads on the Bloomberg Pan-European High Yield Index tightened by 28 bps to end the period at 273 bps, amid improved risk sentiment and limited net new issuance. By quality, all credit tiers posted positive returns, with CCC-rated bonds outperforming as risk sentiment improved markedly over the period.

•

In the emerging markets debt sector, fundamentals remained resilient, with high yield sovereigns and corporates posting positive total returns, helping to drive spread compression to historically tight levels amid negative net supply. Emerging markets hard currency spreads, as measured by the J.P. Morgan EMBI Global Diversified Index, tightened during the period, with the high yield portion of the Index tightening 70 bps to end the period at 245 bps.

What worked?

•	Having more market risk in the Fund, on average, than the Index was a strong contributor to relative returns over the reporting period. Overall industry allocation contributed to performance.

•	Among industry positions, overweights to foreign non-corporate and paper & packaging, and an underweight to technology contributed the most to performance.

6 Visit our website at pgim.com/closed-end-fund-documents

•	Within security selection, selection in telecom, foreign non-corporate, and cable & satellite contributed the most to performance.

•	Within sector allocation, an overweight to the emerging markets high yield corporate sector was the largest contributor to performance.

•

Overweights to Digicel Investments, Ltd. (telecom), Republic of Argentina (foreign non-corporate), and Republic of Lebanon (foreign non-corporate) were among the largest single-name contributors to performance.

What didn’t work?

•	Within security selection, selection in chemicals, paper & packaging, and media & entertainment detracted the most from performance.

•	Within sector allocation, overweights to the U.S. bank loan, U.S. high yield corporate, and European high yield corporate sectors detracted the most from performance.

•	Among industry positions, overweights to the chemicals, automotive, and telecom sectors detracted the most from performance.

•

Overweights to Platinum Equity Capital Partners IV LP (Paper & Packaging), Herens Topco Sarl (Chemicals), and Kieppe Patrimonial SA (Chemicals) were among the largest single-name detractors from performance.

How did the Fund’s borrowing (leverage) strategy affect its performance?

The Fund’s use of leverage contributed to results during the reporting period as the returns of the securities purchased exceeded the cost of borrowing. At the end of the period, the Fund had borrowed $100 million and was about 15.5% leveraged. During the reporting period, the average amount of leverage utilized by the Fund was about 15.7%.

Did the Fund use derivatives?

The Fund utilized credit index derivatives to manage its overall risk profile, which had a positive impact on performance during the reporting period. In addition, the Fund traded derivatives in the form of U.S. Treasury futures and total return swaps, the combined impact of which was negative.

Current outlook

•

PGIM Fixed Income expects spreads to maintain a range near historical tights, as persistently strong technicals and a robust credit environment offset prevailing global macro risks. While still constructive overall, PGIM Fixed Income maintains close-to-home defensive positioning across all regions. Late-cycle conditions in direct lending warrant greater selectivity on new deals, heightened attention to lender protections, and an emphasis on add-on opportunities with existing portfolio companies.

PGIM Fixed Income Closed-End Funds 7

Strategy and Performance Overview* (continued)

•

PGIM Fixed Income expects U.S. high yield bond spreads to remain rangebound near historic tights over the coming months on strong technicals and robust credit fundamentals. PGIM Fixed Income believes high yield spreads entered a late-cycle phase, an environment of tight spreads and low volatility—that could last throughout much of 2026. Thus, PGIM Fixed Income’s base case is for spreads to end the year only marginally wider.

•

While relatively tame “animal spirits” have curtailed primary supply, PGIM Fixed Income expects increased merger and acquisition, leveraged buyout, and artificial intelligence-related CapEx transactions this year, limiting any meaningful spread tightening from current levels. That said, PGIM Fixed Income believes that the sector should still generate positive total returns in the coming quarters, particularly as a potential rise in defaults amid re-leveraging and more aggressive behavior may not occur for some time.

•

PGIM Fixed Income expects solid market technicals to persist beyond the first quarter of 2026, supported by the healthy pace of refinancing, low speculative borrowing, and modest inflows. Further, PGIM Fixed Income believes that the continued strength in credit fundamentals provides a buffer against macro uncertainty. Indeed, the accompanying chart shows today’s high yield market is higher in credit quality with a shorter average duration when compared to the period of historically tight spreads in June 2007. However, geopolitical risks remain, while potential overheating from monetary and fiscal stimulus could push spreads wider, and the use of private equity uncommitted cash could reignite speculative issuance.

•

PGIM Fixed Income is maintaining an overweight to short-duration bonds and is continuing to reduce the Fund’s underweight to high-quality issues. Looking at sectors, the Fund is overweight home construction, telecom, and midstream energy, and underweight technology, media & entertainment, and retailers & restaurants. However, recent adjustments include an increase to the overweight to paper & packaging, a further reduction in overweights to building materials, home construction, and telecom, and an increase in the underweight to technology.

•

PGIM Fixed Income expects the European high yield bond and leveraged loan markets to remain resilient in early 2026, supported by strong technicals such as limited net new supply, elevated yields, solid retail flows, overall short duration, solid fundamentals, and continued collateralized loan obligation formation (in the case of loans). Absent a broad market risk-off event, PGIM Fixed Income believes that the technical environment should keep spreads near their current, historically tight levels. For full-year 2026, assuming a “muddle through” global economic scenario as a base case, PGIM Fixed Income expects total returns in high yield bonds and bank loans to reach 5.5% and 4.0%, respectively.

•

PGIM Fixed Income is cautiously constructive looking ahead—while technicals are strong and spreads remain close to all-time tights, macro risks remain elevated. Accordingly, the Fund remains slightly overweight risk on an aggregate basis, with

8 Visit our website at pgim.com/closed-end-fund-documents

select overweights in cyclicals where the cycle is fully priced in. PGIM Fixed Income continues to focus on relative value opportunities such as maintaining a high-threshold for high-beta names exhibiting elevated volatility, given the relatively wide range of macro outcomes.

•

Regarding emerging markets corporates, spreads remained well anchored in the fourth quarter of 2025, driving positive returns. PGIM Fixed Income believes this will likely remain the case in the first quarter of 2026, given the strong fundamentals and still elevated spread pick-up to developed market high yield. While emerging markets corporates significantly lagged sovereigns over the past quarter and year, this came after a period of strong outperformance. PGIM Fixed Income expects overall defaults to remain contained in the 3% area for emerging markets high yield going forward (in line with developed markets), given very manageable refinancing needs and resiliency in the underlying emerging markets economies.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

PGIM Fixed Income Closed-End Funds 9

Strategy and Performance Overview* (continued)

Benchmark Definition

Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index—The Bloomberg Global High Yield 2% Issuer Constrained (USD Hedged) Index is an unmanaged index which covers the universe of non-investment-grade debt in the U.S., developed markets, and emerging markets. Issuers are capped at 2% of the Index.

Investors cannot invest directly in an index.

Looking for additional information?

The Fund is traded on the New York Stock Exchange (NYSE) under the symbol “GHY,” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XGHYX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgim.com/closed-end-fund-documents.

10 Visit our website at pgim.com/closed-end-fund-documents

PGIM High Yield Bond Fund, Inc.

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/closed-end-fund-documents.

Investment Objective

The Fund seeks to provide a high level of current income.

Price per Share as of 1/31/2026

$14.03 Net Asset Value (NAV)

$14.60 Market Price

	Total Returns as of 1/31/26	Average Annual Total Returns as of 1/31/26
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Net Asset Value (NAV)	4.05	8.73	5.06	6.73

Market Price	6.45	15.45	8.99	9.08

Bloomberg US Corporate High Yield 1% Issuer Capped Index

	3.95	7.69	4.55	6.70

*Not annualized

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Key Fund Statistics as of 1/31/2026

Duration	3.8 years	Average Maturity	5.3 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the bonds in the Fund’s portfolio.

PGIM Fixed Income Closed-End Funds 11

PGIM High Yield Bond Fund, Inc.

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 1/31/26 (%)

AAA	1.6

A	0.2

BBB	8.6

BB	47.0

B	23.3

CCC	11.4

CC	0.2

Not Rated	9.1

Cash/Cash Equivalents	(1.5)

Total	100

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distribution Rate and Dividends as of 1/31/2026

Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Distribution Rate at Market Price as of 1/31/2026

$0.63	$0.105	8.63%

Distribution Rate at market price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2026.

12 Visit our website at pgim.com/closed-end-fund-documents

Strategy and Performance Overview*

PGIM High Yield Bond Fund, Inc.

How did the Fund perform?

The PGIM High Yield Bond Fund, Inc.’s shares returned 6.45% based on market price and 4.05% based on net asset value (NAV) in the six-month reporting period that ended January 31, 2026. For the same period, the Bloomberg US Corporate High Yield 1% Issuer Capped Index (the “Index”) returned 3.95%.

What were market conditions?

•

U.S. high yield spreads tightened during the reporting period, as risk assets benefited from a backdrop of taming inflation, steady growth, and a resilient technical environment. The technical backdrop remained supportive due to a variety of factors, including subdued but substantial primary market activity, rising overall credit quality in the market, and solid inflows.

•

Spreads on the Index tightened by 23 basis points (bps) to end the period at 266 bps. (One basis point equals 0.01%.) The Index posted total returns and excess returns of 3.95% and 0.44%, respectively, over the period. By quality, all ratings categories exhibited positive total returns, with lower-quality (CCC-rated) bonds outperforming.

•

High yield capital market activity over the period totaled approximately $217 billion ($68 billion ex-refinancing). The par-weighted U.S. high yield default rate, including distressed exchanges, ended the period at 1.97%, up from 1.43% at the beginning of the period, according to J.P. Morgan.

What worked?

•	Having more market risk in the Fund, on average, than the Index was a strong contributor to relative performance over the reporting period.

•	Overall, security selection contributed the most to performance, with selection in telecom, cable & satellite, and health care & pharmaceutical contributing.

•

While overall sector allocation detracted from performance, overweights to the U.S. high yield corporates, emerging markets high yield corporates, and AAA collateralized loan obligation sectors contributed to performance.

•	While overall industry allocation detracted from performance, an underweight to technology and overweights to cable & satellite and building materials & home construction contributed to performance.

•

In individual security selection, the Fund’s overweights to Digicel Investments, Ltd. (telecom) and Ferrellgas Partners, L.P. (midstream energy), and an underweight to HBSFA Holdings, Ltd. (retailers & restaurants) were the largest contributors to performance.

What didn’t work?

•	While overall security selection contributed to the Fund’s performance relative to the Index, selection in media & entertainment, automotive, and paper & packaging detracted from performance.

PGIM Fixed Income Closed-End Funds 13

Strategy and Performance Overview* (continued)

•	Overall sector allocation detracted from performance, with overweights to the U.S. bank loan and European bank loan sectors detracting the most.

•	Among industry positions, underweights to automotive, media & entertainment, and retailers & restaurants detracted from performance.

•

In individual security selection, the Fund’s overweights to First Brands Group, LLC (automotive), Diamond Sports Group LLC (media & entertainment), and Platinum Equity Capital Partners L.P. (paper & packaging) were the largest detractors from performance.

How did the Fund’s borrowing (leverage) strategy affect its performance?

The Fund did not use leverage during the reporting period.

Did the Fund use derivatives?

The Fund used credit index derivatives to manage its overall risk profile, which had a positive impact on performance during the reporting period. In addition, the Fund traded futures, swaps, and foreign exchange derivatives, the combined impact of which was negative.

Current outlook

•

PGIM Fixed Income expects U.S. high yield bond spreads to remain rangebound near historic tights over the coming months on strong technicals and robust credit fundamentals. PGIM Fixed Income believes high yield spreads entered a late-cycle phase, an environment of tight spreads and low volatility—that could last throughout much of 2026. Thus, PGIM Fixed Income’s base case is for spreads to end the year only marginally wider.

•

While relatively tame “animal spirits” have curtailed primary supply, PGIM Fixed Income expects increased merger and acquisition, leveraged buyout, and artificial intelligence-related CapEx transactions this year, limiting any meaningful spread tightening from current levels. That said, PGIM Fixed Income believes that the sector should still generate positive total returns in the coming quarters, particularly as a potential rise in defaults amid re-leveraging and more aggressive behavior may not occur for some time.

•

PGIM Fixed Income expects solid market technicals to persist beyond the first quarter of 2026, supported by the healthy pace of refinancing, low speculative borrowing, and modest inflows. Further, PGIM Fixed Income believes that the continued strength in credit fundamentals provides a buffer against macro uncertainty. Indeed, the accompanying chart shows today’s high yield market is higher in credit quality with a shorter average duration when compared to the period of historically tight spreads in June 2007. However, geopolitical risks remain, while potential overheating from monetary and fiscal stimulus could push spreads wider, and the use of private equity uncommitted cash could reignite speculative issuance.

•

PGIM Fixed Income is maintaining an overweight to short-duration bonds and is continuing to reduce the Fund’s underweight to high-quality issues. Looking at sectors, the Fund is overweight home construction, telecom, and midstream energy,

14 Visit our website at pgim.com/closed-end-fund-documents

and underweight technology, media & entertainment, and retailers & restaurants. However, recent adjustments include an increase to the overweight to paper & packaging, a further reduction in overweights to building materials, home construction, and telecom, and an increase in the underweight to technology.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

Benchmark Definition

Bloomberg US Corporate High Yield 1% Issuer Capped Index—The Bloomberg US Corporate High Yield 1% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Investors cannot invest directly in an index.

Looking for additional information?

The Fund is traded on the New York Stock Exchange (NYSE) under the symbol “ISD” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XISDX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgim.com/closed-end-fund-documents.

PGIM Fixed Income Closed-End Funds 15

PGIM Short Duration High Yield Opportunities Fund

Your Fund’s Performance

Performance data quoted represent past performance and assume the reinvestment of all dividends. Past performance does not guarantee future results. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/closed-end-fund-documents.

Investment Objective

The Fund’s investment objective is to provide total return, through a combination of current income and capital appreciation.

Price per Share as of 1/31/2026

$17.68 Net Asset Value (NAV)

$16.59 Market Price

	Total Returns as of 1/31/26	Average Annual Total Returns as of 1/31/26
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception** (%)

Net Asset Value (NAV)	2.96	7.01	4.88	4.84 (11/25/2020)

Market Price	3.34	8.02	4.56	4.25 (11/25/2020)

Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index

	3.74	7.09	5.10	5.27

*Not annualized

**Since Inception returns for the Index are measured from the month-end closest to the Fund’s inception date.

Total returns are based on changes in net asset value (NAV) or market price, respectively. NAV total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV. Market Price total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Key Fund Statistics as of 1/31/2026

Duration	2.6 years	Average Maturity	3.3 years

Duration shown includes the impact of leverage. Duration measures investment risk that takes into account both a bond’s interest payments and its value to maturity. Average Maturity is the average number of years to maturity of the bonds in the Fund’s portfolio.

16 Visit our website at pgim.com/closed-end-fund-documents

Credit Quality expressed as a percentage of total investments as of 1/31/26 (%)

AAA	1.7

A	0.4

BBB	9.8

BB	52.6

B	24.8

CCC	5.5

CC	0.1

Not Rated	3.8

Cash/Cash Equivalents	1.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distribution Rate and Dividends as of 1/31/2026

Total Monthly Dividends Paid per Share for Period	Current Monthly Dividend Paid per Share	Distribution Rate at MarketPrice as of 1/31/2026

$0.65	$0.108	7.81%

Distribution Rate at market price is the annualized rate determined by dividing the current monthly dividend paid per share by the market price per share as of January 31, 2026.

PGIM Fixed Income Closed-End Funds 17

Strategy and Performance Overview*

PGIM Short Duration High Yield Opportunities Fund

How did the Fund perform?

The PGIM Short Duration High Yield Opportunities Fund’s shares returned 3.34% based on market price and 2.96% based on net asset value (NAV) in the six-month reporting period that ended January 31, 2026. For the same period, the Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index (the “Index”) returned 3.74%, including reinvestment of dividends.

What were market conditions?

•

U.S. high yield spreads tightened during the reporting period as risk assets benefited from a backdrop of taming inflation, steady growth, and a resilient technical environment. The technical backdrop remained supportive due to a variety of factors, including subdued but substantial primary market activity, rising overall credit quality in the market, and solid inflows.

•

Spreads on the Bloomberg US Corporate High Yield 1% Issuer Capped Index tightened by 23 basis points (bps) to end the period at 266 bps. (One basis point equals 0.01%.) This Index posted total returns and excess returns of 3.92% and 0.44%, respectively, over the period. By quality, all ratings categories exhibited positive total returns, with lower-quality (CCC-rated) bonds outperforming.

•

High yield capital market activity over the period totaled approximately $217 billion ($68 billion ex-refinancing). The par-weighted U.S. high yield default rate, including distressed exchanges, ended the period at 1.97%, up from 1.43% at the beginning of the period, according to J.P. Morgan.

What worked?

•	Having more market risk in the Fund, on average, than the Index over the reporting period was a strong contributor to performance.

•	While overall security selection detracted from performance, selection in telecom, health care & pharmaceutical, and cable & satellite contributed to performance.

•	While overall sector allocation detracted from performance, overweights to the AAA CLO and emerging markets high yield sectors contributed to performance.

•	While industry allocation detracted from performance, an underweight to technology and overweights to property & casualty and cable & satellite contributed to performance.

•

In individual security selection, the Fund’s overweights to Digicel Investments, Ltd. (telecom) and EchoStar Corp. (cable & satellite), and an underweight to Sabre Corp. (technology) contributed to performance.

18 Visit our website at pgim.com/closed-end-fund-documents

What didn’t work?

•	Overall sector allocation detracted the most from performance, with overweights to the U.S. bank loans and U.S. high yield corporates sectors detracting the most.

•	Overall security selection detracted from performance, with selection in paper & packaging, automotive, and midstream energy detracting the most.

•	Overall industry allocation was a detractor, with an overweight to automotive and underweights to chemicals and upstream energy detracting the most from performance.

•

In individual security selection, the Fund’s overweights to First Brands Group Holdings, LLC (automotive), Platinum Equity Capital Partners, IV L.P. (paper & packaging), and Stonepeak Falcon Holdings, Inc. (telecom) detracted from performance.

How did the Fund’s borrowing (leverage) strategy affect its performance?

The Fund did not use leverage during the reporting period.

Did the Fund use derivatives?

The Fund used credit index derivatives to manage its overall risk profile, which had a positive impact on performance during the reporting period. In addition, the Fund traded futures, swaps, and foreign exchange derivatives, the combined impact of which was positive.

Current outlook

•

PGIM Fixed Income expects U.S. high yield bond spreads to remain rangebound near historic tights over the coming months on strong technicals and robust credit fundamentals. PGIM Fixed Income believes high yield spreads entered a late-cycle phase, an environment of tight spreads and low volatility—that could last throughout much of 2026. Thus, PGIM Fixed Income’s base case is for spreads to end the year only marginally wider.

•

While relatively tame “animal spirits” have curtailed primary supply, PGIM Fixed Income expects increased merger and acquisition, leveraged buyout, and artificial intelligence-related CapEx transactions this year, limiting any meaningful spread tightening from current levels. That said, PGIM Fixed Income believes that the sector should still generate positive total returns in the coming quarters, particularly as a potential rise in defaults amid re-leveraging and more aggressive behavior may not occur for some time.

•

PGIM Fixed Income expects solid market technicals to persist beyond the first quarter of 2026, supported by the healthy pace of refinancing, low speculative borrowing, and modest inflows. Further, PGIM Fixed Income believes that the continued strength in credit fundamentals provides a buffer against macro uncertainty. Indeed, the accompanying chart shows today’s high yield market is higher in credit quality with a

PGIM Fixed Income Closed-End Funds 19

Strategy and Performance Overview* (continued)

shorter average duration when compared to the period of historically tight spreads in June 2007. However, geopolitical risks remain, while potential overheating from monetary and fiscal stimulus could push spreads wider, and the use of private equity uncommitted cash could reignite speculative issuance.

•

PGIM Fixed Income is maintaining an overweight to short-duration bonds and is continuing to reduce the Fund’s underweight to high-quality issues. Looking at sectors, the Fund is overweight home construction, telecom, and midstream energy, and underweight technology, media & entertainment, and retailers & restaurants. However, recent adjustments include an increase to the overweight to paper & packaging, a further reduction in overweights to building materials, home construction, and telecom, and an increase in the underweight to technology.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

20 Visit our website at pgim.com/closed-end-fund-documents

Benchmark Definition

Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index—The Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index is an unmanaged index which covers the universe of non-investment-grade debt in the U.S., developed markets and emerging markets. Issuers are capped at 1% of the Index.

Investors cannot invest directly in an index.

Looking for additional information?

The Fund is traded on the New York Stock Exchange (NYSE) under the symbol “SDHY” and its closing market price is available on most financial websites under the NYSE listings. The daily NAV is available online under the symbol “XSDHX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues press releases that can be found on most major financial websites as well as on pgim.com/closed-end-fund-documents.

PGIM Fixed Income Closed-End Funds 21

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CPI—Consumer Price Index

CVR—Contingent Value Rights

DAC—Designated Activity Company

EMTN—Euro Medium Term Note

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

iBoxx—Bond Market Indices

JPM—JPMorgan Chase Bank N.A.

JPS—J.P. Morgan Securities LLC

LP—Limited Partnership

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

T—Swap payment upon termination

Glossary (continued)

UAG—UBS AG

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 115.3%

ASSET-BACKED SECURITY 0.0%

Cayman Islands

Voya CLO Ltd.,
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
(cost $18,128)	4.900%(c)	04/25/31	18	$18,295

CORPORATE BONDS 84.4%

Angola 0.3%

Azule Energy Finance PLC,
Gtd. Notes, 144A(aa)	8.125	01/23/30	1,000	1,008,181
Gtd. Notes, 144A	8.250	01/22/31	630	630,693

				1,638,874

Argentina 1.5%

IRSA Inversiones y Representaciones SA,
Sr. Unsec’d. Notes, 144A	8.000	03/31/35	700	711,025
Pan American Energy LLC,
Gtd. Notes, 144A	8.500	04/30/32	1,350	1,422,954
Telecom Argentina SA,
Sr. Unsec’d. Notes, 144A	9.250	05/28/33	750	791,738
Sr. Unsec’d. Notes, 144A	9.500	07/18/31	265	282,225
Transportadora de Gas del Sur SA,
Sr. Unsec’d. Notes, 144A	8.500	07/24/31	500	526,275
Vista Energy Argentina SAU,
Sr. Unsec’d. Notes	8.500	06/10/33	500	519,375
YPF SA,
Sr. Sec’d. Notes, 144A	9.500	01/17/31	700	740,845
Sr. Unsec’d. Notes, 144A	8.250	01/17/34	1,625	1,656,281
Sr. Unsec’d. Notes, 144A	8.750	09/11/31	1,410	1,455,952

				8,106,670

Australia 0.3%

Coronado Finance Pty Ltd.,
Sr. Sec’d. Notes, 144A	9.250	10/01/29	720	680,400
Mineral Resources Ltd.,
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	400	420,000
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	150	157,462

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 25

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Australia (cont’d.)

Mineral Resources Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	8.000%	11/01/27	220	$225,150
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	85	88,052

				1,571,064

Brazil 2.3%

Ambipar Lux Sarl,
Gtd. Notes, 144A	9.875	02/06/31(d)	445	85,667
Axia Energia,
Sr. Unsec’d. Notes, 144A(aa)	6.500	01/11/35	1,100	1,137,070
Braskem Netherlands Finance BV,
Gtd. Notes(aa)	4.500	01/31/30	2,000	849,400
Gtd. Notes, 144A(aa)	8.500	01/12/31	815	348,413
CSN Inova Ventures,
Gtd. Notes	6.750	01/28/28	750	718,050
CSN Resources SA,
Gtd. Notes, 144A	8.875	12/05/30	1,000	964,560
Eldorado Intl. Finance GmbH,
Gtd. Notes, 144A(aa)	8.500	12/01/32	1,500	1,569,720
LD Celulose International GmbH,
Sr. Sec’d. Notes, 144A	7.950	01/26/32	270	284,143
Light S/A,
Unsec’d. Notes	23.382(s)	08/31/27	244	48,859
Light Servicos de Eletricidade SA,
Sec’d. Notes	2.260	12/19/37	242	60,564
Sr. Sec’d. Notes	4.210	12/19/32	570	404,329
MARB BondCo PLC,
Gtd. Notes, 144A(aa)	3.950	01/29/31	1,330	1,208,305
Minerva Luxembourg SA,
Gtd. Notes, 144A	8.875	09/13/33	1,000	1,090,325
Nexa Resources SA,
Gtd. Notes, 144A	6.750	04/09/34	375	406,191
Nova Securitisation Sarl,
Sr. Unsec’d. Notes, 144A	6.500	02/03/36	500	492,625
Petrobras Global Finance BV,
Gtd. Notes	6.000	01/13/35	500	496,437
Raizen Fuels Finance SA,
Gtd. Notes	6.250	07/08/32	800	673,000

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Brazil (cont’d.)

Tupy Overseas SA,
Gtd. Notes	4.500%	02/16/31	1,000	$776,750
Usiminas International Sarl,
Gtd. Notes, 144A	7.500	01/27/32	800	832,800

				12,447,208

Canada 3.6%

1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A(aa)	4.000	10/15/30	250	238,497
Sr. Sec’d. Notes, 144A(aa)	3.500	02/15/29	490	472,394
Sr. Sec’d. Notes, 144A	3.875	01/15/28	200	196,830
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(aa)	5.000	01/30/28	1,225	1,048,906
Gtd. Notes, 144A	5.000	02/15/29	75	57,046
Gtd. Notes, 144A	5.250	01/30/30	325	230,750
Gtd. Notes, 144A(aa)	5.250	02/15/31	1,350	876,690
Gtd. Notes, 144A	6.250	02/15/29	425	336,016
Gtd. Notes, 144A	7.000	01/15/28	200	179,750
Sr. Sec’d. Notes, 144A	4.875	06/01/28	225	208,701
Sr. Sec’d. Notes, 144A	11.000	09/30/28	200	207,916
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/15/28	575	575,719
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	665	699,081
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	85	89,250
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	440	466,950
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	400	448,000
Brookfield Residential Properties, Inc./Brookfield Residential US LLC,
Gtd. Notes, 144A(aa)	4.875	02/15/30	1,250	1,165,700
Sr. Unsec’d. Notes, 144A(aa)	5.000	06/15/29	825	797,923
Capstone Copper Corp.,
Gtd. Notes, 144A	6.750	03/31/33	300	310,092
Champion Iron Canada, Inc.,
Gtd. Notes, 144A	7.875	07/15/32	415	444,050
Empire Communities Corp.,
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	645	666,170
goeasy Ltd.,
Gtd. Notes, 144A	6.875	05/15/30	350	332,725
Gtd. Notes, 144A	6.875	02/15/31	845	792,196

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 27

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Canada (cont’d.)

goeasy Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A	7.375%	10/01/30	675	$649,519
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	25	24,713
Hudbay Minerals, Inc.,
Gtd. Notes, 144A(aa)	4.500	04/01/26	1,745	1,743,761
Gtd. Notes, 144A(aa)	6.125	04/01/29	1,105	1,114,702
Kronos Acquisition Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	920	441,085
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	950	928,815
Sr. Unsec’d. Notes, 144A	6.000	12/15/33	560	550,631
New Flyer Holdings, Inc.,
Sec’d. Notes, 144A	9.250	07/01/30	355	381,827
New Gold, Inc.,
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	475	503,926
Precision Drilling Corp.,
Gtd. Notes, 144A	6.875	01/15/29	627	633,502
Superior Plus LP/Superior General Partner, Inc.,
Gtd. Notes, 144A(aa)	4.500	03/15/29	490	478,897
Taseko Mines Ltd.,
Sr. Sec’d. Notes, 144A	8.250	05/01/30	410	435,186
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC,
Sr. Sec’d. Notes, 144A	9.500	05/15/30	700	675,500

				19,403,416

Chile 0.1%

Telefonica Moviles Chile SA,
Sr. Unsec’d. Notes	3.537	11/18/31	750	534,469

China 0.1%

Agile Group Holdings Ltd.,
Sr. Sec’d. Notes	6.050	10/13/25(d)	1,120	36,400
Franshion Brilliant Ltd.,
Gtd. Notes	4.250	07/23/29	200	183,500
Vanke Real Estate Hong Kong Co. Ltd.,
Sr. Unsec’d. Notes, EMTN	3.975	11/09/27	200	63,800

				283,700

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Colombia 1.4%

AI Candelaria Spain SA,
Sr. Sec’d. Notes, 144A(aa)	5.750%	06/15/33		1,440	$1,287,000
Banco Davivienda SA,
Sub. Notes, 144A	8.125(ff)	07/02/35		500	521,250
Bancolombia SA,
Sub. Notes(aa)	8.625(ff)	12/24/34		750	801,517
Colombia Telecomunicaciones SA ESP,
Sr. Unsec’d. Notes	4.950	07/17/30		300	281,100
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31		500	447,250
Sr. Unsec’d. Notes(aa)	6.875	04/29/30		1,400	1,416,184
Sr. Unsec’d. Notes	8.875	01/13/33		690	739,853
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/EnfraGen Spain SAU,
Sr. Sec’d. Notes, 144A	8.499	06/30/32		200	207,848
Grupo Nutresa SA,
Gtd. Notes, 144A	9.000	05/12/35		1,000	1,115,500
SierraCol Energy Andina LLC,
Gtd. Notes, 144A	6.000	06/15/28		653	626,064

					7,443,566

Costa Rica 0.1%

Autopistas del Sol SA,
Sr. Sec’d. Notes	7.375	12/30/30		231	231,601
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A	6.750	10/07/31		270	284,107

					515,708

Czech Republic 0.6%

CPI Property Group SA,
Sr. Unsec’d. Notes, EMTN	1.750	01/14/30	EUR	2,925	2,990,416

France 2.6%

Alstom SA,
Sub. Notes(aa)	5.868(ff)	05/29/29(oo)	EUR	1,300	1,627,634
Altice France SA,
Sr. Sec’d. Notes, 144A(aa)	4.750	10/15/30	EUR	1,410	1,613,274
Sr. Sec’d. Notes, 144A	6.875	07/15/32		373	364,139

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 29

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

France (cont’d.)

Atos SE,
Sec’d. Notes	5.200%(cc)	12/18/30	EUR	150	$182,930
Sr. Sec’d. Notes	9.360(cc)	12/18/29	EUR	150	201,726
Betclic Everest Group SAS,
Sr. Sec’d. Notes, 144A	5.125	12/10/31	EUR	750	898,126
CAB SELAS,
Sr. Sec’d. Notes	3.375	02/01/28	EUR	400	457,543
Emeria SASU,
Sr. Sec’d. Notes(aa)	3.375	03/31/28	EUR	1,700	1,667,491
Sr. Sec’d. Notes	7.750	03/31/28	EUR	400	406,575
Flamingo Lux II SCA,
Sr. Unsec’d. Notes	5.000	03/31/29	EUR	100	45,728
Iliad Holding SAS,
Sr. Sec’d. Notes, 144A	7.000	04/15/32		400	410,000
Sr. Sec’d. Notes, 144A	8.500	04/15/31		395	422,563
Picard Groupe SAS,
Sr. Sec’d. Notes(aa)	6.375	07/01/29	EUR	2,425	2,983,416
RCI Banque SA,
Sub. Notes, EMTN	4.750(ff)	03/24/37	EUR	700	850,303
Sub. Notes, EMTN(aa)	5.500(ff)	10/09/34	EUR	1,700	2,124,549

					14,255,997

Germany 0.6%

Aroundtown SA,
Jr. Sub. Notes, EMTN	1.625(ff)	04/15/26(oo)	EUR	500	577,621
Grand City Properties SA,
Jr. Sub. Notes, EMTN	1.500(ff)	03/09/26(oo)	EUR	700	823,746
Nidda Healthcare Holding GmbH,
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)(aa)	5.276(c)	10/15/32	EUR	1,325	1,575,740
ZF North America Capital, Inc.,
Gtd. Notes, 144A	7.500	03/24/31		325	333,125

					3,310,232

Guatemala 0.8%

Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL,
Gtd. Notes	5.250	04/27/29		700	695,800

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Guatemala (cont’d.)

CT Trust,
Sr. Sec’d. Notes, 144A	5.125%	02/03/32		1,160	$1,106,918
Industrial Subordinated Trust 2 0,
Sub. Notes, 144A	6.550(ff)	04/15/36		1,000	1,013,500
Millicom International Cellular SA,
Sr. Unsec’d. Notes, 144A	4.500	04/27/31		1,200	1,117,500
Sr. Unsec’d. Notes, 144A	7.375	04/02/32		500	518,525

					4,452,243

Hong Kong 0.3%

NWD MTN Ltd.,
Gtd. Notes	8.625	02/08/28		435	424,125
Gtd. Notes, EMTN	4.500	05/19/30		1,655	1,363,306

					1,787,431

India 1.1%

Clean Renewable Power Mauritius Pte Ltd.,
Sr. Sec’d. Notes, 144A	4.250	03/25/27		1,020	999,590
Delhi International Airport Ltd.,
Sr. Sec’d. Notes, 144A(aa)	6.450	06/04/29		1,205	1,258,466
Greenko Power II Ltd.,
Sr. Sec’d. Notes	4.300	12/13/28		287	274,208
Vedanta Resources Finance II PLC,
Gtd. Notes(aa)	9.850	04/24/33		3,325	3,578,531

					6,110,795

Ireland 1.7%

eircom Finance DAC,
Sr. Sec’d. Notes(aa)	5.000	04/30/31	EUR	3,625	4,364,043
Flutter Treasury DAC,
Sr. Sec’d. Notes, 144A(aa)	6.125	06/04/31	GBP	2,000	2,779,873
GGAM Finance Ltd.,
Gtd. Notes, 144A	8.000	02/15/27		225	228,442
Sr. Unsec’d. Notes, 144A	8.000	06/15/28		125	131,563

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 31

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Ireland (cont’d.)

Virgin Media O2 Vendor Financing Notes V DAC,
Sr. Sec’d. Notes	7.875%	03/15/32	GBP	400	$537,723
Virgin Media O2 Vendor Financing Notes VI DAC,
Sr. Sec’d. Notes, 144A	8.500	03/15/33		980	971,386

					9,013,030

Israel 0.7%

Energean Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.375	03/30/28		2,250	2,219,243
Sr. Sec’d. Notes, 144A	5.875	03/30/31		500	486,250
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A(aa)	6.750	06/30/30		1,110	1,137,258

					3,842,751

Italy 0.5%

Bubbles Bidco SpA,
Sr. Sec’d. Notes, 144A(aa)	6.500	09/30/31	EUR	1,200	1,455,314
FIS Fabbrica Italiana Sintetici SpA,
Sr. Sec’d. Notes, 144A	5.250	02/05/31	EUR	925	1,100,560

					2,555,874

Jamaica 0.3%

Digicel Group Holdings Ltd.,
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		125	12
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		43	—
Digicel International Finance Ltd./DIFL US LLC,
Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		1,430	1,486,943

					1,486,955

Japan 1.7%

Nissan Motor Co. Ltd.,
Sr. Unsec’d. Notes, 144A(aa)	5.250	07/17/29	EUR	2,100	2,556,394
Sr. Unsec’d. Notes, 144A(aa)	6.375	07/17/33	EUR	1,400	1,713,158
Sr. Unsec’d. Notes, 144A	7.500	07/17/30		890	933,666
SoftBank Group Corp.,
Sr. Unsec’d. Notes(aa)	3.875	07/06/32	EUR	700	775,272

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (Continued)

Japan (cont’d.)

SoftBank Group Corp., (cont’d.)
Sr. Unsec’d. Notes	5.375%	01/08/29	EUR	600		$728,219
Sr. Unsec’d. Notes(aa)	5.875	07/10/31	EUR	2,300		2,801,374

						9,508,083

Luxembourg 2.0%

Altice Financing SA,
Sr. Sec’d. Notes	3.000	01/15/28	EUR	700		591,539
ARD Finance SA,
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—	(r)	—
Galapagos SA,
Sr. Sec’d. Notes	0.000(cc)	06/15/21(d)	EUR	315		1,864
Herens Midco Sarl,
Gtd. Notes	5.250	05/15/29	EUR	3,350		2,095,286
ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	6.875	09/30/32	EUR	1,100		1,243,964
Maxam Prill Sarl,
Sr. Sec’d. Notes, 144A	7.750	07/15/30		1,350		1,400,613
Monitchem HoldCo 3 SA,
Sr. Sec’d. Notes	8.750	05/01/28	EUR	3,425		4,104,218
Summer BC Holdco B Sarl,
Sr. Sec’d. Notes	5.875	02/15/30	EUR	475		525,740
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.250% (Cap N/A, Floor 0.000%)	6.314(c)	02/15/30	EUR	800		889,932

						10,853,156

Macau 0.2%

Studio City Finance Ltd.,
Gtd. Notes, 144A	5.000	01/15/29		600		580,710
Wynn Macau Ltd.,
Sr. Unsec’d. Notes, 144A	5.625	08/26/28		725		723,688

						1,304,398

Mexico 2.8%

Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A(aa)	6.625(ff)	01/24/32(oo)		750		738,375

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 33

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Mexico (cont’d.)

Grupo Televisa SAB,
Sr. Unsec’d. Notes	5.000%	05/13/45		750	$524,063
Mexico City Airport Trust,
Sr. Sec’d. Notes	5.500	07/31/47		670	577,037
Nemak SAB de CV,
Sr. Unsec’d. Notes, 144A(aa)	3.625	06/28/31		1,230	1,067,794
Petroleos Mexicanos,
Gtd. Notes(aa)	6.500	06/02/41		2,100	1,825,845
Gtd. Notes	6.700	02/16/32		545	544,014
Gtd. Notes(aa)	6.840	01/23/30		2,600	2,657,200
Gtd. Notes	10.000	02/07/33		145	168,792
Gtd. Notes, EMTN	2.750	04/21/27	EUR	811	948,401
Gtd. Notes, MTN(aa)	6.750	09/21/47		1,825	1,501,318
Saavi Energia Sarl,
Sr. Unsec’d. Notes, 144A	8.875	02/10/35		1,350	1,461,577
Tierra Mojada Luxembourg II Sarl,
Sr. Sec’d. Notes, 144A	5.750	12/01/40		1,048	1,028,978
Total Play Telecomunicaciones SA de CV,
Sr. Sec’d. Notes, 144A(aa)	11.125	12/31/32		2,374	2,284,859

					15,328,253

Morocco 0.1%

OCP SA,
Sr. Unsec’d. Notes	6.875	04/25/44		280	288,338
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		200	185,800

					474,138

Netherlands 1.1%

Centrient Holding BV,
Sr. Sec’d. Notes(aa)	6.750	05/30/30	EUR	2,600	2,773,719
Sr. Sec’d. Notes, 144A	6.750	05/30/30	EUR	550	586,748
Trivium Packaging Finance BV,
Sr. Sec’d. Notes(aa)	6.625	07/15/30	EUR	2,050	2,557,541
Ziggo Bond Co. BV,
Gtd. Notes	3.375	02/28/30	EUR	250	263,740

					6,181,748

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Nigeria 0.3%

IHS Holding Ltd.,
Gtd. Notes, 144A	6.250%	11/29/28	645	$641,775
SEPLAT Energy PLC,
Gtd. Notes, 144A	9.125	03/21/30	800	839,752

				1,481,527

Pakistan 0.4%

Veon Midco BV,
Gtd. Notes, 144A(aa)	9.000	07/15/29	1,250	1,312,625
Sr. Unsec’d. Notes, 144A, MTN(aa)	3.375	11/25/27	720	686,470

				1,999,095

Panama 0.1%

AES Panama Generation Holdings SRL,
Sr. Sec’d. Notes, 144A	4.375	05/31/30	359	337,746

Peru 0.3%

Banco de Credito del Peru SA,
Sub. Notes, 144A	6.450(ff)	07/30/35	780	814,125
Orazul Energy Peru SA,
Sr. Unsec’d. Notes, 144A	6.250	09/17/32	550	555,858
Volcan Cia Minera SAA,
Sr. Sec’d. Notes	8.500	10/28/32	400	414,000

				1,783,983

Russia 0.0%

Alfa Bank AO Via Alfa Bond Issuance PLC,
Sub. Notes	5.950	04/15/30(d)	1,500	75,000
Sub. Notes, 144A	5.950	04/15/30(d)	985	49,250
Sovcombank Via SovCom Capital DAC,
Jr. Sub. Notes, 144A	7.600	02/17/27(d)(oo)	1,500	54,188

				178,438

Serbia 0.1%

Telecommunications Co. Telekom Srbija AD Belgrade,
Sr. Unsec’d. Notes, 144A	7.000	10/28/29	415	416,457

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 35

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

South Africa 1.2%

Eskom Holdings,
Sr. Unsec’d. Notes, MTN(aa)	8.450%	08/10/28		790	$845,300
Sasol Financing USA LLC,
Gtd. Notes	5.500	03/18/31		500	439,270
Gtd. Notes(aa)	6.500	09/27/28		1,930	1,918,536
Gtd. Notes, 144A(aa)	8.750	05/03/29		2,100	2,149,245
Transnet,
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/06/28		935	986,425

					6,338,776

Spain 1.3%

Celsa Opco SA,
Sr. Sec’d. Notes, 144A(aa)	8.250	12/15/30	EUR	1,100	1,374,595
Grifols SA,
Sr. Sec’d. Notes(aa)	7.125	05/01/30	EUR	2,650	3,279,735
Telefonica Europe BV,
Gtd. Notes(aa)	2.376(ff)	02/12/29(oo)	EUR	2,100	2,387,674

					7,042,004

Sweden 0.1%

Samhallsbyggnadsbolaget I Norden Holding AB,
Gtd. Notes	0.750	11/14/28	EUR	600	604,436
Gtd. Notes	2.250	07/12/27	EUR	100	112,294

					716,730

Switzerland 0.4%

VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	7.875	05/01/27		1,540	1,541,925
Sr. Unsec’d. Notes, 144A	9.500	06/01/28		630	649,687

					2,191,612

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Thailand 0.2%

GC Treasury Center Co. Ltd.,
Gtd. Notes, 144A	6.500%(ff)	09/10/30(oo)		714	$721,890
Thaioil Treasury Center Co. Ltd.,
Gtd. Notes, 144A	6.100(ff)	01/15/31(oo)		540	542,322

					1,264,212

Turkey 1.5%

Akbank TAS,
Sub. Notes(aa)	7.875(ff)	09/04/35		1,000	1,020,680
Eldorado Gold Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.250	09/01/29		865	870,015
GDZ Elektrik Dagitim A/S,
Sr. Unsec’d. Notes, 144A	9.000	10/15/29		550	549,313
Limak Yenilenebilir Enerji A/S,
Sr. Unsec’d. Notes	9.625	08/12/30		750	742,500
Mersin Uluslararasi Liman Isletmeciligi A/S,
Sr. Unsec’d. Notes, 144A(aa)	8.250	11/15/28		500	520,000
Sisecam UK PLC,
Gtd. Notes, 144A	8.250	05/02/29		415	426,591
TAV Havalimanlari Holding A/S,
Gtd. Notes, 144A(aa)	8.500	12/07/28		500	517,500
Turk Telekomunikasyon A/S,
Sr. Unsec’d. Notes, 144A(aa)	7.375	05/20/29		1,100	1,145,031
Turkcell Iletisim Hizmetleri A/S,
Sr. Unsec’d. Notes, 144A(aa)	7.650	01/24/32		1,000	1,061,875
Turkiye Sinai Kalkinma Bankasi A/S,
Sr. Unsec’d. Notes, 144A, MTN(aa)	9.375	10/19/28		1,000	1,092,500
WE Soda Investments Holding PLC,
Sr. Sec’d. Notes, 144A	9.500	10/06/28		300	309,891

					8,255,896

Ukraine 0.0%

NAK Naftogaz Ukraine via Kondor Finance PLC,
Sr. Unsec’d. Notes	7.125	07/19/26	EUR	237	230,686

United Kingdom 7.3%

Ardonagh Finco Ltd.,
Sr. Sec’d. Notes	6.875	02/15/31	EUR	1,800	2,185,723

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 37

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Ardonagh Finco Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A	6.875%	02/15/31	EUR	150	$182,194
Bellis Acquisition Co. PLC,
Sr. Sec’d. Notes(aa)	8.000	07/01/31	EUR	2,125	2,399,222
Boots Group Finco LP,
Sr. Sec’d. Notes	7.375	08/31/32	GBP	425	599,998
Sr. Sec’d. Notes, 144A	5.375	08/31/32	EUR	700	853,837
Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	700	988,233
Brightstar Lottery PLC/Brightstar Global Solutions Corp.,
Sr. Sec’d. Notes, 144A	5.750	01/15/33		590	585,221
Canary Wharf Group Investment Holdings PLC,
Sr. Sec’d. Notes(aa)	3.375	04/23/28	GBP	2,675	3,471,719
CD&R Firefly Bidco PLC,
Sr. Sec’d. Notes(aa)	8.625	04/30/29	GBP	2,150	3,079,856
Sr. Sec’d. Notes, 144A(aa)	8.625	04/30/29	GBP	1,800	2,577,561
Connect Finco Sarl/Connect US Finco LLC,
Sr. Sec’d. Notes, 144A	9.000	09/15/29		250	265,125
EG Global Finance PLC,
Sr. Sec’d. Notes	11.000	11/30/28	EUR	5,125	6,545,391
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	600	766,258
INEOS Quattro Finance 2 PLC,
Sr. Sec’d. Notes(aa)	6.750	04/15/30	EUR	1,725	1,518,211
Jerrold Finco PLC,
Sr. Sec’d. Notes(aa)	7.875	04/15/30	GBP	2,275	3,195,055
Macquarie Airfinance Holdings Ltd.,
Sr. Unsec’d. Notes, 144A	6.400	03/26/29		75	78,685
Sr. Unsec’d. Notes, 144A	6.500	03/26/31		380	405,830
Motion Finco Sarl,
Sr. Sec’d. Notes	7.375	06/15/30	EUR	1,150	1,187,026
TalkTalk Telecom Group Ltd.,
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	2,253	3
Thames Water Utilities Finance PLC,
Sr. Sec’d. Notes, EMTN(aa)	4.375	01/18/33	EUR	1,150	981,470
Sr. Sec’d. Notes, EMTN	7.125	04/30/33	GBP	400	398,420

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United Kingdom (cont’d.)

Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes(aa)	4.125%	08/15/30	GBP	4,450	$5,548,745
Sr. Sec’d. Notes(aa)	4.250	01/15/30	GBP	1,445	1,839,134

					39,652,917

United States 43.7%

1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000	04/15/32		1,070	1,098,087
ACCO Brands Corp.,
Gtd. Notes, 144A(aa)	4.250	03/15/29		1,000	926,219
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30		370	383,165
Sr. Unsec’d. Notes, 144A(aa)	8.250	02/01/29		2,200	2,281,909
AdaptHealth LLC,
Gtd. Notes, 144A(aa)	4.625	08/01/29		750	725,259
Gtd. Notes, 144A(aa)	5.125	03/01/30		775	752,824
Gtd. Notes, 144A(aa)	6.125	08/01/28		505	506,921
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		325	324,718
AECOM,
Gtd. Notes, 144A	6.000	08/01/33		350	358,390
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29		745	783,728
Albertson’s Cos., Inc.,
Sr. Unsec’d. Notes, 144A	5.625	03/31/32		675	674,274
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/31		1,230	1,292,394
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30		745	773,646
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		400	396,641
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29		250	238,614
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(aa)	5.750	04/20/29		500	504,844
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A	7.750	10/15/33		490	503,786
Sr. Sec’d. Notes, 144A	6.375	10/15/32		280	285,769

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 39

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750%	05/20/27	305	$306,980
Sr. Unsec’d. Notes, 144A	9.500	06/01/30	405	434,279
AMN Healthcare, Inc.,
Gtd. Notes, 144A(aa)	4.000	04/15/29	1,525	1,458,553
Gtd. Notes, 144A	6.500	01/15/31	350	355,424
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	525	519,439
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	235	243,127
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	125	123,280
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	175	175,268
Gtd. Notes, 144A	5.750	07/01/34	230	232,271
Gtd. Notes, 144A	6.625	02/01/32	225	233,823
Archrock Services LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A	6.000	02/01/34	300	299,764
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30	800	756,000
Sr. Sec’d. Notes, 144A	9.500	12/01/30	1,851	1,999,567
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28	200	192,270
Sr. Sec’d. Notes, 144A	6.250	01/30/31	400	411,000
Sr. Unsec’d. Notes, 144A	4.000	09/01/29	300	285,000
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	600	522,456
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	300	318,148
Unsec’d. Notes, 144A	11.500	10/01/31	580	639,393
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33	505	522,738
Gtd. Notes, 144A	9.000	11/01/27	568	699,304
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	340	352,723
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(aa)	4.625	08/01/29	1,425	1,365,208
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	25	23,706

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Ashton Woods USA LLC/Ashton Woods Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.875%	08/01/33	375	$378,355
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	900	940,878
Sr. Sec’d. Notes, 144A	8.375	02/01/34	1,425	1,441,140
Avient Corp.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/31	190	195,301
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	75	77,310
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	315	326,259
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	410	428,963
Gtd. Notes, 144A	7.750	04/15/30	390	410,448
B&G Foods, Inc.,
Gtd. Notes(aa)	5.250	09/15/27	1,370	1,324,273
Sr. Sec’d. Notes, 144A(aa)	8.000	09/15/28	600	566,404
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	75	74,821
Gtd. Notes(aa)	7.250	10/15/29	1,375	1,391,706
Gtd. Notes, 144A	7.500	03/15/31	495	503,344
BioMarin Pharmaceutical, Inc.,
Gtd. Notes, 144A	5.500	02/15/34	485	486,962
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	150	155,898
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	65	68,871
Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	400	389,831
Brandywine Operating Partnership LP,
Gtd. Notes	6.125	01/15/31	320	310,016
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	05/15/31	300	308,684
Sub. Notes, 144A	8.375(ff)	06/15/35	310	318,201
Brinker International, Inc.,
Gtd. Notes, 144A(aa)	8.250	07/15/30	785	828,406
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	02/01/32	210	211,439
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(aa)	4.625	10/15/29	1,300	1,248,099
Sr. Sec’d. Notes, 144A(aa)	6.500	02/15/32	740	757,255
Sr. Sec’d. Notes, 144A(aa)	7.000	02/15/30	925	955,418

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 41

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Calpine Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.125%	03/15/28	3,025	$3,023,689
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.750	08/01/28	600	465,796
Carnival Corp.,
Gtd. Notes, 144A	5.750	08/01/32	75	77,138
Carvana Co.,
Sr. Sec’d. Notes, 144A(aa)	9.000	06/01/30	1,220	1,272,291
Sr. Sec’d. Notes, 144A(aa)	9.000	06/01/31	1,466	1,613,731
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	460	454,881
Sr. Unsec’d. Notes	4.500	05/01/32	125	112,310
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	150	137,445
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	475	401,081
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	1,125	1,075,494
Sr. Unsec’d. Notes, 144A(aa)	5.000	02/01/28	1,150	1,143,099
Sr. Unsec’d. Notes, 144A(aa)	5.125	05/01/27	800	800,745
Sr. Unsec’d. Notes, 144A	7.000	02/01/33	975	984,305
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A	6.875	08/01/32	320	331,697
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	545	573,760
Sr. Sec’d. Notes, 144A	7.500	01/01/30	195	203,167
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30	275	259,243
Sr. Sec’d. Notes, 144A	6.000	01/15/29	275	274,437
Sr. Sec’d. Notes, 144A	9.750	01/15/34	285	297,141
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A	7.125	11/15/30	260	267,862
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	110	113,718
Sr. Sec’d. Notes, 144A	6.750	02/15/30	380	396,986
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	475	407,847
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(aa)	6.750	04/15/30	640	656,475
Gtd. Notes, 144A	6.875	11/01/29	460	478,182
Gtd. Notes, 144A	7.000	03/15/32	295	302,822
Gtd. Notes, 144A	7.375	05/01/33	390	406,578
Gtd. Notes, 144A	7.500	09/15/31	50	52,733

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Cleveland-Cliffs, Inc., (cont’d.)
Gtd. Notes, 144A	7.625%	01/15/34	355	$371,750
Clue Opco LLC,
Sr. Sec’d. Notes, 144A(aa)	9.500	10/15/31	1,687	1,790,276
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/32	490	494,167
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	175	174,638
Columbus McKinnon Corp.,
Sr. Sec’d. Notes, 144A	7.125	02/01/33	280	281,444
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	495	505,774
CompoSecure Holdings LLC,
Sr. Sec’d. Notes, 144A	5.625	02/01/33	430	428,547
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	550	536,872
Gtd. Notes, 144A(aa)	6.750	03/01/29	825	829,994
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31	1,150	1,128,204
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	253,463
CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	395	384,133
Gtd. Notes, 144A	9.250	06/01/30	890	876,303
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	585	257,950
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(aa)(x)	10.000	05/07/29	1,201	1,020,804
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A	9.750	07/15/30	300	312,050
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	565	546,228
Gtd. Notes, 144A(aa)	7.625	04/01/32	125	124,089
Gtd. Notes, 144A	7.875	04/15/32	345	343,236
Gtd. Notes, 144A	8.375	01/15/34	415	419,968
Gtd. Notes, 144A	9.750	10/15/30	175	185,907
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	118,880
Gtd. Notes, 144A	4.125	12/01/30	700	425,462

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 43

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A(aa)	5.375%	02/01/28	1,725	$1,292,569
Gtd. Notes, 144A(aa)	5.500	04/15/27	1,300	1,145,815
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	1,750	651,621
DaVita, Inc.,
Gtd. Notes, 144A(aa)	3.750	02/15/31	1,770	1,626,526
Gtd. Notes, 144A(aa)	4.625	06/01/30	2,425	2,336,374
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	565	575,397
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	320	339,424
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	150	132,750
Gtd. Notes(x)	7.375	07/01/28	415	398,283
Gtd. Notes(x)	7.750	07/01/26	2,910	2,853,399
DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	725	749,734
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	450	401,379
Sr. Sec’d. Notes, 144A	7.250	10/15/30	265	273,243
Sr. Unsec’d. Notes	4.750	02/15/28	450	436,117
Dream Finders Homes, Inc.,
Gtd. Notes, 144A	6.875	09/15/30	335	339,095
EchoStar Corp.,
Sr. Sec’d. Notes(aa)(x)	10.750	11/30/29	1,500	1,644,187
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	605	610,671
Sr. Sec’d. Notes, 144A	9.250	04/01/29	500	525,848
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	163	156,590
Gtd. Notes, 144A	6.000	09/15/33	350	336,092
Entegris, Inc.,
Sr. Sec’d. Notes, 144A	4.750	04/15/29	225	224,964
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(aa)	6.750	01/15/30	950	897,770
Sr. Sec’d. Notes, 144A	4.625	01/15/29	175	169,337
Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	365	379,461

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Flash Compute LLC,
Sr. Sec’d. Notes, 144A	7.250%	12/31/30	380	$381,328
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(aa)	2.700	08/10/26	1,600	1,586,830
Forestar Group, Inc.,
Gtd. Notes, 144A(aa)	5.000	03/01/28	675	674,394
Gtd. Notes, 144A(aa)	6.500	03/15/33	825	844,819
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	730	744,702
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	450	449,982
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	600	595,928
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	250	264,860
Sr. Unsec’d. Notes, 144A(aa)	9.250	02/01/29	1,085	1,135,697
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	200	201,800
Sec’d. Notes, 144A	6.000	01/15/30	825	832,746
Sec’d. Notes, 144A	6.750	05/01/29	400	401,774
Sr. Sec’d. Notes, 144A(aa)	8.625	03/15/31	2,025	2,118,945
Sr. Sec’d. Notes, 144A	8.750	05/15/30	1,000	1,031,234
Gap, Inc. (The),
Gtd. Notes, 144A(aa)	3.875	10/01/31	925	857,009
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A(aa)	7.750	05/31/32	370	391,659
Gen Digital, Inc.,
Gtd. Notes, 144A	6.250	04/01/33	470	472,452
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.500	02/01/34	270	270,624
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	530	520,486
Gtd. Notes, 144A(aa)	4.375	08/15/29	570	557,887
Gtd. Notes, 144A	6.750	01/15/31	260	272,111
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	50	50,669
Gtd. Notes, 144A	7.125	07/01/33	320	327,891
Gtd. Notes, 144A	8.250	01/15/32	250	263,479
GrafTech Finance, Inc.,
Sec’d. Notes, 144A	4.625	12/23/29	540	399,604

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 45

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Gray Media, Inc.,
Sec’d. Notes, 144A	9.625%	07/15/32	330	$340,119
Sr. Sec’d. Notes, 144A	7.250	08/15/33	310	317,351
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	200	210,833
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	420	422,779
Gtd. Notes, 144A	6.000	03/15/34	155	155,730
Gtd. Notes, 144A	7.000	06/15/30	300	314,737
Gtd. Notes, 144A	7.250	06/15/33	525	555,587
Hertz Corp. (The),
Sr. Sec’d. Notes, 144A	12.625	07/15/29	120	120,830
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	275,012
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	435	428,642
Sr. Unsec’d. Notes, 144A(aa)	6.000	02/01/31	920	888,475
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	565	542,730
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	300	290,211
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	248	257,370
Howard Hughes Corp. (The),
Gtd. Notes, 144A(aa)	4.125	02/01/29	1,125	1,088,742
Gtd. Notes, 144A(aa)	4.375	02/01/31	675	639,361
Gtd. Notes, 144A	5.375	08/01/28	475	474,742
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	6.625	01/15/34	365	374,376
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.250	04/15/29	1,250	1,221,429
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A	7.750	08/15/30	450	384,416
Inversion Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.750	08/01/32	505	500,405
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	280	261,813
Sr. Sec’d. Notes, 144A	5.000	05/01/28	380	359,277
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	300	296,237
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	225	221,554
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	375	390,499

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625%	10/15/31	250	$247,777
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	275	266,581
KB Home,
Gtd. Notes	4.000	06/15/31	325	306,631
Gtd. Notes(aa)	4.800	11/15/29	975	970,522
Kodiak Gas Services LLC,
Gtd. Notes, 144A	6.500	10/01/33	180	184,264
Gtd. Notes, 144A	6.750	10/01/35	145	149,784
Kontoor Brands, Inc.,
Gtd. Notes, 144A(aa)	4.125	11/15/29	300	284,586
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28(d)	580	263,900
Sr. Sec’d. Notes, 144A	8.625	10/01/31(d)	375	172,148
Sr. Sec’d. Notes, 144A	9.500	11/01/28(d)	225	101,843
Sr. Unsec’d. Notes, 144A	10.500	07/15/27(d)	740	32,168
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	450	416,032
Sr. Sec’d. Notes, 144A	9.500	06/15/31	515	542,656
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	225	221,726
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	150	142,184
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36	1,875	1,920,396
Sr. Sec’d. Notes, 144A(aa)	6.875	06/30/33	1,140	1,175,069
Sr. Sec’d. Notes, 144A	7.000	03/31/34	925	958,588
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	950	922,991
Sr. Sec’d. Notes, 144A(aa)	8.375	02/15/32	890	966,901
Sr. Sec’d. Notes, 144A	9.875	08/15/30	225	241,544
Light & Wonder International, Inc.,
Gtd. Notes, 144A	6.250	10/01/33	200	202,769
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	7.000	09/15/30	560	584,656
Lithia Motors, Inc.,
Gtd. Notes, 144A	5.500	10/01/30	115	115,787
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	475	459,420
Lsf12 Helix Parent LLC,
Sr. Sec’d. Notes, 144A	7.125	02/01/33	360	361,724

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 47

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

M/I Homes, Inc.,
Gtd. Notes(aa)	4.950%	02/01/28		625	$623,422
Magnera Corp.,
Sr. Sec’d. Notes, 144A(aa)	7.250	11/15/31		285	269,999
Matador Resources Co.,
Gtd. Notes, 144A	6.500	04/15/32		50	50,923
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A(aa)	6.500	05/15/29		2,000	1,996,764
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A(aa)	11.500	09/01/28		1,100	1,171,436
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30		375	298,555
MGM Resorts International,
Gtd. Notes(aa)	4.750	10/15/28		1,963	1,958,880
Gtd. Notes	6.125	09/15/29		475	485,633
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	4.875	05/01/29		725	712,080
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32		585	591,507
Gtd. Notes, 144A	6.375	08/01/30		390	398,252
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A	6.750	04/01/32		212	217,951
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30		325	315,330
MKS, Inc.,
Gtd. Notes, 144A	4.250	02/15/34	EUR	900	1,066,730
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30		803	688,993
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30		537	563,976
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes(aa)	7.000	02/15/32	EUR	2,090	2,579,301
Sr. Sec’d. Notes, 144A	8.500	02/15/32		200	214,210
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.625	11/15/32		600	610,979
Gtd. Notes, 144A	8.875	08/15/31		595	605,645
Gtd. Notes, 144A(aa)	9.125	01/31/30		670	707,371

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Navient Corp.,
Sr. Unsec’d. Notes(aa)	4.875%	03/15/28		330	$323,387
Sr. Unsec’d. Notes	5.000	03/15/27		975	968,154
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30		500	511,000
Sr. Unsec’d. Notes, 144A	6.250	09/15/33		280	280,736
Sr. Unsec’d. Notes, 144A	6.750	02/01/32		650	666,022
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		100	107,135
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28		550	544,283
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/15/33		395	402,312
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29		425	418,911
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30		380	396,264
Sr. Unsec’d. Notes, 144A	9.250	10/01/29		390	409,878
Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.625	05/15/32		285	279,300
Sr. Unsec’d. Notes, 144A	8.500	06/01/28		325	340,963
NFE Financing LLC,
Sr. Sec’d. Notes, 144A, MTN	12.000	11/15/29		605	213,973
Noble Finance II LLC,
Gtd. Notes, 144A(aa)	8.000	04/15/30		465	484,645
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31		155	141,903
Gtd. Notes, 144A	6.875	01/30/30		325	337,098
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		200	187,097
Gtd. Notes, 144A(aa)	3.875	02/15/32		600	561,454
Jr. Sub. Notes, 144A(aa)	10.250(ff)	03/15/28(oo)		750	824,089
Sr. Unsec’d. Notes, 144A	5.750	01/15/34		660	664,380
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.250	06/15/31		285	292,172
Sr. Sec’d. Notes, 144A	7.250	02/15/33		575	573,202
Sr. Unsec’d. Notes	5.375	10/01/29	EUR	400	443,273
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		450	437,620
Gtd. Notes	5.375	11/15/29		605	603,401

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 49

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

OneMain Finance Corp., (cont’d.)
Gtd. Notes	6.125%	05/15/30	300	$305,678
Gtd. Notes	6.625	05/15/29	390	402,675
Gtd. Notes	6.750	03/15/32	125	127,759
Gtd. Notes	6.750	09/15/33	632	640,018
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A(aa)	5.125	04/30/31	575	521,987
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	254	258,949
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	818	818,503
Sr. Sec’d. Notes, 144A	8.000	03/15/31	715	736,132
Patrick Industries, Inc.,
Gtd. Notes, 144A	6.375	11/01/32	470	481,130
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	250	249,561
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A(aa)	4.250	02/15/29	695	668,278
Gtd. Notes, 144A	5.750	09/15/31	425	420,421
Gtd. Notes, 144A	6.750	02/15/34	375	376,091
Gtd. Notes, 144A	6.875	05/15/32	805	823,899
Gtd. Notes, 144A	7.875	12/15/29	75	79,014
Perimeter Holdings LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/34	585	585,297
Permian Resources Operating LLC,
Gtd. Notes, 144A	7.000	01/15/32	10	10,473
Gtd. Notes, 144A	8.000	04/15/27	225	227,250
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	200	207,055
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A(aa)	9.500	10/01/28	1,375	1,271,105
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	100	97,588
Gtd. Notes, 144A	6.375	03/01/33	295	297,429
Gtd. Notes, 144A	6.500	03/15/36	750	750,100
PRA Group, Inc.,
Gtd. Notes, 144A	5.000	10/01/29	150	137,496
Gtd. Notes, 144A	8.375	02/01/28	425	429,101
Gtd. Notes, 144A	8.875	01/31/30	445	447,919

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A	9.000%	08/01/29	110	$114,166
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A(aa)	9.375	09/01/29	780	812,599
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	80	82,612
Sr. Sec’d. Notes, 144A	5.750	08/15/32	135	137,461
QXO Building Products, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/30/32	260	268,161
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% and PIK 3.250%(x)	9.250	03/25/30	1,506	1,070,828
Range Resources Corp.,
Gtd. Notes, 144A	4.750	02/15/30	150	147,954
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	200	197,242
Gtd. Notes, 144A	6.500	04/01/32	465	481,312
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	430	439,612
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	02/01/33	865	880,314
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.,
Sr. Sec’d. Notes, 144A	6.250	10/15/30	480	487,365
Rocket Cos., Inc.,
Gtd. Notes, 144A(aa)	6.125	08/01/30	1,825	1,869,107
Gtd. Notes, 144A	6.500	08/01/29	295	303,330
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(aa)	3.875	03/01/31	1,175	1,102,023
Gtd. Notes, 144A(aa)	4.000	10/15/33	650	595,824
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	320	337,793
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	130	133,427
RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	85	86,635
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32	520	539,916

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 51

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625%	03/01/30	675	$616,686
Scotts Miracle-Gro Co. (The),
Gtd. Notes(aa)	4.000	04/01/31	1,625	1,531,698
Gtd. Notes	4.375	02/01/32	475	448,514
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	350	328,363
SESI LLC,
Sr. Sec’d. Notes, 144A	7.875	09/30/30	280	282,169
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes(aa)	4.750	04/01/29	860	849,142
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	6.750	08/15/32	195	198,927
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.125	02/15/33	615	636,205
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000	10/30/29	625	615,900
SM Energy Co.,
Gtd. Notes, 144A	8.375	07/01/28	365	377,423
Gtd. Notes, 144A	8.625	11/01/30	405	428,576
Gtd. Notes, 144A	9.625	06/15/33	535	585,024
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	198	198,733
Sr. Sec’d. Notes, 144A	8.875	11/15/31	545	581,509
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	165	169,283
Gtd. Notes, 144A	6.875	03/15/34	285	291,115
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/33	325	326,738
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	180	183,971
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	580	598,195
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	3.375	01/15/31	345	318,339
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	601	598,218
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	770	736,370
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	300	298,009

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Starwood Property Trust, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%	04/15/30	100	$102,799
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	275	286,146
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	290	302,286
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	400	422,109
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	665	700,121
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A(aa)	5.000	06/01/31	510	489,951
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	210	211,276
Gtd. Notes, 144A	6.250	07/01/33	330	339,273
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	1,075	1,054,468
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	265	273,298
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(aa)	4.500	05/15/29	525	516,413
Gtd. Notes	4.500	04/30/30	75	73,272
SWF Holdings I Corp.,
Sec’d. Notes, 144A	6.500	10/06/29	1,216	486,277
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	988	988,065
Gtd. Notes, 144A	6.000	12/31/30	50	50,741
Gtd. Notes, 144A	6.750	03/15/34	305	310,409
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	525	544,098
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	11/15/32	295	302,700
Sr. Unsec’d. Notes, 144A(aa)	5.125	08/01/30	1,150	1,157,152
Tenet Healthcare Corp.,
Sr. Sec’d. Notes(aa)	4.250	06/01/29	1,830	1,802,199
Sr. Sec’d. Notes(aa)	4.375	01/15/30	1,175	1,155,007
Sr. Unsec’d. Notes(aa)	6.875	11/15/31	450	492,374
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.000	11/17/28	1,700	1,709,434
Terex Corp.,
Gtd. Notes, 144A	6.250	10/15/32	440	450,554
Tidewater, Inc.,
Gtd. Notes, 144A	9.125	07/15/30	300	324,448

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 53

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

Titan International, Inc.,
Sr. Sec’d. Notes	7.000%	04/30/28	650	$652,539
TopBuild Corp.,
Gtd. Notes, 144A	4.125	02/15/32	325	309,304
Gtd. Notes, 144A	5.625	01/31/34	455	459,639
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A(aa)	6.375	03/01/29	205	210,901
Sr. Sec’d. Notes, 144A	6.625	03/01/32	140	145,016
Sr. Sec’d. Notes, 144A	6.750	08/15/28	225	228,985
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	330	335,775
Gtd. Notes, 144A	8.500	05/15/31	535	543,972
Sr. Sec’d. Notes, 144A	7.875	10/15/32	220	232,052
Sr. Sec’d. Notes, 144A	8.750	02/15/30	533	555,131
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	400	401,519
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28	1,000	1,004,312
TriMas Corp.,
Gtd. Notes, 144A(aa)	4.125	04/15/29	540	526,361
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	150	115,202
Sr. Sec’d. Notes, 144A	9.125	09/30/30	135	133,780
United Airlines Holdings, Inc.,
Gtd. Notes	5.375	03/01/31	480	484,869
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(aa)	4.375	04/15/26	1,260	1,259,075
Sr. Sec’d. Notes, 144A(aa)	4.625	04/15/29	236	235,769
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	27	25,753
Gtd. Notes, 144A	5.375	11/15/33	585	584,715
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	8.625	06/15/32	1,100	1,108,006
Uniti Services LLC,
Sr. Sec’d. Notes, 144A	7.500	10/15/33	525	542,478
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	8.000	08/15/28	445	459,389
Sr. Sec’d. Notes, 144A(aa)	9.375	08/01/32	490	527,507

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

UWM Holdings LLC,
Gtd. Notes, 144A	6.250%	03/15/31	345	$342,824
Gtd. Notes, 144A	6.625	02/01/30	80	80,673
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	300	313,173
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	175	160,909
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	365	357,646
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/30	580	594,460
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(aa)	9.000(ff)	09/30/29(oo)	1,015	893,862
Sr. Sec’d. Notes, 144A	7.000	01/15/30	340	342,122
Sr. Sec’d. Notes, 144A	8.125	06/01/28	100	102,383
Sr. Sec’d. Notes, 144A(aa)	9.500	02/01/29	630	671,180
Sr. Sec’d. Notes, 144A(aa)	9.875	02/01/32	800	846,793
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	375	389,455
Sr. Sec’d. Notes, 144A	6.500	06/15/34	362	375,172
Sr. Sec’d. Notes, 144A	6.750	01/15/36	480	503,287
Sr. Sec’d. Notes, 144A	7.500	05/01/33	592	649,055
Sr. Sec’d. Notes, 144A	7.750	05/01/35	627	699,294
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	610	653,887
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.875	10/15/33	265	268,644
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	200	199,664
Vistra Corp.,
Jr. Sub. Notes, 144A(aa)	7.000(ff)	12/15/26(oo)	2,000	2,029,514
Jr. Sub. Notes, 144A(aa)	8.000(ff)	10/15/26(oo)	875	891,047
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	4.375	05/01/29	975	963,498
Gtd. Notes, 144A(aa)	5.000	07/31/27	455	455,296
VoltaGrid LLC,
Sec’d. Notes, 144A(aa)	7.375	11/01/30	1,275	1,292,048
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A(aa)	9.250	07/01/32	1,650	1,754,135

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 55

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

United States (cont’d.)

VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500%	08/15/30	230	$235,506
Warnermedia Holdings, Inc.,
Gtd. Notes(aa)	5.141	03/15/52	1,905	1,262,783
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	02/01/33	465	480,033
Weatherford International Ltd.,
Gtd. Notes, 144A	6.750	10/15/33	235	243,298
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.750	01/15/34	780	783,965
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	140	144,413
Gtd. Notes, 144A	6.375	03/15/33	65	67,638
Gtd. Notes, 144A	6.625	03/15/32	315	329,313
WEX, Inc.,
Gtd. Notes, 144A	6.500	03/15/33	305	311,634
Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	145	145,518
Sr. Unsec’d. Notes	6.500	06/15/33	975	961,739
White Cap Supply Holdings LLC,
Gtd. Notes, 144A	7.375	11/15/30	260	270,092
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A(aa)	8.500	06/15/30	350	369,128
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	8.250	10/01/31	880	922,077
Wolverine World Wide, Inc.,
Gtd. Notes, 144A(aa)	4.000	08/15/29	1,525	1,423,595
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	710	713,888
Gtd. Notes, 144A	6.250	03/15/33	445	453,444
Gtd. Notes, 144A	7.125	02/15/31	335	361,018
XPO, Inc.,
Gtd. Notes, 144A(aa)	7.125	06/01/31	200	207,833
Gtd. Notes, 144A	7.125	02/01/32	140	147,158
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.250	03/09/30	590	575,998

				237,530,739

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Vietnam 0.1%

Mong Duong Finance Holdings BV,
Sr. Sec’d. Notes, 144A (aa)	5.125%	05/07/29		742	$737,158

Zambia 0.6%

First Quantum Minerals Ltd.,
Gtd. Notes, 144A	7.250	02/15/34		605	635,637
Gtd. Notes, 144A(aa)	8.000	03/01/33		835	894,769
Gtd. Notes, 144A(aa)	8.625	06/01/31		575	602,905
Sec’d. Notes, 144A	9.375	03/01/29		880	922,900

					3,056,211

TOTAL CORPORATE BONDS (cost $459,767,737)					458,614,362

FLOATING RATE AND OTHER LOANS 4.5%

Canada 0.0%

Kronos Acquisition Holdings, Inc.,
2024 Initial Loan, 3 Month SOFR + 4.000%	7.672(c)	07/08/31		196	135,194

France 0.3%

Altice France SA,
New USD B-14 Term Loan, 1 Month SOFR + 6.875%	10.547(c)	05/31/31		1,243	1,259,494

Jamaica 0.2%

Digicel International Finance Ltd.,
Initial Term Loan, 3 Month SOFR + 5.250%	9.023(c)	08/31/32		1,090	1,090,970

Luxembourg 0.3%

S4 Capital LUX Finance Sarl,
Facility B Loan, 1 Month EURIBOR + 3.750%	5.704(c)	08/09/28	EUR	1,500	1,620,474

Netherlands 0.3%

Cuppa Bidco BV,
Facility B1 EUR, 6 Month EURIBOR + 4.750%	6.874(c)	06/29/29	EUR	475	410,863
International Park Holdings BV,
2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	1,025	1,202,834

					1,613,697

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 57

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

United Kingdom 0.8%

Connect Finco Sarl,
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.172%(c)	09/27/29		403	$401,502
Doncasters US Finance LLC,
2025 Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		119	119,993
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		2,437	2,454,874
Hurricane CleanCo Ltd.,
Facility A^	6.250	10/31/29	GBP	951	1,367,023

					4,343,392

United States 2.6%

Allied Universal Holdco LLC,
Amendment No. 7 Replacement U.S. Dollar Term Loan, 1 Month SOFR + 3.250%	6.922(c)	08/20/32		481	481,159
American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	8.922(c)	07/08/30		349	342,233
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.422(c)	06/30/32		574	563,766
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.422(c)	01/28/32		623	623,631
ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 5.000%^	8.672(c)	07/10/32		561	553,600
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		228	61,496
Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	9.172(c)	07/20/28		279	275,195
Hilcorp Energy I LP,
Repriced Term Loan, 1 Month SOFR + 1.750%	5.425(c)	02/11/30		323	322,562
LABL, Inc.,
Initial Dollar Term Loan	8.767	10/29/28		50	22,672
Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%	6.922(c)	03/29/32		400	400,100
LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.422(c)	05/16/31		124	123,621
Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.072(c)	11/04/31		229	226,744
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.672(c)	03/01/29		1,892	1,669,606

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

United States (cont’d.)

MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.417%(c)	12/31/30	342	$340,484
Second Out Term Loan, 3 Month SOFR + 4.862%	8.528(c)	12/31/30	431	395,483
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.701(c)	04/16/29	533	526,000
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.922(c)	02/10/32	372	371,908
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.672(c)	06/26/29	50	49,875
Delayed Draw Term Loan, 3 Month SOFR + 4.000%	4.586(c)	06/26/29	50	49,875
First Out Term Loan, 1 Month SOFR + 3.500%	8.786(c)	09/25/29	3,975	3,408,888
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.036(c)	07/14/28	1,001	632,899
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.739(c)	11/17/28	415	409,849
VCI Asset Holdings LLC,
Term Loan	— (p)	01/30/31	1,325	1,311,750
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	605	453,527
Term Loan^	13.905	10/12/28(d)	881	17,624
Venator Materials LLC,
First Out Term B Loan^	14.002	07/16/26(d)	608	456,012
Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.411(c)	04/01/31	63	63,579

				14,154,138

TOTAL FLOATING RATE AND OTHER LOANS (cost $25,629,073)				24,217,359

SOVEREIGN BONDS 23.0%

Angola 0.7%

Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28	960	965,319
Sr. Unsec’d. Notes	8.750	04/14/32	390	380,285
Sr. Unsec’d. Notes	9.375	05/08/48	550	486,495

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 59

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Angola (cont’d.)

Angolan Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	9.244%	01/15/31		935	$943,471
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		1,015	995,654

					3,771,224

Argentina 4.4%

Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	1,194	1,190,827
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		4,943	4,191,700
Sr. Unsec’d. Notes	1.000	07/09/29		1,241	1,094,998
Sr. Unsec’d. Notes	3.000(cc)	07/09/41	EUR	485	403,001
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		4,394	3,409,480
Sr. Unsec’d. Notes	5.000	01/09/38		13,769	11,084,241
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN	6.625(cc)	09/01/37		1,179	955,391
Sr. Unsec’d. Notes, EMTN	6.625(cc)	09/01/37		1,075	870,368
Provincia de Cordoba,
Sr. Unsec’d. Notes, 144A	9.750	07/02/32		540	564,948

					23,764,954

Bahrain 0.1%

Bahrain Government International Bond,
Sr. Unsec’d. Notes (aa)	6.750	09/20/29		770	788,049

Brazil 1.1%

Brazilian Government International Bond,
Sr. Unsec’d. Notes(aa)	3.875	06/12/30		1,710	1,636,470
Sr. Unsec’d. Notes(aa)	5.625	01/07/41		1,500	1,393,800
Sr. Unsec’d. Notes(aa)	6.125	01/22/32		1,050	1,082,813
Sr. Unsec’d. Notes(aa)	6.625	03/15/35		1,170	1,205,100
Sr. Unsec’d. Notes(aa)	7.125	05/13/54		780	778,440

					6,096,623

Colombia 1.5%

Colombia Government International Bond,
Sr. Unsec’d. Notes(aa)	3.000	01/30/30		4,610	4,139,780
Sr. Unsec’d. Notes	5.000	09/19/32	EUR	310	354,019

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Colombia (cont’d.)

Colombia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes(aa)	6.125%	01/18/41	2,645	$2,343,470
Sr. Unsec’d. Notes	7.375	09/18/37	780	797,160
Sr. Unsec’d. Notes	7.500	02/02/34	430	449,887

				8,084,316

Costa Rica 0.3%

Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.550	04/03/34	520	562,640
Unsec’d. Notes, 144A	7.300	11/13/54	800	891,400

				1,454,040

Dominican Republic 1.3%

Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30	2,000	1,954,000
Sr. Unsec’d. Notes	4.875	09/23/32	860	823,880
Sr. Unsec’d. Notes	6.850	01/27/45	800	831,200
Sr. Unsec’d. Notes	7.450	04/30/44	2,060	2,270,120
Sr. Unsec’d. Notes, 144A	5.875	01/30/60	855	760,843
Sr. Unsec’d. Notes, 144A	7.050	02/03/31	320	343,040

				6,983,083

Ecuador 1.0%

Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40	850	702,100
Sr. Unsec’d. Notes	6.900(cc)	07/31/35	260	237,900
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40	901	744,573
Sr. Unsec’d. Notes, 144A	6.900(cc)	07/31/35	1,829	1,673,371
Sr. Unsec’d. Notes, 144A	8.750	01/29/34	1,400	1,414,672
Sr. Unsec’d. Notes, 144A	9.250	01/29/39	600	616,500
Sr. Unsec’d. Notes, 144A	5.583(s)	07/31/30	372	313,206

				5,702,322

Egypt 1.9%

Egypt Government International Bond,
Sr. Unsec’d. Notes	8.500	01/31/47	605	584,536
Sr. Unsec’d. Notes	8.700	03/01/49	1,030	1,007,340

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 61

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Egypt (cont’d.)

Egypt Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	8.875%	05/29/50		525	$517,976
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	3,195	3,828,852
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	3,360	3,955,394
Sr. Unsec’d. Notes, EMTN	8.750	09/30/51		200	195,400

					10,089,498

El Salvador 0.5%

El Salvador Government International Bond,
Sr. Unsec’d. Notes	8.250	04/10/32		1,510	1,621,740
Sr. Unsec’d. Notes	9.250	04/17/30		1,000	1,085,000

					2,706,740

Gabon 0.1%

Gabon Government International Bond,
Sr. Unsec’d. Notes, 144A	6.625	02/06/31		400	338,604

Ghana 0.9%

Ghana Government International Bond,
Sr. Unsec’d. Notes	1.500	01/03/37		490	271,950
Sr. Unsec’d. Notes	5.000(cc)	07/03/29		1,225	1,198,662
Sr. Unsec’d. Notes	5.000(cc)	07/03/35		950	864,500
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29		701	685,128
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35		1,853	1,686,594
Sr. Unsec’d. Notes, 144A	4.959(s)	01/03/30		183	160,343

					4,867,177

Guatemala 0.2%

Guatemala Government Bond,
Sr. Unsec’d. Notes	4.375	06/05/27		590	586,312
Sr. Unsec’d. Notes	4.900	06/01/30		450	448,538
Sr. Unsec’d. Notes	6.125	06/01/50		300	294,000

					1,328,850

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Honduras 0.2%

Honduras Government International Bond,
Sr. Unsec’d. Notes	6.250%	01/19/27		930	$939,300

Ivory Coast 1.5%

Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	1,285	1,497,479
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,360	1,635,753
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	1,690	2,052,070
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	630	689,379
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	1,585	1,873,496
Sr. Unsec’d. Notes, 144A	8.075	04/01/36		410	437,470

					8,185,647

Kenya 0.2%

Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	9.500	03/05/36		600	641,400
Sr. Unsec’d. Notes, 144A	9.500	03/05/36		245	261,905

					903,305

Lebanon 0.6%

Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)		2,000	577,791
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)		2,550	739,500
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)		275	79,536
Sr. Unsec’d. Notes, GMTN	7.050	11/02/35(d)		1,105	321,271
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)		450	130,161
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)		2,345	681,363
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)		2,585	751,089

					3,280,711

Mongolia 0.0%

Mongolia Government International Bond,
Sr. Unsec’d. Notes, 144A	7.875	06/05/29		205	220,119

Nigeria 0.4%

Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30		285	293,257

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 63

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)

Nigeria (cont’d.)

Nigeria Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.875%	02/16/32		600	$623,400
Sr. Unsec’d. Notes	9.625	06/09/31		880	995,500
Sr. Unsec’d. Notes, 144A	8.631	01/13/36		405	432,718

					2,344,875

Pakistan 0.3%

Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27		200	203,249
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26		1,070	1,068,930
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31		460	462,990

					1,735,169

Paraguay 0.4%

Paraguay Government International Bond,
Sr. Unsec’d. Notes	6.100	08/11/44		950	970,900
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		800	848,800
Sr. Unsec’d. Notes, 144A	6.650	03/04/55		200	214,400

					2,034,100

Romania 0.5%

Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		2,344	2,558,581

Senegal 0.1%

Senegal Government International Bond,
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	1,220	790,475

Serbia 0.2%

Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	760	839,220

South Africa 0.7%

Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	7.100	11/19/36		550	583,536
Sr. Unsec’d. Notes(aa)	7.950	11/19/54		2,020	2,117,596

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

South Africa (cont’d.)

Republic of South Africa Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A(aa)	7.950%	11/19/54	1,120	$1,174,113
Sr. Unsec’d. Notes, Series 30Y	7.300	04/20/52	200	197,400

				4,072,645

Sri Lanka 0.5%

Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	3.600(cc)	06/15/35	161	131,501
Sr. Unsec’d. Notes	3.600(cc)	02/15/38	305	301,721
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30	185	183,090
Sr. Unsec’d. Notes, 144A	3.350(cc)	03/15/33	747	685,107
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35	860	702,426
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36	478	472,463
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38	322	318,569
Sr. Unsec’d. Notes, 144A	4.000	04/15/28	174	169,912

				2,964,789

Turkey 2.5%

Turkiye Government International Bond,
Sr. Unsec’d. Notes(aa)	6.800	11/04/36	2,150	2,138,196
Sr. Unsec’d. Notes(aa)	7.125	07/17/32	1,570	1,633,978
Sr. Unsec’d. Notes(aa)	9.125	07/13/30	1,625	1,841,125
Sr. Unsec’d. Notes, Series 06Y(aa)	9.375	03/14/29	510	568,650
Sr. Unsec’d. Notes, Series 10Y(aa)	5.950	01/15/31	1,660	1,659,967
Sr. Unsec’d. Notes, Series 10Y(aa)	7.625	05/15/34	1,195	1,269,640
Sr. Unsec’d. Notes, Series 10Y(aa)	9.375	01/19/33	1,650	1,916,475
Sr. Unsec’d. Notes, Series 30Y(aa)	5.750	05/11/47	2,980	2,394,430

				13,422,461

Ukraine 0.5%

Ukraine Government International Bond,
Sr. Unsec’d. Notes	0.000(cc)	02/01/34	145	70,688
Sr. Unsec’d. Notes	0.000(cc)	02/01/35	290	163,560
Sr. Unsec’d. Notes	4.500(cc)	02/01/34	240	150,720
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	172	108,549
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	643	313,386
Sr. Unsec’d. Notes, 144A	4.000(cc)	02/01/32	703	559,203

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 65

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)

Ukraine (cont’d.)

Ukraine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.500%(cc)	02/01/34	950	$596,448
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/35	610	376,030
Sr. Unsec’d. Notes, 144A	4.500(cc)	02/01/36	515	312,569

				2,651,153

United Arab Emirates 0.2%

Finance Department Government of Sharjah, Sr. Unsec’d. Notes, 144A	6.500	11/23/32	950	999,552

Zambia 0.2%

Zambia Government International Bond,
Unsec’d. Notes	5.750(cc)	06/30/33	498	487,261
Unsec’d. Notes, 144A	0.500	12/31/53	207	148,754
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	757	739,636

				1,375,651

TOTAL SOVEREIGN BONDS (cost $118,199,661)				125,293,233

U.S. TREASURY OBLIGATIONS(k) 0.9%
U.S. Treasury Notes	3.500	09/30/26	550	549,613
U.S. Treasury Notes	3.500	01/31/28	1,000	999,336
U.S. Treasury Notes	3.750	06/30/27	1,250	1,253,760
U.S. Treasury Notes(aa)(h)	4.250	11/30/26	1,950	1,960,359

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,742,361)				4,763,068

			Shares

COMMON STOCKS 1.9%

Canada 0.0%

Mitel Networks International Ltd.*^			327	163

France 0.0%

Altice France SA*			18,904	361,327

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Jamaica 0.6%

Digicel International Finance Ltd.*(x)	171,102	$3,122,697

United States 1.3%

Ardagh Packaging Finance PLC Equity, 144A*	59	413
Cornerstone Chemical Co.*^(x)	50,669	253,345
Diamond Sports Group LLC*(x)	30,779	5,786
Expand Energy Corp.	4,885	549,123
Ferrellgas Partners LP (Class B Stock)*	10,866	1,942,454
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,397	431,910
Heritage Power LLC, Exit Financing - Participation on Account of
Backstop Shares & Exit Financing - Reserve Shares*	1,652	119,082
Heritage Power LLC, Exit Financing Participation Shares &
Backstop Shares*	37,551	2,706,808
Heritage Power LLC, Litigation Trust Interests*^	43,215	21,607
TPC Group, Inc.*	48,777	894,229
Venator Materials PLC*^(x)	2,352	—

		6,924,757

TOTAL COMMON STOCKS (cost $6,176,149)		10,408,944

PREFERRED STOCKS 0.6%

Jamaica 0.0%

Digicel International Finance Ltd.*^(x)

	11,188	140,434

United States 0.6%

Ferrellgas Escrow LLC 8.956%, Maturing 03/30/31^	923	1,003,763
QXO, Inc. 4.750%, Maturing 12/31/79^	2,020,000	2,020,000

		3,023,763

TOTAL PREFERRED STOCKS (cost $3,053,910)		3,164,197

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 67

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Units	Value

WARRANTS* 0.0%

United States

Diamond Sports Group LLC, expiring 06/30/26(x) (cost $0)	57,566	$1

TOTAL LONG-TERM INVESTMENTS 115.3% (cost $617,587,019)		626,479,459

	Shares

SHORT-TERM INVESTMENT 1.8%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $9,757,861)(wb)	9,757,861	9,757,861

TOTAL INVESTMENTS 117.1% (cost $627,344,880)		636,237,320
Liabilities in excess of other assets(z) (17.1)%		(92,811,442)

NET ASSETS 100.0%		$543,425,878

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,794,190 and 2.2% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $230,914,059 segregated as collateral for amount of $100,000,000 borrowed and outstanding as of January 31, 2026.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cornerstone Chemical Co.*^	12/06/23	$962,711	$253,345	0.1%
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^(aa)	05/07/25-11/04/25	992,107	1,020,804	0.2
Diamond Sports Group LLC*	01/02/25	80,588	5,786	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	12	12	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	4	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	39,680	140,434	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	208,462	3,122,697	0.6
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	1,430,000	1,486,943	0.3
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	05/10/21	150,000	132,750	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	06/24/20	415,000	398,283	0.1
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	03/08/19-11/14/24	2,434,875	2,853,399	0.5
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23	739,500	749,734	0.1
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29(aa)	05/20/25-05/29/25	1,518,375	1,644,187	0.3
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 6.000% and PIK 3.250%, 9.250%, 03/25/30	06/30/25-09/15/25	1,197,394	1,070,828	0.2
Venator Materials PLC*^	03/08/19-10/19/23	2,477,338	—	0.0

Total		$12,646,046	$12,879,203	2.4%

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at January 31, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $36,147)^	37	$36,195	$48	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $60,244)^	61	60,325	81	—

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 69

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Unfunded loan commitments outstanding at January 31, 2026 (continued):

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $180,000)^	180	$181,350	$1,350	$—
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $100,000)	100	99,750	—	(250)

		$377,620	$1,479	$(250)

Futures contracts outstanding at January 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
166	2 Year U.S. Treasury Notes	Mar. 2026	$34,609,703	$(35,711)
37	5 Year Euro-Bobl	Mar. 2026	5,114,276	3,034
286	5 Year U.S. Treasury Notes	Mar. 2026	31,153,891	(115,643)
15	10 Year Euro-Bund	Mar. 2026	2,278,895	(13,551)
12	10 Year U.K. Gilt	Mar. 2026	1,491,775	(7,238)
190	10 Year U.S. Treasury Notes	Mar. 2026	21,247,345	(195,202)
60	20 Year U.S. Treasury Bonds	Mar. 2026	6,907,500	(77,089)
25	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	2,935,938	(55,274)
110	Euro Schatz Index	Mar. 2026	13,939,183	(4,547)

				(501,221)

Short Positions:
19	3 Month SONIA Index	Mar. 2026	6,256,250	(1,001)
11	3 Month SONIA Index	Jun. 2026	3,626,743	1,208
11	3 Month SONIA Index	Sep. 2026	3,632,576	(767)
11	3 Month SONIA Index	Dec. 2026	3,635,586	(2,273)
11	3 Month SONIA Index	Mar. 2027	3,635,963	(2,461)
8	3 Month SONIA Index	Jun. 2027	2,643,105	(1,516)
8	3 Month SONIA Index	Sep. 2027	2,641,326	(969)
8	3 Month SONIA Index	Dec. 2027	2,639,410	(285)
8	3 Month SONIA Index	Mar. 2028	2,637,768	400
5	3 Month SONIA Index	Jun. 2028	1,647,750	464
5	3 Month SONIA Index	Sep. 2028	1,646,809	763
5	3 Month SONIA Index	Dec. 2028	1,645,954	934
5	3 Month SONIA Index	Mar. 2029	1,645,099	1,019
8	3 Month SONIA Index	Jun. 2029	2,630,927	1,836
8	3 Month SONIA Index	Sep. 2029	2,629,832	1,905

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Futures contracts outstanding at January 31, 2026 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
8	3 Month SONIA Index	Dec. 2029	$2,628,737	$1,905
8	3 Month SONIA Index	Mar. 2030	2,627,506	1,973

				3,135

				$(498,086)

Forward foreign currency exchange contracts outstanding at January 31, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/03/26	CITI	GBP	20,952	$28,597,361	$28,669,453	$72,092	$—
Euro,
Expiring 02/03/26	BNP	EUR	206	240,217	244,251	4,034	—
Expiring 02/03/26	CITI	EUR	90,476	108,006,088	107,265,335	—	(740,753)
Expiring 02/03/26	HSBC	EUR	2,000	2,331,217	2,371,144	39,927	—
Expiring 02/03/26	HSBC	EUR	397	462,708	470,684	7,976	—
Expiring 02/03/26	SSB	EUR	1,270	1,487,508	1,505,676	18,168	—
Expiring 02/03/26	UAG	EUR	286	334,585	338,951	4,366	—

				$141,459,684	$140,865,494	146,563	(740,753)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/03/26	BOA	GBP	20,638	$27,792,072	$28,239,978	$—	$(447,906)
Expiring 02/03/26	MSI	GBP	314	421,479	429,476	—	(7,997)
Expiring 02/03/26	SSB	GBP	407	553,297	556,299	—	(3,002)
Expiring 03/03/26	CITI	GBP	20,952	28,596,378	28,668,659	—	(72,281)
Euro,
Expiring 02/03/26	CITI	EUR	94,635	110,922,194	112,196,040	—	(1,273,846)

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 71

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 03/03/26	CITI	EUR	90,476	$108,148,813	$107,404,697	$744,116	$—
Expiring 03/03/26	GSI	EUR	913	1,087,428	1,083,692	3,736	—

				$277,521,661	$278,578,841	747,852	(1,805,032)

						$894,415	$(2,545,785)

Credit default swap agreement outstanding at January 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000	%(Q)	8,326	2.959%	$713,477	$742,064	$28,587

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$600,000	$2,327,532
JPS	142,000	1,370,042

Total	$742,000	$3,697,574

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Cayman Islands	$—	$18,295	$—
Corporate Bonds
Angola	—	1,638,874	—
Argentina	—	8,106,670	—
Australia	—	1,571,064	—

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 73

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Corporate Bonds (continued)
Brazil	$—	$12,447,208	$—
Canada	—	19,403,416	—
Chile	—	534,469	—
China	—	283,700	—
Colombia	—	7,443,566	—
Costa Rica	—	515,708	—
Czech Republic	—	2,990,416	—
France	—	14,255,997	—
Germany	—	3,310,232	—
Guatemala	—	4,452,243	—
Hong Kong	—	1,787,431	—
India	—	6,110,795	—
Ireland	—	9,013,030	—
Israel	—	3,842,751	—
Italy	—	2,555,874	—
Jamaica	—	1,486,955	—
Japan	—	9,508,083	—
Luxembourg	—	10,853,156	—
Macau	—	1,304,398	—
Mexico	—	15,328,253	—
Morocco	—	474,138	—
Netherlands	—	6,181,748	—
Nigeria	—	1,481,527	—
Pakistan	—	1,999,095	—
Panama	—	337,746	—
Peru	—	1,783,983	—
Russia	—	178,438	—
Serbia	—	416,457	—
South Africa	—	6,338,776	—
Spain	—	7,042,004	—
Sweden	—	716,730	—
Switzerland	—	2,191,612	—
Thailand	—	1,264,212	—
Turkey	—	8,255,896	—
Ukraine	—	230,686	—
United Kingdom	—	39,652,914	3
United States	—	236,509,935	1,020,804
Vietnam	—	737,158	—
Zambia	—	3,056,211	—
Floating Rate and Other Loans
Canada	—	135,194	—
France	—	1,259,494	—

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Floating Rate and Other Loans (continued)
Jamaica	$—	$1,090,970	$—
Luxembourg	—	1,620,474	—
Netherlands	—	410,863	1,202,834
United Kingdom	—	401,502	3,941,890
United States	—	12,398,180	1,755,958
Sovereign Bonds
Angola	—	3,771,224	—
Argentina	—	23,764,954	—
Bahrain	—	788,049	—
Brazil	—	6,096,623	—
Colombia	—	8,084,316	—
Costa Rica	—	1,454,040	—
Dominican Republic	—	6,983,083	—
Ecuador	—	5,702,322	—
Egypt	—	10,089,498	—
El Salvador	—	2,706,740	—
Gabon	—	338,604	—
Ghana	—	4,867,177	—
Guatemala	—	1,328,850	—
Honduras	—	939,300	—
Ivory Coast	—	8,185,647	—
Kenya	—	903,305	—
Lebanon	—	3,280,711	—
Mongolia	—	220,119	—
Nigeria	—	2,344,875	—
Pakistan	—	1,735,169	—
Paraguay	—	2,034,100	—
Romania	—	2,558,581	—
Senegal	—	790,475	—
Serbia	—	839,220	—
South Africa	—	4,072,645	—
Sri Lanka	—	2,964,789	—
Turkey	—	13,422,461	—
Ukraine	—	2,651,153	—
United Arab Emirates	—	999,552	—
Zambia	—	1,375,651	—
U.S. Treasury Obligations	—	4,763,068	—
Common Stocks
Canada	—	—	163
France	—	361,327	—
Jamaica	—	3,122,697	—
United States	549,123	5,668,772	706,862

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 75

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Preferred Stocks
Jamaica	$—	$—	$140,434
United States	—	—	3,023,763
Warrants
United States	—	1	—
Short-Term Investment
Affiliated Mutual Fund	9,757,861	—	—

Total	$10,306,984	$614,137,625	$11,792,711

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$—	$1,479
Futures Contracts	15,441	—	—
OTC Forward Foreign Currency Exchange Contracts	—	894,415	—
Centrally Cleared Credit Default Swap Agreement	—	28,587	—

Total	$15,441	$923,002	$1,479

Liabilities
Unfunded Loan Commitment	$—	$(250)	$—
Futures Contracts	(513,527)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,545,785)	—

Total	$(513,527)	$(2,546,035)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds- United Kingdom	Corporate Bonds- United States	Floating Rate and Other Loans- Jamaica	Floating Rate and Other Loans- Netherlands	Floating Rate and Other Loans- United Kingdom
Balance as of 07/31/25	$—	$1,088,303	$1,326,675	$1,159,449	$1,373,897
Realized gain (loss)	—	(6,449,994)	2,974	—	217

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Corporate Bonds- United Kingdom	Corporate Bonds- United States	Floating Rate and Other Loans- Jamaica	Floating Rate and Other Loans- Netherlands	Floating Rate and Other Loans- United Kingdom
Change in unrealized appreciation (depreciation)	$(561,506)	$6,306,560	$1,336	$41,989	$61,037
Purchase/Exchange/Issuances	165,622	55,371	—	—	39,310
Sales/Paydowns	—	(6)	(240,600)	—	(13,000)
Accrued discount/premium	114,902	20,570	585	1,396	6,939
Transfer into Level 3*	280,985	—	—	—	2,473,490
Transfer out of Level 3*	—	—	(1,090,970)	—	—

Balance as of 01/31/26	$3	$1,020,804	$—	$1,202,834	$3,941,890

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end.	$(561,506)	$(143,433)	$—	$41,989	$61,037

	Floating Rate and Other Loans- United States	Common Stocks- Canada	Common Stocks- Luxembourg	Common Stocks- United States	Preferred Stocks- Jamaica
Balance as of 07/31/25	$2,552,991	$3	$4	$1,267,029	$132,885
Realized gain (loss)	20	—	23,960	—	—
Change in unrealized appreciation (depreciation)	(865,189)	160	(4)	(560,167)	7,549
Purchase/Exchange/Issuances	41,569	—	—	—	—
Sales/Paydowns	(1,405)	—	(23,960)	—	—
Accrued discount/premium	27,972	—	—	—	—
Transfer into Level 3*	—	—	—	—	—
Transfer out of Level 3*	—	—	—	—	—

Balance as of 01/31/26	$1,755,958	$163	$—	$706,862	$140,434

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(865,189)	$160	$—	$(136,806)	$7,549

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 77

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Preferred Stocks- United States	Unfunded Loan Commitments
Balance as of 07/31/25	$123,000	$652
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	10,763	827
Purchase/Exchange/Issuances	2,890,000	—
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfer into Level 3*	—	—
Transfer out of Level 3*	—	—

Balance as of 01/31/26	$3,023,763	$1,479

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end.	$10,763	$827

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Corporate Bonds - United Kingdom	$3	Market/Recovery Value	Recovery Rate	0.00%	Increase
Corporate Bonds - United States	1,020,804	Market/Recovery Value	Recovery Rate	85.00%	Increase
Floating Rate and Other Loans - Netherlands	1,202,834	Market/Enterprise Value	EBITDA Multiple	10.00x	Increase

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Level 3 Securities**	Fair Value as of January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Floating Rate and Other Loans - United Kingdom	$1,367,023	Market/Comparable Bond	Adjusted Yield	9.70%	Decrease
Floating Rate and Other Loans - United States	927,163	Market/Recovery Value	Recovery Rate	2.00% - 75.00%	Increase
Floating Rate and Other Loans - United States	553,600	Market/Enterprise Value	EBITDA Multiple	11.00x	Increase
Common Stocks - United States	21,607	Market/Enterprise Value	Recovery Rate	0.50%	Increase
Common Stocks - United States	253,345	Market/Recovery Value	Recovery Rate	5.00%	Increase
Preferred Stocks - Jamaica	140,434	Market/Enterprise Value	Recovery Rate	12.55%	Increase
Preferred Stocks - United States	3,023,763	Market/Transaction Based	Unadjusted Price	NA	NA
Unfunded Loan Commitments	129	Market/Enterprise Value	EBITDA Multiple	11.00x	Increase

	$8,510,705

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of January 31, 2026, the aggregate value of these securities and/or derivatives was $3,283,485. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2026 were as follows:

Sovereign Bonds	23.1%
Telecommunications	8.5
Oil & Gas	7.9
Media	5.5
Retail	5.4
Diversified Financial Services	4.4
Chemicals	4.1
Electric	3.8
Real Estate	3.2
Entertainment	3.1
Home Builders	2.9

Pharmaceuticals	2.8%
Commercial Services	2.8
Mining	2.7
Healthcare-Services	2.4
Foods	2.3
Pipelines	2.3
Auto Manufacturers	2.2
Affiliated Mutual Fund	1.8
Packaging & Containers	1.7
Iron/Steel	1.5
Real Estate Investment Trusts (REITs)	1.4

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 79

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Industry Classification (continued):

Auto Parts & Equipment	1.4%
Insurance	1.4
Computers	1.1
Banks	1.0
Engineering & Construction	1.0
Building Materials	1.0
Leisure Time	0.9
U.S. Treasury Obligations	0.9
Airlines	0.9
Miscellaneous Manufacturing	0.8
Lodging	0.8
Wireless Telecommunication Services	0.6
Machinery-Diversified	0.6
Oil, Gas & Consumable Fuels	0.6
Housewares	0.6
Electronic Equipment, Instruments & Components	0.6
Investment Companies	0.5
Aerospace & Defense	0.5
Metal Fabricate/Hardware	0.5
Forest Products & Paper	0.4
Holding Companies-Diversified	0.4
Environmental Control	0.4
Transportation	0.4
Gas Utilities	0.4
Software	0.3
Water	0.3
Advertising	0.3
Apparel	0.3

Internet	0.3%
Household Products/Wares	0.3
Oil & Gas Services	0.3
Home Furnishings	0.2
Semiconductors	0.2
Electrical Components & Equipment	0.2
Gas	0.1
Distribution/Wholesale	0.1
Beverages	0.1
Coal	0.1
Biotechnology	0.1
Machinery-Construction & Mining	0.1
Electric Utilities	0.1
Electronics	0.1
Energy-Alternate Sources	0.1
Cosmetics/Personal Care	0.0	*
Collateralized Loan Obligation	0.0	*
Interactive Media & Services	0.0	*
Containers & Packaging	0.0	*

	117.1
Liabilities in excess of other assets	(17.1)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$28,587*	—	$—

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$894,415	Unrealized depreciation on OTC forward foreign currency exchange contracts	$2,545,785
Interest rate contracts	Due from/to broker-variation margin futures	15,441*	Due from/to broker-variation margin futures	513,527*

		$938,443		$3,059,312

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$21,838	$—	$—	$486,744
Foreign exchange contracts	—	—	1,221,083	—
Interest rate contracts	—	1,217,119	—	547,410

Total	$21,838	$1,217,119	$1,221,083	$1,034,154

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(48,350)

Foreign exchange contracts	—	(4,606,281)	—

Interest rate contracts	(657,826)	—	(256,470)

Total	$(657,826)	$(4,606,281)	$(304,820)

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 81

PGIM Global High Yield Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

For the six months ended January 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$ 1,080,000
Futures Contracts - Long Positions (1)	115,794,154
Futures Contracts - Short Positions (1)	19,572,836
Forward Foreign Currency Exchange Contracts - Purchased (2)	145,034,959
Forward Foreign Currency Exchange Contracts - Sold (2)	281,905,512
Credit Default Swap Agreements - Sell Protection (1)	15,482,967
Total Return Swap Agreements (1)	20,200,000

*	Average volume is based on average quarter end balances for the six months ended January 31, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP	$4,034	$—	$4,034	$—	$4,034
BOA	—	(447,906)	(447,906)	447,906	—
CITI	816,208	(2,086,880)	(1,270,672)	1,270,672	—
GSI	3,736	—	3,736	—	3,736
HSBC	47,903	—	47,903	—	47,903
MSI	—	(7,997)	(7,997)	—	(7,997)
SSB	18,168	(3,002)	15,166	—	15,166
UAG	4,366	—	4,366	—	4,366

	$894,415	$(2,545,785)	$(1,651,370)	$1,718,578	$67,208

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value:
Unaffiliated investments (cost $617,587,019)	$626,479,459
Affiliated investments (cost $9,757,861)	9,757,861
Cash	126,111
Foreign currency, at value (cost $10,477,729)	10,413,138
Cash segregated for counterparty - OTC	1,791,000
Dividends and interest receivable	9,948,125
Receivable for investments sold	2,514,915
Unrealized appreciation on OTC forward foreign currency exchange contracts	894,415
Deposit with broker for centrally cleared/exchange-traded derivatives	742,000
Due from broker—variation margin futures	8,609
Tax reclaim receivable	3,784
Unrealized appreciation on unfunded loan commitments	1,479
Prepaid expenses and other assets	161,357

Total Assets	662,842,253

Liabilities

Loan payable	100,000,000
Payable for investments purchased	15,783,063
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,545,785
Management fee payable	462,332
Interest payable	389,750
Accrued expenses and other liabilities	165,653
Deferred directors’ fees and directors’ fees payable	58,804
Due to broker—variation margin swaps	10,738
Unrealized depreciation on unfunded loan commitments	250

Total Liabilities	119,416,375

Net Assets	$543,425,878

Net assets were comprised of:
Common stock, at par	$40,961
Paid-in capital in excess of par	738,517,665
Total distributable earnings (loss)	(195,132,748)

Net assets, January 31, 2026	$543,425,878

Net asset value and redemption price per share
($543,425,878 ÷ 40,961,118 shares of common stock issued and outstanding)	$13.27

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 83

PGIM Global High Yield Fund, Inc.

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Income
Interest income (net of $94 foreign withholding tax)	$23,713,374
Affiliated dividend income	158,286
Unaffiliated dividend income	9,965

Total income	23,881,625

Expenses
Management fee	2,745,939
Interest expense	2,503,676
Professional fees	51,514
Custodian and accounting fees	44,333
Shareholders’ reports	38,068
Audit fee	27,368
Transfer agent’s fees and expenses	10,359
Directors’ fees	5,904
Miscellaneous	42,477

Total expenses	5,469,638

Net investment income (loss)	18,411,987

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(5,209,840)
Futures transactions	1,217,119
Forward currency contract transactions	1,221,083
Options written transactions	21,838
Swap agreement transactions	1,034,154
Foreign currency transactions	1,596,836

(118,810)

Net change in unrealized appreciation (depreciation) on:
Investments	16,710,368
Futures	(657,826)
Forward currency contracts	(4,606,281)
Swap agreements	(304,820)
Foreign currencies	(53,592)
Unfunded loan commitments	(795)

11,087,054

Net gain (loss) on investment and foreign currency transactions	10,968,244

Net Increase (Decrease) In Net Assets Resulting From Operations	$29,380,231

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$18,411,987	$37,808,637
Net realized gain (loss) on investment and foreign currency transactions	(118,810)	(28,025,932)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	11,087,054	46,387,304

Net increase (decrease) in net assets resulting from operations	29,380,231	56,170,009

Dividends and Distributions
Distributions from distributable earnings	(25,804,708)	(35,642,453)
Tax return of capital distributions	—	(15,930,862)

Total dividends and distributions	(25,804,708)	(51,573,315)

Fund share transactions
Net asset value of shares issued in reinvestment of dividends and distributions [7,588 and 29,651 shares, respectively]	100,769	388,886

Total increase (decrease)	3,676,292	4,985,580

Net Assets:

Beginning of period	539,749,586	534,764,006

End of period	$543,425,878	$539,749,586

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 85

PGIM Global High Yield Fund, Inc.

Statement of Cash Flows (unaudited)

Six Months Ended January 31, 2026

Cash Flows Provided By / (Used For) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$29,380,231

Adjustments To Reconcile Net Increase (Decrease) In Net Assets Resulting From Operations To Net Cash Provided By / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments, net of amounts receivable	204,878,925
Purchases of long-term portfolio investments, net of amounts payable	(186,415,506)
Net proceeds (purchases) of short-term portfolio investments	(3,961,008)
Net premiums (paid) received for swap agreements	985,804
Net premiums (paid) received for options written	21,838
Amortization of premium and accretion of discount on portfolio investments	(2,656,458)
Net realized (gain) loss on investment transactions	5,209,840
Net realized (gain) loss on futures transactions	(1,217,119)
Net realized (gain) loss on options written transactions	(21,838)
Net realized (gain) loss on forward currency contract transactions	(1,221,083)
Net realized (gain) loss on swap agreement transactions	(1,034,154)
Net realized (gain) loss on foreign currency transactions	(1,596,836)
Net change in unrealized (appreciation) depreciation on investments	(16,710,368)
Net change in unrealized (appreciation) depreciation on futures	657,826
Net change in unrealized (appreciation) depreciation on forward currency contracts	4,606,281
Net change in unrealized (appreciation) depreciation on swap agreements	304,820
Net change in unrealized (appreciation) depreciation on foreign currencies	53,592
Net change in unrealized (appreciation) depreciation on unfunded loan commitments	795
(Increase) Decrease In Assets:
Dividends and interest receivable	(282,794)
Prepaid expenses and other assets	(144,780)
Increase (Decrease) In Liabilities:
Management fee payable	2,371
Interest payable	(57,250)
Accrued expenses and other liabilities	60,509
Deferred directors’ fees and directors’ fees payable	(1,626)
Due to broker - variation margin swaps	4,032
Dividends and Distributions payable	(100,098)

Total adjustments	1,365,715

Net cash provided by (used for) operating activities	30,745,946

Effect of exchange rate changes on cash	3,323,620

Cash Flows Provided By (Used For) Financing Activities:
Net asset value of shares issued in reinvestment of dividends and distributions	100,769
Cash paid on distributions from distributable earnings	(25,804,708)

Net cash provided by (used for) financing activities	(25,703,939)

Net increase (decrease) in cash and restricted cash, including foreign currency	8,365,627

Cash and restricted cash at beginning of period, including foreign currency	$4,715,231

Cash And Restricted Cash At End Of Period, Including Foreign Currency	$13,080,858

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Statement of Cash Flows (unaudited) (continued)

Six Months Ended January 31, 2026

Supplemental Disclosure of Cash Flow Information and non-cash activities:
Cash paid during the period for interest expense	$57,250
Non-cash purchases of investments	$2,403,236
Non-cash sales of investments	$1,928,269
Reconciliation Of Cash And Restricted Cash Reported With The Statement Of Assets And Liabilities To The Statement Of Cash Flows:

January 31, 2026
Cash	126,111
Foreign currency, at value	10,413,138
Restricted cash:
Cash segregated for counterparty - OTC	1,791,000
Deposit with broker for centrally cleared/exchange-traded derivatives	742,000
Due from broker-variation margin futures	8,609

Total Cash and Restricted Cash, Including Foreign Currency	$13,080,858

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 87

PGIM Global High Yield Fund, Inc.

Financial Highlights (unaudited)

Six Months Ended January 31, 2026

	Six Months Ended		Year Ended July 31,
	January 31,2026		2025	2024	2023	2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period
Income (loss) from investment operations:	$13.18		$13.07	$12.67	$13.08	$16.71	$15.50
Net investment income (loss)	0.45		0.92	0.86	0.85	0.94	1.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.27		0.45	0.80	- (b)	(3.31)	1.38
Total from investment operations	0.72		1.37	1.66	0.85	(2.37)	2.47
Less Dividends and Distributions:
Dividends from net investment income	(0.63)		(0.87)	(0.91)	(1.26)	(1.26)	(1.10)
Tax return of capital distributions	-		(0.39)	(0.35)	-	-	(0.16)
Total dividends and distributions	(0.63)		(1.26)	(1.26)	(1.26)	(1.26)	(1.26)
Net asset value, end of period	$13.27		$13.18	$13.07	$12.67	$13.08	$16.71
Market price, end of period	$12.86		$13.11	$12.40	$11.38	$11.98	$15.59
Total Return(c):	3.08%		16.56%	21.55%	6.31%	(15.91)%	28.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$543,426		$539,750	$534,764	$518,508	$535,081	$683,720
Average net assets (000)	$540,837		$537,006	$518,212	$514,641	$623,650	$663,605
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	2.01	%(f)	2.50%	2.92%	2.28%	1.48%	1.59%
Expenses before waivers and/or expense reimbursement(e)	2.01	%(f)	2.50%	2.92%	2.28%	1.48%	1.59%
Net investment income (loss)	6.75	%(f)	7.04%	6.78%	6.78%	6.19%	6.70%
Portfolio turnover rate(g)	31%		49%	45%	25%	35%	51%
Asset coverage	643%		640%	469%	458%	701%	375%
Total debt outstanding at period-end (000)	$100,000		$100,000	$145,000	$145,000	$89,000	$249,000

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense of 0.92%, 1.35%, 1.76%, 1.12%, 0.32%, and 0.33%, for the six months ended January 31, 2026 and years ended July 31, 2025, 2024, 2023, 2022, and 2021, respectively. Includes tax expense of 0.05%, for the year ended July 31, 2023.

(f)	Annualized.

See Notes to Financial Statements.

PGIM Global High Yield Fund, Inc.

Financial Highlights (unaudited) (continued)

Six Months Ended January 31, 2026

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 89

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.1%

ASSET-BACKED SECURITIES 0.8%

Collateralized Loan Obligations

KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.114%(c)	01/15/31	141	$141,123
Saratoga Investment Corp. CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	04/20/33	548	548,609
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	04/15/33	3,238	3,241,829
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	4.900(c)	04/25/31	16	16,465

TOTAL ASSET-BACKED SECURITIES (cost $3,942,208)				3,948,026

CORPORATE BONDS 84.1%

Advertising 0.2%

Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	600	594,141
Gtd. Notes, 144A	7.750	04/15/28	150	150,275
Sr. Sec’d. Notes, 144A	7.125	02/15/31	50	52,120
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.500	02/15/33	340	346,294

				1,142,830

Aerospace & Defense 1.2%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	165	172,957
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	350	350,000
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	600	600,750
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	585	614,981
Sr. Unsec’d. Notes, 144A	7.000	06/01/32	215	225,750
Sr. Unsec’d. Notes, 144A	7.250	07/01/31	355	376,744
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	300	336,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	420	435,750

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

Bombardier, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes, 144A	8.750%	11/15/30	415	$444,199
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	225	223,783
Gtd. Notes, 144A	6.375	05/31/33	715	728,033
Sr. Sec’d. Notes, 144A	6.000	01/15/33	230	234,352
Sr. Sec’d. Notes, 144A	6.375	03/01/29	580	596,696
Sr. Sec’d. Notes, 144A	6.625	03/01/32	225	233,061
Sr. Sec’d. Notes, 144A	6.750	08/15/28	235	239,162

				5,812,218

Airlines 1.3%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	385	392,118
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	88	87,553
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,425	1,438,805
United Airlines Holdings, Inc.,
Gtd. Notes	5.375	03/01/31	415	419,210
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	965	964,291
Sr. Sec’d. Notes, 144A	4.625	04/15/29	630	629,382
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	525	498,750
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	830	831,037
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	795	819,844

				6,080,990

Apparel 0.4%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	500	474,310
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	1,750	1,633,633

				2,107,943

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 91

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 1.3%

Ford Motor Co.,
Sr. Unsec’d. Notes	3.250%	02/12/32	538	$479,172
Sr. Unsec’d. Notes	4.750	01/15/43	225	180,343
Sr. Unsec’d. Notes	7.400	11/01/46	100	108,042
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	400	396,708
Sr. Unsec’d. Notes	5.800	03/08/29	225	231,240
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A	8.750	12/15/31	365	380,086
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A	9.250	07/01/30	310	333,427
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	515	516,746
Sr. Unsec’d. Notes, 144A, MTN	6.125	09/30/30	730	727,996
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	990	1,038,572
Sr. Unsec’d. Notes, 144A	7.750	07/17/32	715	754,168
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,255	1,160,172

				6,306,672

Auto Parts & Equipment 1.1%

Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	450	459,599
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A	7.750	10/15/33	525	539,771
Sr. Sec’d. Notes, 144A	6.375	10/15/32	310	316,387
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	540	558,252
Sr. Sec’d. Notes, 144A	6.750	02/15/30	235	245,505
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A	7.750	05/31/32	435	460,463
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	75	78,126
Sr. Sec’d. Notes, 144A	6.750	04/15/29	390	403,757
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	90	92,939
Sr. Sec’d. Notes, 144A	5.750	08/15/32	150	152,735
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,075	1,080,965

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

Titan International, Inc.,
Sr. Sec’d. Notes	7.000%	04/30/28	670	$672,617
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A	7.500	03/24/31	265	271,625

				5,332,741

Banks 1.0%

Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	485	492,934
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	75	77,894
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	45	45,784
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	260	264,693
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	165	169,346
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	277	283,057
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	1,000	998,755
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	850	849,966
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	250	275,147
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	6.850(ff)	02/10/30(oo)	290	301,142
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	600	575,214
Wells Fargo & Co.,
Jr. Sub. Notes	6.850(ff)	09/15/29(oo)	200	209,036

				4,542,968

Biotechnology 0.1%

BioMarin Pharmaceutical, Inc.,
Gtd. Notes, 144A	5.500	02/15/34	415	416,679

Building Materials 1.2%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	115	114,559
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	8.750	08/01/28	500	388,163
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125	01/15/29	775	341,729

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 93

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A	9.750%	07/15/30	250	$260,041
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	330	329,838
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A	6.750	04/01/32	133	136,733
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A	5.500	02/01/30	377	365,782
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	700	726,017
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	343	344,270
Sr. Sec’d. Notes, 144A	8.875	11/15/31	450	480,145
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	615	628,567
Sr. Unsec’d. Notes, 144A	6.500	08/15/32	235	242,372
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	275	253,749
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	725	700,144
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	500	497,686

				5,809,795

Chemicals 1.7%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	1,550	1,633,499
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	1,039	883,433
Inversion Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.750	08/01/32	455	450,860
Methanex US Operations, Inc.,
Gtd. Notes, 144A	6.250	03/15/32	205	211,429
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	425	411,770
Sr. Sec’d. Notes, 144A	7.250	06/15/31	820	840,634
Sr. Sec’d. Notes, 144A	7.250	02/15/33	700	697,811
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	1,000	982,592
Perimeter Holdings LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/34	510	510,259

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A	5.000%	10/30/29	495	$487,793
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.375	03/15/30	250	234,555
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/33	280	281,497
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	340	261,124
Sr. Sec’d. Notes, 144A	9.125	09/30/30	115	113,961

				8,001,217

Coal 0.1%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	505	477,225

Commercial Services 4.1%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	409	408,645
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	1,135	1,192,575
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	625	649,032
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	475	471,011
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,210	1,191,523
Sr. Sec’d. Notes, 144A	4.625	06/01/28	665	656,980
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	360	343,604
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	1,025	980,339
Gtd. Notes, 144A	6.500	01/15/31	325	330,037
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	995	973,402
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	435	442,769
Sr. Unsec’d. Notes, 144A	6.000	08/15/33	335	341,910

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 95

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875%	07/01/29	410	$352,037
Sr. Sec’d. Notes, 144A	3.875	07/01/28	250	235,995
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	395	402,269
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	355	357,349
Gtd. Notes, 144A	6.000	03/15/34	130	130,612
Gtd. Notes, 144A	6.625	06/15/29	240	248,375
Gtd. Notes, 144A	7.000	06/15/30	915	959,949
Gtd. Notes, 144A	7.250	06/15/33	460	486,800
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	61	57,655
Sr. Sec’d. Notes, 144A	12.625	07/15/29	150	151,037
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	1,686	1,683,272
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	545	537,191
Service Corp. International,
Sr. Unsec’d. Notes	3.375	08/15/30	557	521,432
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A	6.750	08/15/32	425	433,559
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	450	420,576
Gtd. Notes	4.000	07/15/30	125	120,855
Gtd. Notes	4.875	01/15/28	1,740	1,740,146
Gtd. Notes, 144A	5.375	11/15/33	405	404,803
Sec’d. Notes	3.875	11/15/27	460	456,010
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	250	229,870
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	605	648,527
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	250	255,985
WEX, Inc.,
Gtd. Notes, 144A	6.500	03/15/33	340	347,395

				19,163,526

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 0.8%

Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500%	06/01/31	775	$790,608
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30	1,580	1,257,912
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	550	589,240
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	700	692,723
Gtd. Notes, 144A	5.125	04/15/29	124	122,510
Seagate Data Storage Technology Pte Ltd.,
Gtd. Notes, 144A	5.875	07/15/30	235	242,266

				3,695,259

Cosmetics/Personal Care 0.1%

P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	289	294,478

Distribution/Wholesale 0.2%

Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000	06/01/29	290	284,157
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	475	500,959

				785,116

Diversified Financial Services 5.1%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	355	371,419
Gtd. Notes, 144A	7.750	04/15/30	315	331,515
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	05/15/31	255	262,382
Sub. Notes, 144A	8.375(ff)	06/15/35	300	307,937
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	545	550,109
Sr. Sec’d. Notes, 144A	8.500	05/15/30	400	428,922
Freedom Funding Center LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%	12.000	10/01/37	435	466,795

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 97

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875%	05/01/31	855	$849,198
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	340	360,209
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	350	366,354
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	225	228,442
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	340	345,525
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	450	473,625
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	470	446,803
Gtd. Notes, 144A	6.875	02/15/31	705	660,944
Gtd. Notes, 144A	9.250	12/01/28	105	107,887
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	690	663,952
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	265	261,952
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	200	198,221
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	325	315,051
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	125	118,487
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	75	78,685
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	405	432,530
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	200	195,992
Sr. Unsec’d. Notes	5.000	03/15/27	1,725	1,712,888
Sr. Unsec’d. Notes	6.750	06/15/26	250	251,048
Nomura Holdings, Inc. (Japan),
Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	205	212,051
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	375	364,683
Gtd. Notes	5.375	11/15/29	1,135	1,132,001
Gtd. Notes	6.125	05/15/30	265	270,015
Gtd. Notes	6.625	05/15/29	225	232,313
Gtd. Notes	6.750	03/15/32	625	638,794
Gtd. Notes	6.750	09/15/33	513	519,508
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	825	793,280
Gtd. Notes, 144A	5.750	09/15/31	200	197,845
Gtd. Notes, 144A	6.750	02/15/34	315	315,916
Gtd. Notes, 144A	6.875	05/15/32	1,050	1,074,651

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

PennyMac Financial Services, Inc., (cont’d.)
Gtd. Notes, 144A	6.875%	02/15/33	185	$188,700
Gtd. Notes, 144A	7.875	12/15/29	50	52,676
PRA Group, Inc.,
Gtd. Notes, 144A	5.000	10/01/29	150	137,496
Gtd. Notes, 144A	8.875	01/31/30	1,025	1,031,724
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	2,215	2,268,533
Gtd. Notes, 144A	6.500	08/01/29	300	308,471
Rocket Mortgage LLC,
Gtd. Notes, 144A	5.250	01/15/28	451	441,488
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	275	264,873
Gtd. Notes, 144A	3.875	03/01/31	1,225	1,148,918
Gtd. Notes, 144A	4.000	10/15/33	1,100	1,008,318
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.750	06/15/27	150	150,235
UWM Holdings LLC,
Gtd. Notes, 144A	6.250	03/15/31	280	278,234
Gtd. Notes, 144A	6.625	02/01/30	240	242,018

				24,059,613

Electric 4.2%

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	2,774	2,772,798
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,636	1,636,383
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	800	811,080
Edison International,
Jr. Sub. Notes	8.125(ff)	06/15/53	75	77,744
Hawaiian Electric Co., Inc.,
Sr. Unsec’d. Notes, 144A	6.000	10/01/33	140	142,019
Keystone Power Pass-Through
Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28	125	117,840
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,500	1,500,835

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 99

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NRG Energy, Inc., (cont’d.)
Gtd. Notes, 144A	3.375%	02/15/29		125	$119,824
Gtd. Notes, 144A	3.625	02/15/31		1,200	1,122,580
Gtd. Notes, 144A	3.875	02/15/32		475	444,484
Gtd. Notes, 144A	5.250	06/15/29		500	501,411
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		625	686,741
Sr. Unsec’d. Notes, 144A	5.750	01/15/34		305	307,024
PG&E Corp.,
Jr. Sub. Notes	7.375(ff)	03/15/55		400	412,608
Sr. Sec’d. Notes	5.000	07/01/28		375	374,131
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		2,975	3,018,903
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		375	381,877
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		375	375,244
Gtd. Notes, 144A	5.625	02/15/27		3,550	3,551,241
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30		1,470	1,489,655

					19,844,422

Electrical Components & Equipment 0.5%

Energizer Gamma Acquisition BV,
Gtd. Notes	3.500	06/30/29	EUR	100	115,866
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29		50	48,034
Gtd. Notes, 144A	6.000	09/15/33		850	816,223
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		360	371,348
Gtd. Notes, 144A	6.375	03/15/33		205	213,320
Gtd. Notes, 144A	6.625	03/15/32		310	324,086
Gtd. Notes, 144A	7.250	06/15/28		430	435,428

					2,324,305

Electronics 0.1%
Coherent Corp.,
Gtd. Notes, 144A	5.000	12/15/29		210	209,275

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics (cont’d.)

Sensata Technologies BV,
Gtd. Notes, 144A	4.000%	04/15/29	200	$195,099
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	300	281,454

				685,828

Engineering & Construction 0.5%

AECOM,
Gtd. Notes, 144A	6.000	08/01/33	390	399,349
Brundage-Bone Concrete Pumping Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.500	02/01/32	175	176,199
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	285	276,339
Gtd. Notes, 144A	4.125	02/15/32	255	242,685
Gtd. Notes, 144A	5.625	01/31/34	405	409,129
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.750	01/15/34	715	718,634

				2,222,335

Entertainment 3.6%

Brightstar Lottery PLC/Brightstar Global Solutions Corp. (United Kingdom),
Sr. Sec’d. Notes, 144A	5.750	01/15/33	510	505,869
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	2,225	2,136,170
Sr. Sec’d. Notes, 144A	6.500	02/15/32	490	501,426
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,150	1,187,817
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	475	477,616
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	350	345,610
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	400	393,874
Light & Wonder International, Inc.,
Gtd. Notes, 144A	6.250	10/01/33	455	461,300
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	775	761,188
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	425	394,816

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 101

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Penn Entertainment, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.625%	01/15/27	1,330	$1,327,662
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	02/01/33	935	951,554
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.,
Sr. Sec’d. Notes, 144A	6.250	10/15/30	425	431,521
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625	03/01/30	825	753,727
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32	1,760	1,871,077
Warnermedia Holdings, Inc.,
Gtd. Notes	5.141	03/15/52	4,070	2,697,914
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	860	864,709
Gtd. Notes, 144A	6.250	03/15/33	345	351,547
Gtd. Notes, 144A	7.125	02/15/31	345	371,795

				16,787,192

Environmental Control 0.8%

Clean Harbors, Inc.,
Gtd. Notes, 144A	5.750	10/15/33	305	311,813
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.500	02/01/34	235	235,543
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	465	456,653
Gtd. Notes, 144A	4.375	08/15/29	475	464,906
Gtd. Notes, 144A	4.750	06/15/29	235	233,261
Gtd. Notes, 144A	6.750	01/15/31	260	272,111
Reworld Holding Corp.,
Gtd. Notes, 144A	4.875	12/01/29	1,170	1,132,408
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A	7.000	02/01/33	370	381,962
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A	6.625	04/01/32	190	197,615

				3,686,272

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Foods 1.6%

Albertson’s Cos., Inc.,
Sr. Unsec’d. Notes, 144A	5.625%	03/31/32		600	$599,355
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		230	230,835
Gtd. Notes, 144A	5.750	03/31/34		365	358,866
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		2,150	2,078,238
Sr. Sec’d. Notes, 144A	8.000	09/15/28		250	236,002
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	296	334,198
Sr. Sec’d. Notes	8.125	05/14/30	GBP	325	409,692
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		150	144,993
Gtd. Notes, 144A	4.375	01/31/32		375	357,289
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		375	347,155
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31		1,025	970,469
Gtd. Notes, 144A	4.625	04/15/30		425	414,748
Gtd. Notes, 144A	6.250	10/15/34		180	181,401
Gtd. Notes, 144A	6.375	03/01/33		105	105,864
Gtd. Notes, 144A	6.500	03/15/36		655	655,087

					7,424,192

Forest Products & Paper 0.1%

Magnera Corp.,
Sr. Sec’d. Notes, 144A	7.250	11/15/31		500	473,683

Gas 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		315	317,044
Sr. Unsec’d. Notes, 144A	9.500	06/01/30		345	369,942

					686,986

Healthcare-Services 3.7%

CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30		250	235,676
Sr. Sec’d. Notes, 144A	6.000	01/15/29		150	149,693

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 103

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

CHS/Community Health Systems, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	9.750%	01/15/34	1,090	$1,136,435
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	3,105	2,853,312
Gtd. Notes, 144A	4.625	06/01/30	2,400	2,312,288
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	1,900	1,845,982
Sr. Sec’d. Notes, 144A	8.375	02/15/32	150	162,961
Sr. Sec’d. Notes, 144A	9.875	08/15/30	200	214,705
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A	6.500	02/15/31	60	61,431
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	894	767,275
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	484	508,116
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	1,125	1,172,018
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	3,500	3,440,445
Sr. Unsec’d. Notes	6.875	11/15/31	2,025	2,215,681

				17,076,018

Holding Companies-Diversified 0.4%

Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	1,688	1,791,337

Home Builders 3.9%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	750	718,531
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	825	782,286
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	535	539,786
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,100	1,097,372
Gtd. Notes	7.250	10/15/29	1,575	1,594,136
Gtd. Notes, 144A	7.500	03/15/31	515	523,681
Brookfield Residential Properties, Inc./Brookfield
Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,675	1,562,038
Gtd. Notes, 144A	6.250	09/15/27	40	39,985
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	600	580,308

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Dream Finders Homes, Inc.,
Gtd. Notes, 144A	6.875%	09/15/30	290	$293,545
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	645	666,170
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	975	974,124
Gtd. Notes, 144A	6.500	03/15/33	745	762,897
KB Home,
Gtd. Notes	4.800	11/15/29	700	696,785
Gtd. Notes	6.875	06/15/27	700	712,618
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	375	360,612
Gtd. Notes	4.950	02/01/28	350	349,116
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	808	789,982
Sr. Unsec’d. Notes, 144A	6.000	12/15/33	480	471,970
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	420	437,976
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	250	262,742
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	793	789,832
Sr. Unsec’d. Notes	4.750	04/01/29	375	370,266
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	585	615,896
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	350	356,678
Gtd. Notes, 144A	5.750	11/15/32	250	256,525
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	580	583,607
Tri Pointe Homes, Inc.,
Gtd. Notes	5.700	06/15/28	905	915,183

				18,104,647

Home Furnishings 0.4%

Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125	06/15/30	225	225,804
Sr. Unsec’d. Notes	6.500	06/15/33	1,575	1,553,579

				1,779,383

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 105

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Household Products/Wares 0.3%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250%	03/15/29	1,150	$1,065,151
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	10.750	06/30/32	895	429,099

				1,494,250

Housewares 0.8%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	505	498,997
Sr. Unsec’d. Notes	6.625	05/15/32	300	294,000
Sr. Unsec’d. Notes	7.500	04/01/46	350	295,360
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	315	330,472
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	1,150	1,083,971
Gtd. Notes	4.375	02/01/32	675	637,361
SWF Holdings I Corp.,
Sec’d. Notes, 144A	6.500	10/06/29	1,404	561,734

				3,701,895

Insurance 1.3%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	235	243,362
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,980	2,053,718
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	300	313,998
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	125	128,249
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	525	517,774
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	765	799,746
Sr. Sec’d. Notes, 144A	8.375	02/01/34	1,565	1,582,726
Broadstreet Partners Group LLC,
Sr. Unsec’d. Notes, 144A	5.875	04/15/29	450	447,838

				6,087,411

Internet 0.9%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	1,150	1,145,601
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	625	622,798

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)

Gen Digital, Inc.,
Gtd. Notes, 144A	6.250%	04/01/33	496	$498,588
Gtd. Notes, 144A	6.750	09/30/27	300	302,820
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	250	237,758
Gtd. Notes, 144A	5.250	12/01/27	215	214,807
ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625	05/01/28	240	224,411
Sr. Sec’d. Notes, 144A	5.000	05/01/28	330	312,004
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	535	548,887
Gtd. Notes, 144A	6.875	03/15/34	250	255,364

				4,363,038

Iron/Steel 1.5%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,034	1,041,937
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	375	401,250
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	505	518,000
Gtd. Notes, 144A	6.875	11/01/29	410	426,206
Gtd. Notes, 144A	7.000	03/15/32	840	862,273
Gtd. Notes, 144A	7.375	05/01/33	460	479,553
Gtd. Notes, 144A	7.500	09/15/31	530	558,971
Gtd. Notes, 144A	7.625	01/15/34	405	424,109
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	420	426,990
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	420	429,142
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	350	367,500
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	800	839,800
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	165	168,863
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	75	77,693

				7,022,287

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 107

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time 1.5%

Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A	6.750%	02/16/31	200	$207,954
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/15/30	900	925,695
Gtd. Notes, 144A	5.750	08/01/32	905	930,793
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	7.000	09/15/30	485	506,354
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	750	766,500
Sr. Unsec’d. Notes, 144A	6.250	09/15/33	230	230,605
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	705	722,378
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	460	491,625
NCL Finance Ltd.,
Gtd. Notes, 144A	6.125	03/15/28	175	179,228
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	75	74,207
Gtd. Notes, 144A	6.375	11/01/32	380	388,999
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	185	189,876
Viking Cruises Ltd.,
Gtd. Notes, 144A	9.125	07/15/31	50	53,325
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	275	275,690
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,125	1,123,112

				7,066,341

Lodging 1.5%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	900	877,121
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	500	463,218
Gtd. Notes, 144A	5.500	03/31/34	225	226,068
Gtd. Notes, 144A	5.750	09/15/33	120	122,295
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	125,018
Gtd. Notes	4.750	10/15/28	225	224,528
Gtd. Notes	5.500	04/15/27	1,011	1,017,529
Gtd. Notes	6.125	09/15/29	735	751,453
Gtd. Notes	6.500	04/15/32	1,465	1,499,772

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125%	12/15/29	500	$495,800
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	350	349,304
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	850	848,461

				7,000,567

Machinery-Construction & Mining 0.2%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	325	323,877
Gtd. Notes, 144A	6.250	10/15/32	455	465,914

				789,791

Machinery-Diversified 0.7%

Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	210	221,082
Sr. Sec’d. Notes, 144A	7.500	01/01/30	700	729,318
Columbus McKinnon Corp.,
Sr. Sec’d. Notes, 144A	7.125	02/01/33	245	246,264
CompoSecure Holdings LLC,
Sr. Sec’d. Notes, 144A	5.625	02/01/33	380	378,715
GrafTech Finance, Inc.,
Sec’d. Notes, 144A	4.625	12/23/29	875	647,506
Lsf12 Helix Parent LLC,
Sr. Sec’d. Notes, 144A	7.125	02/01/33	320	321,532
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	885	942,474

				3,486,891

Media 4.9%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	375	370,826
Sr. Unsec’d. Notes	4.500	05/01/32	100	89,848
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	1,010	925,462
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	475	454,097
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	275	273,350
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	75	75,070
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	700	700,000
Sr. Unsec’d. Notes, 144A	7.000	02/01/33	1,125	1,135,736

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 109

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

CSC Holdings LLC,
Gtd. Notes, 144A	3.375%	02/15/31	500	$297,200
Gtd. Notes, 144A	4.125	12/01/30	575	349,487
Gtd. Notes, 144A	5.375	02/01/28	2,500	1,873,288
Gtd. Notes, 144A	5.500	04/15/27	765	674,268
Gtd. Notes, 144A	6.500	02/01/29	825	529,357
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,875	698,166
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	1,350	527,828
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	40	35,400
Gtd. Notes(x)	7.375	07/01/28	25	23,993
Gtd. Notes(x)	7.750	07/01/26	5,605	5,495,980
DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	25	25,853
Gray Media, Inc.,
Gtd. Notes, 144A	5.375	11/15/31	325	240,630
Sec’d. Notes, 144A	9.625	07/15/32	280	288,585
Sr. Sec’d. Notes, 144A	7.250	08/15/33	275	281,521
iHeartCommunications, Inc.,
Sr. Sec’d. Notes, 144A	7.750	08/15/30	825	704,762
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% and PIK 3.250%(x)	9.250	03/25/30	1,710	1,215,729
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	8.125	02/15/33	1,170	1,210,341
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	225	214,957
Sr. Sec’d. Notes, 144A	8.000	08/15/28	605	624,563
Sr. Sec’d. Notes, 144A	9.375	08/01/32	1,145	1,232,644
Virgin Media O2 Vendor Financing Notes VI DAC
(Ireland),
Sr. Sec’d. Notes, 144A	8.500	03/15/33	875	867,309
Virgin Media Secured Finance PLC (United
Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	875	862,654
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A	5.000	01/15/32	800	722,000

				23,020,904

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metal Fabricate/Hardware 0.1%

Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375%	10/15/29	400	$394,133

Mining 2.1%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	110	116,654
Unsec’d. Notes, 144A	11.500	10/01/31	475	523,641
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A	6.750	03/31/33	300	310,092
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A	6.875	08/01/32	280	290,235
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	165	164,659
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	700	704,058
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34	525	551,586
Gtd. Notes, 144A	8.000	03/01/33	555	594,727
Gtd. Notes, 144A	8.625	06/01/31	500	524,265
Sec’d. Notes, 144A	9.375	03/01/29	610	639,738
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	286	286,373
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	1,820	1,818,708
Gtd. Notes, 144A	6.125	04/01/29	680	685,971
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	525	556,971
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	290	265,495
Gtd. Notes, 144A	4.750	01/30/30	1,100	1,065,834
Gtd. Notes, 144A	6.875	01/30/30	340	352,656
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	340	360,886

				9,812,549

Miscellaneous Manufacturing 0.5%

Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	610	603,538
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	200	206,917

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 111

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)

Avient Corp.,
Sr. Unsec’d. Notes, 144A	6.250%	11/01/31	115	$118,209
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	310	319,549
Sr. Unsec’d. Notes, 144A	6.250	03/15/33	260	269,294
Entegris, Inc.,
Sr. Sec’d. Notes, 144A	4.750	04/15/29	225	224,964
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	360	371,596

				2,114,067

Office/Business Equipment 0.1%

Zebra Technologies Corp.,
Gtd. Notes, 144A	6.500	06/01/32	235	242,267

Oil & Gas 5.7%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	615	646,970
Ascent Resources Utica Holdings LLC/ARU Finance
Corp.,
Gtd. Notes, 144A	6.625	07/15/33	450	465,806
Gtd. Notes, 144A	9.000	11/01/27	687	845,813
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	290	300,852
CNX Resources Corp.,
Gtd. Notes, 144A	7.250	03/01/32	295	308,757
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	725	707,695
Gtd. Notes, 144A	6.750	03/01/29	750	754,540
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.375	01/15/33	530	512,391
Gtd. Notes, 144A	7.625	04/01/32	530	526,137
Gtd. Notes, 144A	7.875	04/15/32	300	298,466
Gtd. Notes, 144A	8.375	01/15/34	375	379,490
Gtd. Notes, 144A	9.250	02/15/28	504	518,202
Gtd. Notes, 144A	9.750	10/15/30	225	239,023
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	395	418,976
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	320	325,614
Gtd. Notes, 144A	5.875	02/01/29	230	230,229

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750%	02/01/29	400	$400,018
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	500	492,692
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	475	458,723
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	643	648,061
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	590	566,744
Sr. Unsec’d. Notes, 144A	6.875	05/15/34	220	211,886
Sr. Unsec’d. Notes, 144A	7.250	02/15/35	530	512,706
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	243	252,181
Matador Resources Co.,
Gtd. Notes, 144A	6.500	04/15/32	295	300,448
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.625	11/15/32	525	534,607
Gtd. Notes, 144A	8.875	08/15/31	435	442,783
Gtd. Notes, 144A	9.125	01/31/30	1,230	1,298,606
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750%
(Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	189	186,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750%
(Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	227	223,622
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750%
(Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	189	186,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750%
(Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	57	55,905
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	585	609,715
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	295	304,267
Gtd. Notes, 144A	7.000	01/15/32	295	308,957
Gtd. Notes, 144A	8.000	04/15/27	325	328,250
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	523	528,424
Range Resources Corp.,
Gtd. Notes, 144A	4.750	02/15/30	450	443,861
SM Energy Co.,
Gtd. Notes, 144A	8.375	07/01/28	730	754,846
Gtd. Notes, 144A	8.625	11/01/30	490	518,524
Gtd. Notes, 144A	8.750	07/01/31	200	210,099
Gtd. Notes, 144A	9.625	06/15/33	465	508,479
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	225	227,570

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 113

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Sunoco LP,
Gtd. Notes, 144A	5.625%	03/15/31	240		$241,459
Gtd. Notes, 144A	6.250	07/01/33	315		323,852
Gtd. Notes, 144A	7.000	05/01/29	540		561,315
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	625		613,063
Sr. Unsec’d. Notes, 144A	4.625	05/01/30	1,125		1,097,393
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	200		206,262
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	730		718,060
Gtd. Notes	4.500	04/30/30	1,075		1,050,226
Gtd. Notes	5.875	03/15/28	75		75,024
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	1,280		1,302,400
Gtd. Notes, 144A	8.500	05/15/31	450		457,546
Sr. Sec’d. Notes, 144A	7.875	10/15/32	190		200,408
Sr. Sec’d. Notes, 144A	8.750	02/15/30	465		484,762
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	325		339,271

					26,664,678

Oil & Gas Services 0.4%

Archrock Services LP/Archrock Partners Finance
Corp.,
Gtd. Notes, 144A	6.000	02/01/34	260		259,795
Kodiak Gas Services LLC,
Gtd. Notes, 144A	6.500	10/01/33	205		209,856
Gtd. Notes, 144A	6.750	10/01/35	170		175,609
SESI LLC,
Sr. Sec’d. Notes, 144A	7.875	09/30/30	245		246,898
Tidewater, Inc.,
Gtd. Notes, 144A	9.125	07/15/30	300		324,449
Weatherford International Ltd.,
Gtd. Notes, 144A	6.750	10/15/33	415		429,655

					1,646,262

Packaging & Containers 2.1%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or
PIK 7.250%	6.500	06/30/27(d)	—	(r)	—

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Packaging & Containers (cont’d.)

Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and
PIK 6.500%	12.000%	12/01/30		800	$756,000
Sec’d. Notes, 144A, Cash coupon 4.500% and
PIK 7.500%	12.000	12/01/30	EUR	700	783,285
Sr. Sec’d. Notes, 144A	9.500	12/01/30		762	823,014
Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		200	192,270
Sr. Sec’d. Notes, 144A	6.250	01/30/31		210	215,775
Sr. Unsec’d. Notes, 144A	4.000	09/01/29		200	190,000
Ball Corp.,
Gtd. Notes	5.500	09/15/33		205	208,509
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		685	685,871
Sr. Sec’d. Notes, 144A	6.750	04/15/32		600	605,103
Sr. Sec’d. Notes, 144A	6.875	01/15/30		50	50,629
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/01/29		350	333,892
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A	10.000	12/15/28		420	380,808
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28(d)		555	252,525
Sr. Sec’d. Notes, 144A	8.625	10/01/31(d)		330	151,490
Sr. Sec’d. Notes, 144A	9.500	11/01/28(d)		550	248,949
Sr. Unsec’d. Notes, 144A	10.500	07/15/27(d)		925	40,210
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/30		807	822,290
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30		185	178,641
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.625	05/13/27		80	80,000
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan
FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A	9.500	05/15/30		600	579,000
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28		1,905	1,913,215
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29		250	243,685

					9,735,161

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 115

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 1.7%

1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000%	04/15/32	1,863	$1,911,904
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	1,125	1,087,889
Gtd. Notes, 144A	5.125	03/01/30	600	582,832
Gtd. Notes, 144A	6.125	08/01/28	470	471,788
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	475	406,719
Gtd. Notes, 144A	5.000	02/15/29	250	190,152
Gtd. Notes, 144A	5.250	01/30/30	500	355,000
Gtd. Notes, 144A	5.250	02/15/31	2,205	1,431,927
Gtd. Notes, 144A	6.250	02/15/29	25	19,766
Gtd. Notes, 144A	7.000	01/15/28	250	224,687
Sr. Sec’d. Notes, 144A	4.875	06/01/28	578	536,130
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	625	567,377

				7,786,171

Pipelines 3.6%

Antero Midstream Partners LP/Antero Midstream
Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	250	250,383
Gtd. Notes, 144A	5.750	01/15/28	1,260	1,260,986
Gtd. Notes, 144A	5.750	07/01/34	270	272,666
Gtd. Notes, 144A	6.625	02/01/32	170	176,666
Blue Racer Midstream LLC/Blue Racer Finance
Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	105	109,129
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	120	127,147
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	300	304,016
Gtd. Notes, 144A	7.125	07/01/33	290	297,151
Gtd. Notes, 144A	8.250	01/15/32	225	237,132
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A	6.625	01/15/34	425	435,918
NFE Financing LLC,
Sr. Sec’d. Notes, 144A, MTN	12.000	11/15/29	1,020	360,748
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A	9.000	08/01/29	95	98,598

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800%	05/15/30	335	$330,305
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	240	253,345
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	1,445	1,478,622
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,404	1,404,093
Gtd. Notes, 144A	6.000	12/31/30	290	294,298
Gtd. Notes, 144A	6.750	03/15/34	395	402,005
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	460	476,734
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	485	460,849
Sr. Sec’d. Notes, 144A	4.125	08/15/31	285	263,011
Sr. Sec’d. Notes, 144A	6.250	01/15/30	400	409,972
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	900	792,587
Sr. Sec’d. Notes, 144A	7.000	01/15/30	275	276,716
Sr. Sec’d. Notes, 144A	8.125	06/01/28	85	87,025
Sr. Sec’d. Notes, 144A	9.500	02/01/29	1,680	1,789,813
Sr. Sec’d. Notes, 144A	9.875	02/01/32	825	873,256
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	746	767,918
Sr. Sec’d. Notes, 144A	6.500	01/15/34	500	519,273
Sr. Sec’d. Notes, 144A	6.500	06/15/34	315	326,462
Sr. Sec’d. Notes, 144A	6.750	01/15/36	415	435,134
Sr. Sec’d. Notes, 144A	7.500	05/01/33	497	544,899
Sr. Sec’d. Notes, 144A	7.750	05/01/35	546	608,955

				16,725,812

Real Estate 0.9%

Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	305	317,084
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	200	210,833
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	1,350	1,306,490
Gtd. Notes, 144A	4.375	02/01/31	700	663,041
Gtd. Notes, 144A	5.375	08/01/28	465	464,747

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 117

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate (cont’d.)

Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250%	04/15/29	1,125	$1,099,286

				4,061,481

Real Estate Investment Trusts (REITs) 2.0%

Brandywine Operating Partnership LP,
Gtd. Notes	6.125	01/15/31	410	397,207
Gtd. Notes	8.875	04/12/29	100	107,379
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	711	634,179
Sr. Sec’d. Notes, 144A	7.250	10/15/30	235	242,310
Sr. Unsec’d. Notes	4.750	02/15/28	750	726,862
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	540	546,007
Gtd. Notes, 144A	6.375	08/01/30	800	816,927
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	1,350	997,987
Sr. Sec’d. Notes, 144A	8.500	02/15/32	175	187,434
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	250	257,440
Sr. Sec’d. Notes, 144A	4.875	05/15/29	400	391,314
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	4.500	02/15/29	525	517,761
Gtd. Notes, 144A	6.500	04/01/32	315	326,050
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	100	102,134
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	540	552,071
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	275	262,713
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	165	165,979
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	450	446,707
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	250	256,996
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	275	286,146
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	225	234,532
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	740	780,902

				9,237,037

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail 4.1%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000%	10/15/30	2,400	$2,289,576
Sr. Sec’d. Notes, 144A	3.875	01/15/28	188	185,020
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	750	653,070
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	725	765,089
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	2,989	3,117,172
Sr. Sec’d. Notes, 144A	9.000	06/01/31	2,568	2,826,856
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	12.000	11/30/28	275	297,172
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	1,025	968,646
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	600	570,487
Gtd. Notes, 144A	3.875	10/01/31	525	486,411
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29	1,050	970,742
Sr. Sec’d. Notes, 144A	9.500	06/15/31	440	463,628
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29	1,063	1,047,533
Lithia Motors, Inc.,
Gtd. Notes, 144A	5.500	10/01/30	410	412,804
Sr. Unsec’d. Notes, 144A	3.875	06/01/29	475	459,420
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30	718	717,807
Sr. Sec’d. Notes, 144A	8.000	03/15/31	615	633,177
QXO Building Products, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/30/32	190	195,964
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32	425	441,277
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	790	758,944

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 119

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc.
(Canada),
Gtd. Notes, 144A	4.500%	03/15/29	470	$459,350
White Cap Supply Holdings LLC,
Gtd. Notes, 144A	7.375	11/15/30	240	249,316

				18,969,461

Software 0.5%

CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31	840	816,891
Gtd. Notes, 144A	9.250	06/01/30	1,210	1,191,378
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	375	374,695

				2,382,964

Telecommunications 6.7%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28	843	606,960
Sr. Sec’d. Notes, 144A	5.750	08/15/29	1,425	1,011,750
Sr. Sec’d. Notes, 144A	9.625	07/15/27	500	382,500
Altice France SA (France),
Sr. Sec’d. Notes, 144A	6.875	10/15/30	587	574,155
Sr. Sec’d. Notes, 144A	6.875	07/15/32	534	520,199
Sr. Sec’d. Notes, 144A	9.500	11/01/29	1,031	1,058,705
Cipher Compute LLC,
Sr. Sec’d. Notes, 144A	7.125	11/15/30	225	231,804
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	9.000	09/15/29	275	291,638
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A	10.500	04/03/31	1,250	1,226,309
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	513	51
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	34	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32	1,410	1,466,146

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%(x)	6.750%	11/30/30	58	$59,373
Sr. Sec’d. Notes(x)	10.750	11/30/29	2,300	2,521,086
Flash Compute LLC,
Sr. Sec’d. Notes, 144A	7.250	12/31/30	320	321,118
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	800	807,202
Sec’d. Notes, 144A	6.000	01/15/30	825	832,746
Sec’d. Notes, 144A	6.750	05/01/29	925	929,103
Sr. Sec’d. Notes, 144A	5.000	05/01/28	2,175	2,175,800
Sr. Sec’d. Notes, 144A	8.625	03/15/31	425	444,717
Sr. Sec’d. Notes, 144A	8.750	05/15/30	825	850,768
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	875	883,750
Sr. Sec’d. Notes, 144A	7.000	04/15/32	600	615,000
Sr. Sec’d. Notes, 144A	8.500	04/15/31	335	358,376
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36	2,170	2,222,538
Sr. Sec’d. Notes, 144A	6.875	06/30/33	1,000	1,030,762
Sr. Sec’d. Notes, 144A	7.000	03/31/34	1,785	1,849,815
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	06/15/29	275	259,141
Sable International Finance Ltd. (Panama),
Sr. Sec’d. Notes, 144A	7.125	10/15/32	450	455,792
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL
Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	1,675	1,630,453
Gtd. Notes, 144A	8.625	06/15/32	390	393,750
Gtd. Notes, 144A	8.625	06/15/32	445	448,239
Sr. Sec’d. Notes, 144A	4.750	04/15/28	300	299,206
Uniti Services LLC,
Sr. Sec’d. Notes, 144A	7.500	10/15/33	1,490	1,539,605
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	6.750	01/15/33	560	545,776
Windstream Services LLC/Windstream Escrow
Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	1,400	1,466,940
WULF Compute LLC,
Sr. Sec’d. Notes, 144A	7.750	10/15/30	125	130,358

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 121

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.250%	03/09/30	550	$536,948
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	275	290,125

				31,268,704

Transportation 0.2%

Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	745	712,462
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	150	155,875
Gtd. Notes, 144A	7.125	02/01/32	205	215,481

				1,083,818

TOTAL CORPORATE BONDS (cost $391,942,886)				393,073,810

FLOATING RATE AND OTHER LOANS 6.6%

Airlines 0.0%

Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.411(c)	04/01/31	64	63,830

Auto Parts & Equipment 0.4%

Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month
SOFR + 2.750%	6.422(c)	01/28/32	723	723,412
First Brands Group LLC,
2021 Second Lien Term Loan	13.070	03/30/28(d)	1,766	1,271
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.739(c)	11/17/28	1,004	991,136
Term B Loan, 3 Month SOFR + 5.100%	8.917(c)	11/17/28	380	375,763

				2,091,582

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Building Materials 0.1%

American Bath/CP Atlas Buyer, Inc.,
2025 Term B Loan, 1 Month SOFR + 5.250%	8.922%(c)	07/08/30	314	$308,012
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.922(c)	02/10/32	323	322,321

				630,333

Chemicals 0.4%

Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.517(c)	06/28/28	440	425,484
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	655	581,955
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	544	408,172
Term Loan^	13.905	10/12/28(d)	793	15,862
Venator Materials LLC,
First Out Term B Loan^	14.002	07/16/26(d)	547	410,409

				1,841,882

Commercial Services 0.3%

Allied Universal Holdco LLC,
Amendment No. 7 Replacement U.S. Dollar Term
Loan, 1 Month SOFR + 3.250%	6.922(c)	08/20/32	412	412,279
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.417(c)	12/31/30	486	484,258
Second Out Term Loan, 3 Month SOFR + 4.862%	8.528(c)	12/31/30	317	291,372

				1,187,909

Computers 0.8%
Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.422(c)	06/30/32	499	490,232
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.672(c)	03/01/29	1,554	1,371,217
NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.701(c)	04/16/29	469	462,880

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 123

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers (cont’d.)

NCR Atleos LLC,
Term A Loan, 1 Month SOFR + 2.500%	6.172%(c)	10/16/28	195	$193,848
VCI Asset Holdings LLC,
Term Loan	— (p)	01/30/31	1,200	1,188,000

				3,706,177

Electric 0.0%

Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	9.172(c)	07/20/28	227	223,271

Forest Products & Paper 0.0%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.072(c)	11/04/31	194	192,165

Healthcare-Services 0.0%

LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.422(c)	05/16/31	99	98,897

Holding Companies-Diversified 0.0%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.167(c)	12/19/30	93	92,267

Household Products/Wares 0.1%

Kronos Acquisition Holdings, Inc. (Canada), 2024 Initial Loan, 3 Month SOFR + 4.000%	7.672(c)	07/08/31	339	233,158

Insurance 0.4%

Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.672(c)	11/06/30	960	956,183
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	9.036(c)	01/20/29	483	482,051
New B-12 Term Loan, 1 Month SOFR + 4.250%	7.922(c)	09/19/30	198	197,711

				1,635,945

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Internet 0.0%

Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.680%(c)	11/30/27		25	$24,507
Diamond Sports Net LLC,
First Lien Exit Term Loan	15.000	01/02/28		479	129,088

					153,595

Investment Companies 0.3%

Hurricane CleanCo Ltd. (United Kingdom),
Facility A^	12.500	10/31/29	GBP	839	1,206,196

Leisure Time 0.3%

ClubCorp Holdings, Inc.,
Term Loan, 3 Month SOFR + 5.000%^	8.672(c)	07/10/32		481	474,514
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	900	1,056,147

					1,530,661

Machinery-Diversified 0.1%

Graftech Global Enterprises, Inc.,
Initial Term Loan, 3 Month SOFR + 6.000%	9.670(c)	12/21/29		278	282,176

Media 1.3%

Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	8.672(c)	10/31/27		422	321,712
CSC Holdings LLC,
September 2019 Term Loan, 1 Month SOFR + 1.500%	8.250(c)	04/15/27		1,943	1,731,433
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.672(c)	06/26/29		43	42,394
Delayed Draw Term Loan, 3 Month SOFR + 4.000%	3.557(c)	06/26/29		43	42,393
First Out Term Loan, 1 Month SOFR + 3.500%	8.786(c)	09/25/29		4,844	4,153,727

					6,291,659

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 125

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Metal Fabricate/Hardware 0.5%

Doncasters US Finance LLC (United Kingdom), 2025 Term Loan, 3 Month SOFR + 6.500%^	10.172%(c)	04/23/30	79	$79,996
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30	2,107	2,123,268

				2,203,264

Oil & Gas 0.1%

Hilcorp Energy I LP,
Repriced Term Loan, 1 Month SOFR + 1.750%	5.425(c)	02/11/30	298	297,750

Packaging & Containers 0.0%

LABL, Inc.,
Initial Dollar Term Loan	8.767	10/29/28	25	11,336

Software 0.1%

Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.036(c)	07/14/28	862	545,472

Telecommunications 1.4%

Altice France SA (France),
New USD B-14 Term Loan, 3 Month SOFR + 6.875%	10.547(c)	05/31/31	1,161	1,176,537
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.172(c)	09/27/29	328	326,364
Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%	6.922(c)	03/29/32	504	504,126
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.136(c)	04/16/29	2,048	2,040,938
Term B-2 Loan, 1 Month SOFR + 2.464%	6.136(c)	04/15/30	1,242	1,237,647
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.286(c)	05/30/30	445	443,122
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	12.286(c)	10/24/29	242	224,130
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	923	554,064

				6,506,928

TOTAL FLOATING RATE AND OTHER LOANS (cost $34,450,100)				31,026,453

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k) 0.8%
U.S. Treasury Notes	3.750%	08/31/26	1,825	$1,826,212
U.S. Treasury Notes	4.125	10/31/26	1,200	1,204,125
U.S. Treasury Notes	4.250	11/30/26	105	105,558
U.S. Treasury Notes	4.250	12/31/26	550	553,308

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,679,440)				3,689,203

			Shares

AFFILIATED EXCHANGE-TRADED FUND 3.3%
PGIM AAA CLO ETF (cost $15,491,807)(wa)			303,020	15,617,651

COMMON STOCKS 2.4%

Chemicals 0.3%

Cornerstone Chemical Co.*^(x)			43,850	219,250
TPC Group, Inc.*			67,793	1,242,849
Venator Materials PLC*^(x)			2,297	—

				1,462,099

Containers & Packaging 0.0%

Ardagh Packaging Finance PLC Equity, 144A*			375	2,625

Electric Utilities 0.1%

GenOn Energy Holdings, Inc. (Class A Stock)*^			9,187	275,610
Keycon Power Holdings LLC*^			12,469	361,227

				636,837

Gas Utilities 0.4%

Ferrellgas Partners LP (Class B Stock)*			9,477	1,694,150

Interactive Media & Services 0.0%

Diamond Sports Group LLC*(x)			64,608	12,146

Oil, Gas & Consumable Fuels 0.6%

Expand Energy Corp.			4,221	474,483
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*			1,340	96,592

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 127

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	30,465	$2,196,024
Heritage Power LLC, Litigation Trust Interests*^	35,061	17,530

		2,784,629

Software 0.0%

Mitel Networks International Ltd. (Canada)*^	304	152

Wireless Telecommunication Services 1.0%

Altice France SA (France)*	9,822	187,736
Digicel International Finance Ltd. (Jamaica)*(x)	231,054	4,216,852
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	79,554	87,661
Xplore, Inc. (Canada), CVR*^	4,100	—

		4,492,249

TOTAL COMMON STOCKS
(cost $9,289,944)		11,084,887

PREFERRED STOCKS 1.1%

Electronic Equipment, Instruments & Components 1.0%

Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,625	2,854,687
QXO, Inc., 4.750%, Maturing 12/31/79^	2,020,000	2,020,000

		4,874,687

Wireless Telecommunication Services 0.1%

Digicel International Finance Ltd. (Jamaica)*^(x)	18,040	226,442

TOTAL PREFERRED STOCKS
(cost $4,655,190)		5,101,129

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Units	Value

WARRANTS* 0.0%

Interactive Media & Services

Diamond Sports Group LLC, expiring 06/30/26(x)
(cost $0)	120,837	$1

TOTAL LONG-TERM INVESTMENTS
(cost $463,451,575)		463,541,160

	Shares

SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)
(cost $3,661,098)(wa)	3,661,098	3,661,098

TOTAL INVESTMENTS 99.9%
(cost $467,112,673)		467,202,258
Other assets in excess of liabilities(z) 0.1%		459,488

NET ASSETS 100.0%		$467,661,746

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,509,405 and 2.9% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 129

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cornerstone Chemical Co.*^	12/06/23	$833,150	$219,250	0.0%
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	858,598	883,433	0.2
Diamond Sports Group LLC*	01/02/25	169,163	12,146	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes,
Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	51	51	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes,
Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	3	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	63,940	226,442	0.1
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	255,102	4,216,852	0.9
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	1,410,000	1,466,146	0.3
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/11/25-04/14/25	24,250	35,400	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	07/20/22	17,250	23,993	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	03/08/19-09/09/25	5,215,746	5,495,980	1.2
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	03/10/23	24,750	25,853	0.0
EchoStar Corp., Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%, 6.750%, 11/30/30	05/13/25	50,286	59,373	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/12/25-10/10/25	2,377,719	2,521,086	0.5
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 6.000% and PIK 3.250%, 9.250%, 03/25/30	06/30/25-09/15/25	1,375,004	1,215,729	0.3
Venator Materials PLC*^	03/08/19-10/19/23	4,596,226	—	0.0

Total		$17,271,238	$16,401,735	3.5%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at January 31, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $30,983)^	31	$31,024	$41	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $51,638)^	52	51,707	69	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $120,000)^	120	120,900	900	—

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Unfunded loan commitments outstanding at January 31, 2026 (continued):

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $159,346)	159	$161,243	$1,897	$—
Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $85,000)	85	84,787	—	(213)

		$449,661	$2,907	$(213)

Futures contracts outstanding at January 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
192	2 Year U.S. Treasury Notes	Mar. 2026	$40,030,500	$(34,453)
291	5 Year U.S. Treasury Notes	Mar. 2026	31,698,540	(164,847)
178	10 Year U.S. Treasury Notes	Mar. 2026	19,905,407	(189,498)
9	20 Year U.S. Treasury Bonds	Mar. 2026	1,036,125	(10,621)

				(399,419)

Short Position:
7	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	822,063	16,794

				$(382,625)

Forward foreign currency exchange contracts outstanding at January 31, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/03/26	CITI	GBP	887	$1,211,143	$1,214,196	$3,053	$—
Euro,
Expiring 02/03/26	HSBC	EUR	2,121	2,513,701	2,514,489	788	—

				$3,724,844	$3,728,685	3,841	—

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 131

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/03/26	BOA	GBP	887	$1,194,938	$1,214,196	$—	$(19,258)
Expiring 03/03/26	CITI	GBP	887	1,211,101	1,214,162	—	(3,061)
Euro,
Expiring 02/03/26	BARC	EUR	2,121	2,480,079	2,514,490	—	(34,411)
Expiring 03/03/26	HSBC	EUR	2,121	2,517,031	2,517,756	—	(725)

				$7,403,149	$7,460,604	—	(57,455)

						$3,841	$(57,455)

Credit default swap agreement outstanding at January 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	16,300	2.959%	$1,183,751	$1,458,623	$274,872

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at January 31, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.680%	MSI	03/20/26	42,870	$237,826	$—	$237,826
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 3.680%	JPM	03/20/26	67,400	1,388,219	—	1,388,219

					$1,626,045	$—	$1,626,045

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$1,626,045	$—

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 133

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$612,000	$2,117,029
JPS	—	1,102,365

Total	$612,000	$3,219,394

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$3,948,026	$—
Corporate Bonds	—	391,538,148	1,535,662
Floating Rate and Other Loans	—	25,028,618	5,997,835
U.S. Treasury Obligations	—	3,689,203	—
Affiliated Exchange-Traded Fund	15,617,651	—	—
Common Stocks	474,483	9,736,635	873,769
Preferred Stocks	—	—	5,101,129
Warrants	—	1	—
Short-Term Investment
Affiliated Mutual Fund	3,661,098	—	—

Total	$19,753,232	$433,940,631	$13,508,395

Other Financial Instruments*
Assets
Unfunded Loan Commitments	$—	$1,897	$1,010
Futures Contracts	16,794	—	—
OTC Forward Foreign Currency Exchange Contracts	—	3,841	—

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Assets (continued)
Centrally Cleared Credit Default Swap Agreement	$—	$274,872	$—
OTC Total Return Swap Agreements	—	1,626,045	—

Total	$16,794	$1,906,655	$1,010

Liabilities
Unfunded Loan Commitment	$—	$(213)	$—
Futures Contracts	(399,419)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(57,455)	—

Total	$(399,419)	$(57,668)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks

Balance as of 07/31/25	$1,538,173	$6,606,933	$1,334,531
Realized gain (loss)	(5,324,995)	14,647	23,159
Change in unrealized appreciation (depreciation)	5,199,698	(859,465)	(460,803)
Purchase/Exchange/Issuances	103,823	72,161	41
Sales/Paydowns	(5)	(1,180,242)	(23,159)
Accrued discount/premium	18,968	40,672	—
Transfer into Level 3*	—	2,139,369	—
Transfer out of Level 3*	—	(836,240)	—

Balance as of 01/31/26	$1,535,662	$5,997,835	$873,769

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(125,297)	$(687,540)	$(460,799)

	Preferred Stocks	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments

Balance as of 07/31/25	$2,839,270	$—	$3,118
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	241,859	—	(1,411)
Purchase/Exchange/Issuances	2,020,000	—	—
Sales/Paydowns	—	—	—
Accrued discount/premium	—	—	—

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 135

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Preferred Stocks	Unfunded Corporate Bond Commitment	Unfunded Loan Commitments

Transfer into Level 3*	$—	$—	$1,200
Transfer out of Level 3*	—	—	(1,897)

Balance as of 01/31/26	$5,101,129	$—	$1,010

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$241,859	$—	$(749)

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase

Corporate Bonds	$883,433	Market/Recovery Value	Recovery Rate	0.00% - 85.00%	Increase
Corporate Bonds	652,229	Market/Transaction Based	Unadjusted Price	NA	NA
Floating Rate and Other Loans	1,206,196	Market/Comparable Bond	Adjusted Yield	9.70%	Decrease
Floating Rate and Other Loans	1,530,661	Market/Enterprise Value	EBITDA Multiple	10.00x - 11.00x	Increase
Floating Rate and Other Loans	834,443	Market/Recovery Value	Recovery Rate	2.00% - 75.00%	Increase
Common Stocks	361,227	Market/Discounted Cash Flow	Discount Rate	40.00%	Decrease
Common Stocks	236,780	Market/Recovery Value	Recovery Rate	0.00% - 5.00%	Increase
Preferred Stocks	226,442	Market/Recovery Value	Recovery Rate	12.55%	Increase

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Level 3 Securities**	Fair Value as of January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Preferred Stocks	$4,874,687	Market/Transaction Based	Unadjusted Price	NA	NA
Unfunded Loan Commitments	110	Market/Enterprise Value	EBITDA Multiple	11.00x	Increase

	$10,806,208

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of January 31, 2026, the aggregate value of these securities and/or derivatives was $2,703,197. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2026 were as follows:

Telecommunications	8.1%
Media	6.2
Oil & Gas	5.8
Diversified Financial Services	5.1
Commercial Services	4.4
Electric	4.2
Retail	4.1
Home Builders	3.9
Healthcare-Services	3.7
Entertainment	3.6
Pipelines	3.6
Affiliated Exchange-Traded Fund	3.3
Chemicals	2.4
Mining	2.1
Packaging & Containers	2.1
Real Estate Investment Trusts (REITs)	2.0
Leisure Time	1.8
Pharmaceuticals	1.7
Insurance	1.7
Foods	1.6
Computers	1.6
Auto Parts & Equipment	1.5
Iron/Steel	1.5

Lodging	1.5%
Building Materials	1.3
Auto Manufacturers	1.3
Airlines	1.3
Aerospace & Defense	1.2
Wireless Telecommunication Services	1.1
Electronic Equipment, Instruments & Components	1.0
Banks	1.0
Internet	0.9
Real Estate	0.9
Collateralized Loan Obligations	0.8
Machinery-Diversified	0.8
Housewares	0.8
U.S. Treasury Obligations	0.8
Environmental Control	0.8
Affiliated Mutual Fund	0.8
Software	0.6
Oil, Gas & Consumable Fuels	0.6
Metal Fabricate/Hardware	0.6
Electrical Components & Equipment	0.5
Engineering & Construction	0.5
Miscellaneous Manufacturing	0.5
Apparel	0.4

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 137

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Industry Classification (continued):

Holding Companies-Diversified	0.4%
Home Furnishings	0.4
Household Products/Wares	0.4
Gas Utilities	0.4
Oil & Gas Services	0.4
Investment Companies	0.3
Advertising	0.2
Transportation	0.2
Machinery-Construction & Mining	0.2
Distribution/Wholesale	0.2
Gas	0.1
Electronics	0.1
Forest Products & Paper	0.1

Electric Utilities	0.1%
Coal	0.1
Biotechnology	0.1
Cosmetics/Personal Care	0.1
Office/Business Equipment	0.1
Interactive Media & Services	0.0	*
Containers & Packaging	0.0	*

	99.9
Other assets in excess of liabilities	0.1

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$274,872	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,841		Unrealized depreciation on OTC forward foreign currency exchange contracts	57,455
Interest rate contracts	Due from/to broker-variation margin futures	16,794	*	Due from/to broker-variation margin futures	399,419	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,626,045		—	—

		$1,921,552			$456,874

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$19,074	$—	$—	$1,598,805
Foreign exchange contracts	—	—	34,616	—
Interest rate contracts	—	1,096,165	—	3,743,605

Total	$19,074	$1,096,165	$34,616	$5,342,410

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(910,533)
Foreign exchange contracts	—	(140,921)	—
Interest rate contracts	(564,770)	—	(1,542,514)

Total	$(564,770)	$(140,921)	$(2,453,047)

For the six months ended January 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$943,333
Futures Contracts - Long Positions (1)	86,014,616
Futures Contracts - Short Positions (1)	274,021
Forward Foreign Currency Exchange Contracts - Purchased (2)	3,574,697
Forward Foreign Currency Exchange Contracts - Sold (2)	7,343,057
Credit Default Swap Agreements - Sell Protection (1)	17,570,117
Total Return Swap Agreements (1)	135,223,333

*	Average volume is based on average quarter end balances for the six months ended January 31, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 139

PGIM High Yield Bond Fund, Inc.

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BARC	$—	$(34,411)	$(34,411)	$—	$(34,411)
BOA	—	(19,258)	(19,258)	—	(19,258)
CITI	3,053	(3,061)	(8)	—	(8)
HSBC	788	(725)	63	—	63
JPM	1,388,219	—	1,388,219	(1,388,219)	—
MSI	237,826	—	237,826	(237,826)	—

	$1,629,886	$(57,455)	$1,572,431	$(1,626,045)	$(53,614)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets

Investments at value:
Unaffiliated investments (cost $447,959,768)	$447,923,509
Affiliated investments (cost $19,152,905)	19,278,749
Cash	43,218
Foreign currency, at value (cost $64,163)	65,192
Dividends and interest receivable	7,609,712
Unrealized appreciation on OTC swap agreements	1,626,045
Deposit with broker for centrally cleared/exchange-traded derivatives	612,000
Receivable for investments sold	305,426
Due from broker—variation margin futures	26,142
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,841
Unrealized appreciation on unfunded loan commitments	2,907
Prepaid expenses and other assets	97,902

Total Assets	477,594,643

Liabilities

Payable for investments purchased	9,309,787
Management fee payable	314,968
Accrued expenses and other liabilities	142,329
Deferred directors’ fees and directors’ fees payable	58,605
Unrealized depreciation on OTC forward foreign currency exchange contracts	57,455
Interest payable	36,167
Due to broker—variation margin swaps	13,365
Unrealized depreciation on unfunded loan commitments	213
Dividends and Distributions payable	8

Total Liabilities	9,932,897

Net Assets	$467,661,746

Net assets were comprised of:
Common stock, at par	$33,337
Paid-in capital in excess of par	599,371,247
Total distributable earnings (loss)	(131,742,838)

Net assets, January 31, 2026	$467,661,746

Net asset value per share ($467,661,746 ÷ 33,336,928 shares of common stock issued and outstanding)	$14.03

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 141

PGIM High Yield Bond Fund, Inc.

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)

Income
Interest income (net of $3,876 foreign withholding tax)	$16,287,364
Affiliated dividend income	558,460
Unaffiliated dividend income	13,507

Total income	16,859,331

Expenses
Management fee	1,894,182
Other borrowing fees and expenses	214,667
Professional fees	52,240
Custodian and accounting fees	49,068
Shareholders’ reports	35,067
Audit fee	25,484
Transfer agent’s fees and expenses	12,466
Directors’ fees	5,652
Miscellaneous	38,773

Total expenses	2,327,599
Less: Fee waiver and/or expense reimbursement	(14,989)

Net expenses	2,312,610

Net investment income (loss)	14,546,721

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(4,693,148)
Futures transactions	1,096,165
Forward currency contract transactions	34,616
Options written transactions	19,074
Swap agreement transactions	5,342,410
Foreign currency transactions	23,917

1,823,034

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $21,211)	5,204,363
Futures	(564,770)
Forward currency contracts	(140,921)
Swap agreements	(2,453,047)
Foreign currencies	4,209
Unfunded loan commitments	(1,267)

2,048,567

Net gain (loss) on investment and foreign currency transactions	3,871,601

Net Increase (Decrease) In Net Assets Resulting From Operations	$18,418,322

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$14,546,721	$30,296,988
Net realized gain (loss) on investment and foreign currency transactions	1,823,034	(14,181,718)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,048,567	29,557,180

Net increase (decrease) in net assets resulting from operations	18,418,322	45,672,450

Dividends and Distributions
Distributions from distributable earnings	(20,986,214)	(32,836,200)
Tax return of capital distributions	—	(9,079,951)

Total dividends and distributions	(20,986,214)	(41,916,151)

Fund share transactions
Net asset value of shares issued in reinvestment of dividends and distributions [41,064 and 39,140 shares, respectively]	578,733	546,786

Total increase (decrease)	(1,989,159)	4,303,085

Net Assets:

Beginning of period	469,650,905	465,347,820

End of period	$467,661,746	$469,650,905

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 143

PGIM High Yield Bond Fund, Inc.

Statement of Cash Flows (unaudited)

Six Months Ended January 31, 2026

Cash Flows Provided By / (Used For) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$18,418,322

Adjustments To Reconcile Net Increase (Decrease) In Net Assets Resulting From Operations To Net Cash Provided By / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments, net of amounts receivable	116,969,617
Purchases of long-term portfolio investments, net of amounts payable	(116,639,456)
Net proceeds (purchases) of short-term portfolio investments	2,788,391
Net premiums (paid) received for swap agreements	4,431,877
Net premiums (paid) received for options written	19,074
Amortization of premium and accretion of discount on portfolio investments	(1,476,524)
Net realized (gain) loss on investment transactions	4,693,148
Net realized (gain) loss on futures transactions	(1,096,165)
Net realized (gain) loss on options written transactions	(19,074)
Net realized (gain) loss on forward currency contract transactions	(34,616)
Net realized (gain) loss on swap agreement transactions	(5,342,410)
Net realized (gain) loss on foreign currency transactions	(23,917)
Net change in unrealized (appreciation) depreciation on investments (including affiliated of $21,211)	(5,204,363)
Net change in unrealized (appreciation) depreciation on futures	564,770
Net change in unrealized (appreciation) depreciation on forward currency contracts	140,921
Net change in unrealized (appreciation) depreciation on swap agreements	2,453,047
Net change in unrealized (appreciation) depreciation on foreign currencies	(4,209)
Net change in unrealized (appreciation) depreciation on unfunded loan commitments	1,267
(Increase) Decrease In Assets:
Dividends and interest receivable	(218,672)
Prepaid expenses and other assets	(14,774)
Increase (Decrease) In Liabilities:
Management fee payable	(872)
Accrued expenses and other liabilities	63,607
Deferred directors’ fees and directors’ fees payable	(1,484)
Due to broker - variation margin swaps	(4,914)
Distribution fee payable	(7)

Total adjustments	2,044,262

Net cash provided by (used for) operating activities	20,462,584

Effect of exchange rate changes on cash	594,137

Cash Flows Provided By (Used For) Financing Activities:
Net asset value of shares issued in reinvestment of dividends and distributions	578,733
Cash paid on distributions from distributable earnings	(20,986,214)

Net cash provided by (used for) financing activities	(20,407,481)

Net increase (decrease) in cash and restricted cash, including foreign currency	649,240

Cash and restricted cash at beginning of period, including foreign currency	97,312

Cash And Restricted Cash At End Of Period, Including Foreign Currency	$746,552

See Notes to Financial Statements.

PGIM High Yield Bond Fund, Inc.

Statement of Cash Flows (unaudited) (continued)

Six Months Ended January 31, 2026

Supplemental Disclosure of Cash Flow Information and non-cash activities:
Cash paid during the period for interest expense	$214,667
Non-cash purchases of investments	$2,517,336
Non-cash sales of investments	$2,051,566

Reconciliation Of Cash And Restricted Cash Reported With The Statement Of Assets And Liabilities To The Statement Of Cash Flows:

January 31, 2026
Cash	$43,218
Foreign currency, at value	65,192
Restricted cash:
Deposit with broker for centrally cleared/exchange-traded derivatives	612,000
Due from broker-variation margin futures	26,142

Total Cash and Restricted Cash, Including Foreign Currency	$746,552

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 145

Financial Highlights (unaudited)

Six Months Ended January 31, 2026

	Six Months Ended January 31,		Year Ended July 31,				Two Months Ended July 31,		Year Ended May 31,
	2026		2025	2024	2023	2022	2021		2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.11		$13.99	$13.79	$14.44	$17.22	$17.15		$15.05
Income (loss) from investment operations:
Net investment income (loss)	0.44		0.91	0.86	0.91	0.96	0.17		1.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.11		0.47	0.60	(0.30)	(2.48)	0.11		2.28
Total from investment operations	0.55		1.38	1.46	0.61	(1.52)	0.28		3.36
Less Dividends and Distributions:
Dividends from net investment income	(0.63)		(0.99)	(1.01)	(1.10)	(1.07)	(0.18)		(1.12)
Tax return of capital distributions	-		(0.27)	(0.25)	(0.16)	(0.19)	(0.03)		(0.14)
Total dividends and distributions	(0.63)		(1.26)	(1.26)	(1.26)	(1.26)	(0.21)		(1.26)
Net asset value, end of period	$14.03		$14.11	$13.99	$13.79	$14.44	$17.22		$17.15
Market price, end of period	$14.60		$14.34	$13.53	$12.42	$13.02	$16.19		$16.18
Total Return(b):	6.45%		15.97%	20.48%	5.60%	(12.48)%	1.35%		31.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$467,662		$469,651	$465,348	$458,466	$480,364	$572,679		$570,258
Average net assets (000)	$469,690		$465,922	$452,990	$457,031	$533,901	$573,494		$545,673
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement(d)	0.98	%(e)	2.15%	2.80%	2.45%	1.48%	1.43	%(f)	1.45%
Expenses before waivers and/or expense reimbursement(d)	0.99	%(e)	2.15%	2.80%	2.45%	1.48%	1.43	%(f)	1.45%
Net investment income (loss)	6.14	%(e)	6.50%	6.34%	6.59%	6.01%	5.86	%(f)	6.58%
Portfolio turnover rate(g)	25%		45%	36%	22%	30%	7%		56%
Asset coverage	-%		-%	488%	453%	500%	416%		400%
Total debt outstanding at period-end (000)	$-		$-	$120,000	$130,000	$120,000	$181,000		$190,000

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Includes interest expense and other borrowing fees and expenses of 0.09%, 1.11%, 1.70%, 1.36%, 0.35%, 0.28% and 0.30%, for the six months ended January 31, 2026, years ended July 31, 2025, 2024, 2023, 2022, two months ended July 31, 2021 and year ended May 31, 2021, respectively.

(e)	Annualized.
(f)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 147

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 96.5%

ASSET-BACKED SECURITIES 1.1%

Collateralized Loan Obligations

Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968%(c)	04/20/33	548	$548,609
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	10/26/31	964	965,114
TICP CLO Ltd. (Cayman Islands), Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.972(c)	04/15/33	3,067	3,071,206
Voya CLO Ltd. (Cayman Islands), Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	4.900(c)	04/25/31	24	24,393

TOTAL ASSET-BACKED SECURITIES (cost $4,604,105)				4,609,322

CORPORATE BONDS 81.9%

Advertising 0.3%

Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	7.875	04/01/30	200	210,469
Neptune Bidco US, Inc.,
Sr. Sec’d. Notes, 144A	9.290	04/15/29	850	872,893
Sr. Sec’d. Notes, 144A	9.500	02/15/33	320	325,923

				1,409,285

Aerospace & Defense 1.2%

ATI, Inc.,
Sr. Unsec’d. Notes	7.250	08/15/30	145	151,992
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	725	725,000
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	2,600	2,603,250
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	115	119,313
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	300	298,378

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)

TransDigm, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	6.375%	03/01/29	1,005	$1,033,929
Sr. Sec’d. Notes, 144A	6.750	08/15/28	450	457,970

				5,389,832

Airlines 1.4%

American Airlines, Inc.,
Sr. Sec’d. Notes, 144A	7.250	02/15/28	475	483,782
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	383	383,564
Sr. Sec’d. Notes, 144A	5.750	04/20/29	100	100,969
United Airlines Holdings, Inc.,
Gtd. Notes	5.375	03/01/31	375	378,804
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,690	1,688,759
Sr. Sec’d. Notes, 144A	4.625	04/15/29	725	724,289
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	310	294,500
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	1,295	1,296,619
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	825	850,781

				6,202,067

Apparel 0.5%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	1,000	948,619
Wolverine World Wide, Inc.,
Gtd. Notes, 144A	4.000	08/15/29	1,175	1,096,868

				2,045,487

Auto Manufacturers 1.3%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	200	198,354
Sr. Unsec’d. Notes	4.125	08/17/27	200	199,037
Sr. Unsec’d. Notes	4.950	05/28/27	200	201,143
Sr. Unsec’d. Notes	7.350	11/04/27	425	443,857
New Flyer Holdings, Inc. (Canada),
Sec’d. Notes, 144A	9.250	07/01/30	285	306,537

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 149

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)

Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625%	09/29/28	700	$702,373
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	4.345	09/17/27	1,170	1,157,423
Sr. Unsec’d. Notes, 144A	7.500	07/17/30	1,370	1,437,216
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A	9.500	10/01/28	1,000	924,440

				5,570,380

Auto Parts & Equipment 1.2%

Adient Global Holdings Ltd.,
Sr. Sec’d. Notes, 144A	7.000	04/15/28	405	413,639
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	495	511,731
Sr. Sec’d. Notes, 144A	6.750	02/15/30	50	52,235
Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750	04/15/29	635	657,400
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A	5.750	08/15/32	235	239,284
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	2,350	2,363,041
Titan International, Inc.,
Sr. Sec’d. Notes	7.000	04/30/28	625	627,441
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A	7.500	03/24/31	230	235,750

				5,100,521

Banks 0.7%

Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	1,350	1,349,945
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	500	550,294
Popular, Inc. (Puerto Rico),
Sr. Unsec’d. Notes	7.250	03/13/28	1,000	1,042,262

				2,942,501

Building Materials 1.1%

Builders FirstSource, Inc.,
Gtd. Notes, 144A	5.000	03/01/30	105	104,597

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A	6.125%	01/15/29	150	$66,141
CP Atlas Buyer, Inc.,
Sr. Sec’d. Notes, 144A	9.750	07/15/30	225	234,037
Griffon Corp.,
Gtd. Notes	5.750	03/01/28	650	649,681
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.875	12/15/27	625	548,985
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	650	674,159
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	265	265,981
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	15	15,331
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	1,350	1,303,716
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,175	1,169,562

				5,032,190

Chemicals 1.3%

Celanese US Holdings LLC,
Gtd. Notes	1.400	08/05/26	250	245,535
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	226	191,733
Hercules LLC,
Jr. Sub. Notes	6.500	06/30/29	200	201,372
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.250	05/15/29	630	617,413
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	990	1,056,676
Sr. Unsec’d. Notes, 144A	9.000	02/15/30	370	393,814
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	700	678,210
Sr. Sec’d. Notes, 144A	7.250	06/15/31	200	205,033
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	500	491,296
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A	3.125	03/15/27	1,225	1,204,640

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 151

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)

Tronox, Inc.,
Gtd. Notes, 144A	4.625%	03/15/29	125	$96,001
Sr. Sec’d. Notes, 144A	9.125	09/30/30	235	232,876

				5,614,599

Coal 0.1%

Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A	9.250	10/01/29	595	562,275

Commercial Services 4.5%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28	321	320,722
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A	7.875	02/15/31	1,550	1,628,627
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875	06/15/30	780	809,992
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	1,750	1,723,277
Sr. Sec’d. Notes, 144A	4.625	06/01/28	950	938,543
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A	9.000	06/01/29	215	205,208
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	450	430,393
Gtd. Notes, 144A	6.500	01/15/31	1,055	1,071,349
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	583	582,491
Gtd. Notes, 144A	5.750	07/15/27	1,082	1,082,182
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	615	625,984
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29	385	330,571
Sr. Sec’d. Notes, 144A	3.875	07/01/28	1,000	943,982
DCLI Bidco LLC,
Second Mortgage, 144A	7.750	11/15/29	1,065	1,084,597
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31	750	754,962
Gtd. Notes, 144A	6.625	06/15/29	480	496,749

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Herc Holdings, Inc., (cont’d.)
Gtd. Notes, 144A	7.000%	06/15/30	1,060	$1,112,072
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	56	52,929
Sr. Sec’d. Notes, 144A	12.625	07/15/29	290	292,005
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A	6.500	05/15/29	425	424,312
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A	5.500	04/15/29	750	739,254
United Rentals North America, Inc.,
Gtd. Notes	3.875	02/15/31	975	929,960
Gtd. Notes	4.000	07/15/30	300	290,053
Gtd. Notes	4.875	01/15/28	100	100,008
Sec’d. Notes	3.875	11/15/27	750	743,495
Veritiv Operating Co.,
Sr. Sec’d. Notes, 144A	10.500	11/30/30	915	980,830
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A	8.500	08/15/30	510	522,209
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/30	230	238,171

				19,454,927

Computers 0.8%

Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A	7.500	06/01/31	930	948,730
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	675	723,158
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	1,100	1,088,565
Gtd. Notes, 144A	5.125	04/15/29	900	889,186

				3,649,639

Cosmetics/Personal Care 0.1%

P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	413	420,952

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 153

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale 0.1%

Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A	8.000%	06/01/29	300	$293,955
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A	8.500	06/15/30	350	369,128

				663,083

Diversified Financial Services 6.6%

Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	340	355,725
Gtd. Notes, 144A	7.750	04/15/30	385	405,186
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	05/15/31	235	241,803
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	265	267,484
Sr. Sec’d. Notes, 144A	8.500	05/15/30	200	214,461
Sr. Sec’d. Notes, 144A	9.250	04/01/29	819	861,339
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	715	710,148
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	880	921,118
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	8.000	02/15/27	1,128	1,145,258
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	1,275	1,341,938
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	265	251,921
Gtd. Notes, 144A	6.875	02/15/31	465	435,942
Gtd. Notes, 144A	9.250	12/01/28	935	960,713
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	520	500,370
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	725	716,663
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625	10/15/31	425	421,220
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	645	676,688
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	1,125	1,102,457
Sr. Unsec’d. Notes	5.000	03/15/27	1,175	1,166,750
Sr. Unsec’d. Notes	6.750	06/15/26	400	401,677
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	375	370,315
Gtd. Notes	3.875	09/15/28	1,275	1,239,922

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

OneMain Finance Corp., (cont’d.)
Gtd. Notes	5.375%	11/15/29	1,573	$1,568,843
Gtd. Notes	6.125	05/15/30	420	427,949
Gtd. Notes	6.625	01/15/28	400	410,548
Gtd. Notes	6.750	03/15/32	1,675	1,711,967
Gtd. Notes	6.750	09/15/33	75	75,951
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	1,950	1,875,026
Gtd. Notes, 144A	7.125	11/15/30	150	154,830
Gtd. Notes, 144A	7.875	12/15/29	450	474,082
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	1,200	1,211,578
Gtd. Notes, 144A	8.875	01/31/30	365	367,394
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	1,145	1,172,673
Gtd. Notes, 144A	6.500	08/01/29	220	226,212
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,262	1,245,211
Gtd. Notes, 144A	3.625	03/01/29	1,375	1,324,365
Gtd. Notes, 144A	3.875	03/01/31	1,475	1,383,391
UWM Holdings LLC,
Gtd. Notes, 144A	6.250	03/15/31	170	168,928
Gtd. Notes, 144A	6.625	02/01/30	355	357,985

				28,866,031

Electric 4.4%

Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	1,600	1,599,487
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,700	1,699,263
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	25	25,346
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	1,357	1,357,756
Gtd. Notes, 144A	3.375	02/15/29	1,050	1,006,525
Gtd. Notes, 144A	3.875	02/15/32	25	23,394
Gtd. Notes, 144A	5.250	06/15/29	2,275	2,281,420
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28	1,750	1,745,945

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 155

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375%	05/01/29	2,825	$2,791,674
Gtd. Notes, 144A	5.000	07/31/27	3,975	3,977,589
Gtd. Notes, 144A	5.625	02/15/27	250	250,087
VoltaGrid LLC,
Sec’d. Notes, 144A	7.375	11/01/30	2,215	2,244,616

				19,003,102

Electrical Components & Equipment 0.6%

Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	950	912,643
Gtd. Notes, 144A	4.750	06/15/28	650	642,433
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	255	263,038
Gtd. Notes, 144A	7.250	06/15/28	900	911,361

				2,729,475

Electronics 0.2%

Sensata Technologies BV,
Gtd. Notes, 144A	4.000	04/15/29	700	682,848

Entertainment 2.9%

Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	3,575	3,432,273
Sr. Sec’d. Notes, 144A	7.000	02/15/30	1,575	1,626,793
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	04/01/30	375	377,066
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	350	345,609
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	550	541,577
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,475	1,448,713
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	325	301,918
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	1,300	1,297,715
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.,
Sr. Sec’d. Notes, 144A	6.250	10/15/30	380	385,831

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A	6.625%	03/01/30		750	$685,206
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A	9.250	07/01/32		1,150	1,222,579
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29		700	703,833
Gtd. Notes, 144A	7.125	02/15/31		150	161,650

					12,530,763

Environmental Control 1.2%

Clean Harbors, Inc.,
Gtd. Notes, 144A	6.375	02/01/31		1,225	1,254,304
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28		1,025	1,006,600
Gtd. Notes, 144A	4.375	08/15/29		860	841,725
Gtd. Notes, 144A	4.750	06/15/29		350	347,410
Reworld Holding Corp.,
Gtd. Notes, 144A	4.875	12/01/29		1,725	1,669,577

					5,119,616

Foods 1.2%

Albertson’s Cos., Inc.,
Sr. Unsec’d. Notes, 144A	5.625	03/31/32		545	544,414
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		1,225	1,224,689
Gtd. Notes, 144A	5.500	03/31/31		215	215,780
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		725	700,801
Sr. Sec’d. Notes, 144A	8.000	09/15/28		1,195	1,128,089
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	278	313,875
Sr. Sec’d. Notes	8.125	05/14/30	GBP	400	504,237

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 157

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)

Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125%	01/31/30	225	$217,489
Gtd. Notes, 144A	4.875	05/15/28	350	351,060

				5,200,434

Gas 0.3%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27	615	618,992
Sr. Unsec’d. Notes, 144A	9.500	06/01/30	630	675,545

				1,294,537

Healthcare-Services 4.1%

CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A	5.250	05/15/30	1,275	1,201,946
Sr. Sec’d. Notes, 144A	6.000	01/15/29	475	474,028
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	1,325	1,217,597
Gtd. Notes, 144A	4.625	06/01/30	4,375	4,215,108
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375	01/15/29	850	825,834
Sr. Sec’d. Notes, 144A	8.375	02/15/32	190	206,417
Sr. Sec’d. Notes, 144A	9.875	08/15/30	1,000	1,073,527
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A	5.750	12/31/30	728	625,054
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%	11.500	12/31/30	144	150,695
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A	9.375	09/01/29	1,490	1,552,273
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	2,050	2,018,858
Sr. Sec’d. Notes	4.375	01/15/30	3,900	3,833,639
Sr. Sec’d. Notes	4.625	06/15/28	300	299,564

				17,694,540

Home Builders 4.0%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	1,300	1,245,453
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	500	474,112

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)

Beazer Homes USA, Inc.,
Gtd. Notes	5.875%	10/15/27	2,625	$2,618,728
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	400	373,024
Gtd. Notes, 144A	6.250	09/15/27	1,272	1,271,529
Dream Finders Homes, Inc.,
Gtd. Notes, 144A	6.875	09/15/30	505	511,173
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A	9.750	05/01/29	1,100	1,136,103
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	775	774,304
KB Home,
Gtd. Notes	4.800	11/15/29	800	796,326
Gtd. Notes	6.875	06/15/27	82	83,478
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	500	480,816
Gtd. Notes	4.950	02/01/28	425	423,927
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	875	855,487
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	460	479,688
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	310	325,801
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	1,000	996,006
Sr. Unsec’d. Notes	4.750	04/01/29	325	320,897
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A	8.750	02/15/29	837	881,205
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	875	891,696
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	150	150,933
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	1,900	1,907,215
Gtd. Notes	5.700	06/15/28	325	328,657

				17,326,558

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 159

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Furnishings 0.4%

Whirlpool Corp.,
Sr. Unsec’d. Notes	6.125%	06/15/30	1,245	$1,249,449
Sr. Unsec’d. Notes	6.500	06/15/33	350	345,240

				1,594,689

Household Products/Wares 0.5%

ACCO Brands Corp.,
Gtd. Notes, 144A	4.250	03/15/29	2,170	2,009,894

Housewares 0.6%

Newell Brands, Inc.,
Sr. Unsec’d. Notes	6.375	05/15/30	1,900	1,877,415
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	380	398,664
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	200	188,848

				2,464,927

Insurance 1.0%

Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	105	108,736
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	1,255	1,301,725
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	285	298,298
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	1,160	1,190,150
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	800	788,990
Asurion LLC & Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	8.000	12/31/32	715	747,475

				4,435,374

Internet 0.6%

Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	420	418,393
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	199,295
Gen Digital, Inc.,
Gtd. Notes, 144A	6.750	09/30/27	250	252,350
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	350	332,861
Gtd. Notes, 144A	5.250	12/01/27	900	899,192

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet (cont’d.)

ION Platform Finance US, Inc./ION Platform Finance Sarl,
Sr. Sec’d. Notes, 144A	4.625%	05/01/28	220	$205,710
Sr. Sec’d. Notes, 144A	5.000	05/01/28	310	293,095

				2,600,896

Iron/Steel 1.3%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,214	1,223,319
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	335	358,450
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750	04/15/30	505	518,000
Gtd. Notes, 144A	6.875	11/01/29	950	987,549
Gtd. Notes, 144A	7.000	03/15/32	110	112,917
Gtd. Notes, 144A	7.500	09/15/31	140	147,653
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	325	316,011
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	325	341,250
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	885	929,029
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/01/27	415	424,715
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	150	155,385

				5,514,278

Leisure Time 2.1%

Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	2,015	2,037,594
Gtd. Notes, 144A	5.750	03/15/30	425	437,134
Gtd. Notes, 144A	5.750	08/01/32	855	879,367
Sr. Sec’d. Notes, 144A	4.000	08/01/28	194	191,382
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	1,625	1,626,892
Sr. Sec’d. Notes, 144A	7.000	09/15/30	400	417,612
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	673	687,806
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	435	445,723
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	278	297,113

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 161

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Leisure Time (cont’d.)

Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.625%	09/30/31	35	$35,923
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	650	651,631
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	650	648,909
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A	5.000	02/15/28	800	797,840

				9,154,926

Lodging 2.8%

Boyd Gaming Corp.,
Gtd. Notes, 144A	4.750	06/15/31	1,379	1,343,944
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	5.875	04/01/29	380	388,940
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	3,735	3,735,544
Gtd. Notes	5.500	04/15/27	435	437,809
Gtd. Notes	6.125	09/15/29	1,350	1,380,219
Station Casinos LLC,
Gtd. Notes, 144A	4.500	02/15/28	750	746,229
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A	5.250	05/15/27	1,000	1,005,524
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	2,425	2,420,174
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	925	923,326

				12,381,709

Machinery-Construction & Mining 0.2%

Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	775	772,323
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A	4.125	11/15/28	150	147,673

				919,996

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 0.4%

Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500%	09/01/28	900	$958,448
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A	5.250	07/15/27	725	723,862

				1,682,310

Media 3.9%

CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	175	173,052
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	2,035	2,022,788
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	1,515	1,516,411
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	3,449	3,449,000
Sr. Unsec’d. Notes, 144A	6.375	09/01/29	750	757,502
Sr. Unsec’d. Notes, 144A	7.000	02/01/33	600	605,726
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	118,880
Gtd. Notes, 144A	4.125	12/01/30	200	121,561
Gtd. Notes, 144A	5.375	02/01/28	200	149,863
Gtd. Notes, 144A	5.500	04/15/27	1,400	1,233,955
Gtd. Notes, 144A	6.500	02/01/29	200	128,329
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	200	74,471
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	119,296
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	25	22,125
Gtd. Notes(x)	7.375	07/01/28	75	71,979
Gtd. Notes(x)	7.750	07/01/26	3,145	3,083,828
DISH Network Corp.,
Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	340	351,599
Gray Media, Inc.,
Sec’d. Notes, 144A	9.625	07/15/32	275	283,432
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 6.000% and PIK 3.250%(x)	9.250	03/25/30	167	118,841
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	8.125	02/15/33	50	51,724

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 163

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)

Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000%	08/15/28	1,405	$1,450,431
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	5.500	05/15/29	1,025	1,010,537

				16,915,330

Mining 2.8%

Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A	8.000	10/01/30	370	392,383
Unsec’d. Notes, 144A	11.500	10/01/31	395	435,449
Century Aluminum Co.,
Sr. Sec’d. Notes, 144A	6.875	08/01/32	90	93,290
Coeur Mining, Inc.,
Gtd. Notes, 144A	5.125	02/15/29	350	349,276
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A	6.250	09/01/29	150	150,870
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	8.625	06/01/31	825	865,037
Sec’d. Notes, 144A	9.375	03/01/29	2,210	2,317,737
Hecla Mining Co.,
Gtd. Notes	7.250	02/15/28	202	202,264
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	4,895	4,891,525
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.875	04/01/32	190	201,570
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	1,430	1,385,584
Gtd. Notes, 144A	6.875	01/30/30	320	331,912
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A	8.250	05/01/30	675	716,465

				12,333,362

Miscellaneous Manufacturing 0.4%

Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	300	309,241

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Miscellaneous Manufacturing (cont’d.)

Entegris, Inc.,
Sr. Sec’d. Notes, 144A	4.750%	04/15/29	1,000	$999,840
Trinity Industries, Inc.,
Gtd. Notes, 144A	7.750	07/15/28	575	593,522

				1,902,603

Oil & Gas 5.5%

Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.500	10/01/29	770	810,028
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	800	984,935
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	2,282	2,227,531
Gtd. Notes, 144A	6.750	03/01/29	750	754,540
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.750	07/31/29	100	100,103
Gtd. Notes, 144A	9.250	02/15/28	487	500,723
Gtd. Notes, 144A	9.750	10/15/30	275	292,139
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A	8.500	10/01/30	790	837,953
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	925	925,041
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	235	231,565
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	925	932,280
Nabors Industries, Inc.,
Gtd. Notes, 144A	9.125	01/31/30	950	1,002,989
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	176	173,041
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	211	207,648
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29	176	173,040
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	53	51,911
Noble Finance II LLC,
Gtd. Notes, 144A	8.000	04/15/30	1,155	1,203,797
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27	390	393,900

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 165

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875%	01/15/29	595	$601,170
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26	800	799,091
Gtd. Notes, 144A	8.375	07/01/28	1,105	1,142,609
Gtd. Notes, 144A	8.625	11/01/30	500	529,106
Sr. Unsec’d. Notes, 144A	6.750	08/01/29	215	217,456
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	280	281,702
Gtd. Notes, 144A	7.000	05/01/29	480	498,947
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	671	658,184
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	2,024	2,027,087
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	146	143,612
Gtd. Notes	4.500	04/30/30	400	390,782
Gtd. Notes	5.875	03/15/28	75	75,024
Gtd. Notes	6.000	04/15/27	600	600,749
Gtd. Notes, 144A	7.000	09/15/28	970	1,000,997
Transocean Aquila Ltd.,
Sr. Sec’d. Notes, 144A	8.000	09/30/28	307	314,461
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	1,310	1,332,925
Gtd. Notes, 144A	8.500	05/15/31	480	488,050
Sr. Sec’d. Notes, 144A	7.875	10/15/32	175	184,586
Sr. Sec’d. Notes, 144A	8.750	02/15/30	791	824,878
Valaris Ltd.,
Sec’d. Notes, 144A	8.375	04/30/30	175	182,684

				24,097,264

Oil & Gas Services 0.3%

SESI LLC,
Sr. Sec’d. Notes, 144A	7.875	09/30/30	310	312,402
Tidewater, Inc.,
Gtd. Notes, 144A	9.125	07/15/30	985	1,065,272

				1,377,674

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Packaging & Containers 2.4%

ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500%	06/30/27(d)		—(r)	$—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		900	850,500
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	400	447,592
Sr. Sec’d. Notes, 144A	9.500	12/01/30		733	791,850
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		200	192,270
Sr. Sec’d. Notes, 144A	6.250	01/30/31		220	226,050
Ball Corp.,
Gtd. Notes	6.000	06/15/29		620	639,049
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		985	986,252
Sr. Sec’d. Notes, 144A	6.750	04/15/32		300	302,551
Sr. Sec’d. Notes, 144A	6.875	01/15/30		50	50,629
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/15/28		400	387,649
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28(d)		370	168,350
Sr. Sec’d. Notes, 144A	8.625	10/01/31(d)		295	135,423
Sr. Sec’d. Notes, 144A	9.500	11/01/28(d)		175	79,211
Sr. Unsec’d. Notes, 144A	10.500	07/15/27(d)		985	42,819
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A	7.875	04/15/30		1,480	1,508,040
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28		125	126,969
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada),
Sr. Sec’d. Notes, 144A	9.500	05/15/30		550	530,750
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A	12.750	12/31/28		1,990	1,998,581
TriMas Corp.,
Gtd. Notes, 144A	4.125	04/15/29		1,025	999,111

					10,463,646

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 167

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 1.1%

1261229 BC Ltd.,
Sr. Sec’d. Notes, 144A	10.000%	04/15/32	746	$765,583
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	175	169,227
Gtd. Notes, 144A	5.125	03/01/30	975	947,101
Gtd. Notes, 144A	6.125	08/01/28	2,200	2,208,369
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	25	21,406
Gtd. Notes, 144A	5.000	02/15/29	25	19,015
Gtd. Notes, 144A	5.250	01/30/30	50	35,500
Gtd. Notes, 144A	5.250	02/15/31	50	32,470
Gtd. Notes, 144A	6.250	02/15/29	25	19,766
Gtd. Notes, 144A	7.000	01/15/28	50	44,938
Sr. Sec’d. Notes, 144A	4.875	06/01/28	215	199,425
Sr. Sec’d. Notes, 144A	11.000	09/30/28	204	212,074
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	225	204,256

				4,879,130

Pipelines 2.3%

Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	375	375,574
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	355	368,959
Buckeye Partners LP,
Sr. Unsec’d. Notes	3.950	12/01/26	225	223,649
Prairie Acquiror LP,
Sr. Sec’d. Notes, 144A	9.000	08/01/29	300	311,361
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	850	838,087
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	175	174,523
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	12/31/30	325	329,816
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	430	445,642
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/30	770	789,197

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000%(ff)	09/30/29(oo)	905	$796,991
Sr. Sec’d. Notes, 144A	7.000	01/15/30	440	442,746
Sr. Sec’d. Notes, 144A	8.125	06/01/28	435	445,366
Sr. Sec’d. Notes, 144A	9.500	02/01/29	2,320	2,471,646
Sr. Sec’d. Notes, 144A	9.875	02/01/32	590	624,510
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	1,262	1,299,079

				9,937,146

Real Estate 1.3%

Five Point Operating Co. LP,
Gtd. Notes, 144A	8.000	10/01/30	365	379,461
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A	7.750	09/01/30	475	500,729
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	225	217,748
Gtd. Notes, 144A	5.375	08/01/28	3,147	3,145,290
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,425	1,392,429

				5,635,657

Real Estate Investment Trusts (REITs) 3.5%

Brandywine Operating Partnership LP,
Gtd. Notes	3.950	11/15/27	775	760,653
Gtd. Notes	4.550	10/01/29	200	190,125
Gtd. Notes	6.125	01/15/31	270	261,576
Gtd. Notes	8.875	04/12/29	275	295,292
Diversified Healthcare Trust,
Sr. Sec’d. Notes, 144A	7.250	10/15/30	215	221,688
Sr. Unsec’d. Notes	4.750	02/15/28	25	24,229
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32	405	409,505
Gtd. Notes, 144A	6.375	08/01/30	750	765,869
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	800	781,820
Sr. Sec’d. Notes, 144A	8.500	02/15/32	150	160,658

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 169

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000%	02/01/30	1,060	$1,091,546
Sr. Sec’d. Notes, 144A	4.875	05/15/29	400	391,314
Sr. Sec’d. Notes, 144A	5.875	10/01/28	475	475,489
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	650	649,499
Gtd. Notes, 144A	6.500	04/01/32	225	232,893
Gtd. Notes, 144A	7.250	07/15/28	200	205,989
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000	04/01/29	275	280,868
Sr. Unsec’d. Notes, 144A	8.000	07/15/30	820	838,330
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	800	764,256
Sr. Unsec’d. Notes	3.875	02/15/27	2,225	2,209,167
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	355	357,107
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	1,650	1,637,927
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	50	51,399
Sr. Unsec’d. Notes, 144A	6.500	07/01/30	625	650,331
Sr. Unsec’d. Notes, 144A	6.500	10/15/30	235	244,956
Sr. Unsec’d. Notes, 144A	7.250	04/01/29	700	738,691
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	726	726,421

				15,417,598

Retail 3.6%

1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	625	596,244
Sec’d. Notes, 144A	4.375	01/15/28	642	636,427
Sr. Sec’d. Notes, 144A	3.875	01/15/28	875	861,131
Sr. Sec’d. Notes, 144A	6.125	06/15/29	365	373,969
Arko Corp.,
Gtd. Notes, 144A	5.125	11/15/29	1,100	957,836
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	625	659,559
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30	3,011	3,140,378
Sr. Sec’d. Notes, 144A	9.000	06/01/31	740	814,186

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)

EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000%	11/30/28	EUR	200	$255,430
Sr. Sec’d. Notes, 144A	12.000	11/30/28		375	405,234
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		200	189,004
Sr. Sec’d. Notes, 144A	4.625	01/15/29		450	435,439
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29		1,525	1,449,988
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		945	873,668
Sr. Sec’d. Notes, 144A	9.500	06/15/31		210	221,277
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A	4.875	05/01/29		1,250	1,231,812
Lithia Motors, Inc.,
Gtd. Notes, 144A	4.625	12/15/27		300	299,632
Gtd. Notes, 144A	5.500	10/01/30		370	372,531
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		825	797,940
Park River Holdings, Inc.,
Sr. Sec’d. Notes, 144A	8.000	03/15/31		675	694,950
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	6.750	03/01/32		250	259,575
White Cap Supply Holdings LLC,
Gtd. Notes, 144A	7.375	11/15/30		225	233,734

					15,759,944

Software 1.2%

CoreWeave, Inc.,
Gtd. Notes, 144A	9.000	02/01/31		190	184,773
Gtd. Notes, 144A	9.250	06/01/30		1,885	1,855,990
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A	4.000	06/15/28		1,350	1,327,868
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27		2,025	2,023,355

					5,391,986

Telecommunications 3.0%

Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	9.625	07/15/27		200	153,000

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 171

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Cipher Compute LLC,
Sr. Sec’d. Notes, 144A	7.125%	11/15/30	205	$211,199
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A	9.000	09/15/29	415	440,108
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	25	2
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	34	—
EchoStar Corp.,
Sr. Sec’d. Notes(x)	10.750	11/30/29	175	191,822
Flash Compute LLC,
Sr. Sec’d. Notes, 144A	7.250	12/31/30	305	306,066
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29	150	151,350
Sec’d. Notes, 144A	6.000	01/15/30	775	782,276
Sec’d. Notes, 144A	6.750	05/01/29	2,100	2,109,314
Sr. Sec’d. Notes, 144A	5.000	05/01/28	1,925	1,925,708
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	7.000	10/15/28	2,575	2,600,750
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A	5.375	06/15/29	250	235,582
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29	700	681,383
Sr. Sec’d. Notes, 144A	4.750	04/15/28	1,000	997,354
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A	8.250	10/01/31	740	775,383
WULF Compute LLC,
Sr. Sec’d. Notes, 144A	7.750	10/15/30	1,090	1,136,721
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	9.250	03/09/30	200	195,254
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	8.625	07/15/29	260	274,300

				13,167,572

Transportation 0.6%

RXO, Inc.,
Gtd. Notes, 144A	7.500	11/15/27	415	422,984

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)

Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625%	02/15/30	1,000	$956,325
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	75	77,938
Gtd. Notes, 144A	7.125	02/01/32	135	141,902
Sr. Sec’d. Notes, 144A	6.250	06/01/28	1,225	1,247,849

				2,846,998

TOTAL CORPORATE BONDS (cost $353,447,456)				357,390,551

FLOATING RATE AND OTHER LOANS 10.4%

Airlines 0.0%

Vista Management Holding, Inc.,
Initial Term Loan, 3 Month SOFR + 3.750%	7.411(c)	04/01/31	137	137,171

Auto Parts & Equipment 0.6%

Clarios Global LP, 2024 Term B Loan, 1 Month SOFR + 2.500%	6.172(c)	05/06/30	1,114	1,112,132
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.422(c)	01/28/32	673	673,521
First Brands Group LLC,
2021 Second Lien Term Loan	13.070	03/30/28(d)	1,092	786
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.739(c)	11/17/28	260	256,163
Term B Loan, 3 Month SOFR + 5.100%	8.917(c)	11/17/28	650	642,753

				2,685,355

Building Materials 0.1%

American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	8.922(c)	07/08/30	324	317,879
Quikrete Holdings, Inc.,
Tranche B-3 Term Loan, 1 Month SOFR + 2.250%	5.922(c)	02/10/32	223	223,145

				541,024

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 173

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals 0.6%

Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%	8.517%(c)	06/28/28	490	$473,507
TPC Group, Inc.,
Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31	1,662	1,476,594
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	07/16/26(d)	505	378,827
Term Loan^	13.905	10/12/28(d)	736	14,721
Venator Materials LLC,
First Out Term B Loan^	14.002	07/16/26(d)	508	380,904

				2,724,553

Commercial Services 1.0%

Allied Universal Holdco LLC,
Amendment No. 7 Replacement U.S. Dollar Term Loan, 1 Month SOFR + 3.250%	6.922(c)	08/20/32	299	299,543
Cimpress PLC (Ireland),
2024-2 Refinancing Tranche B-1, 1 Month SOFR + 2.500%	6.172(c)	05/17/28	956	954,950
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 1 Month SOFR + 3.000%	6.672(c)	05/04/28	1,126	1,125,479
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.417(c)	12/31/30	663	660,604
Second Out Term Loan, 3 Month SOFR + 4.862%	8.528(c)	12/31/30	407	373,384
TransUnion Intermediate Holdings, Inc.,
Term B-9 Loan, 1 Month SOFR + 1.750%	5.422(c)	06/24/31	780	779,905

				4,193,865

Computers 0.9%

Bingo Holdings I LLC,
Term Loan, 3 Month SOFR + 4.750%	8.422(c)	06/30/32	474	465,720
McAfee Corp.,
Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.672(c)	03/01/29	3,109	2,743,602

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers (cont’d.)

NCR Atleos Corp.,
Term B Loan, 3 Month SOFR + 3.000%	6.701%(c)	04/16/29	646	$637,512
NCR Atleos LLC,
Term A Loan, 1 Month SOFR + 2.500%	6.172(c)	10/16/28	254	253,079

				4,099,913

Distribution/Wholesale 0.1%

Windsor Holdings III LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.422(c)	08/01/30	343	343,689

Electric 0.1%

Heritage Power LLC,
Term Loan, 3 Month SOFR + 5.500%^	9.172(c)	07/20/28	287	282,343

Forest Products & Paper 0.1%

Magnera Corp.,
New Term Loan, 3 Month SOFR + 4.250%	8.072(c)	11/04/31	405	400,203

Healthcare-Services 0.0%

LifePoint Health, Inc.,
Term B Loan, 3 Month SOFR + 3.750%	7.422(c)	05/16/31	99	98,897

Holding Companies-Diversified 0.2%

Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%	8.167(c)	12/19/30	888	884,173

Insurance 1.9%

Acrisure LLC, 2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.672(c)	11/06/30	1,811	1,804,207
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	6.922(c)	06/21/32	4,396	4,390,244
Asurion LLC,
New B-12 Term Loan, 1 Month SOFR + 4.250%	7.922(c)	09/19/30	1,897	1,899,332

				8,093,783

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 175

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Internet 0.0%

Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.680%(c)	11/30/27		25	$24,507

Investment Companies 0.3%

Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250	10/31/29	GBP	783	1,125,783

Media 1.2%

Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	8.672(c)	10/31/27		416	317,308
CSC Holdings LLC,
September 2019 Term Loan, 1 Month SOFR + 1.500%	8.250(c)	04/15/27		519	462,091
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month SOFR + 4.000%	7.672(c)	06/26/29		40	39,900
Delayed Draw Term Loan, 3 Month SOFR + 4.000%	4.586(c)	06/26/29		40	39,900
First Out Term Loan, 1 Month SOFR + 3.500%	8.786(c)	09/25/29		5,370	4,604,946

					5,464,145

Metal Fabricate/Hardware 0.4%

Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		1,965	1,979,737

Oil & Gas 0.1%

Hilcorp Energy I LP,
Repriced Term Loan, 1 Month SOFR + 1.750%	5.425(c)	02/11/30		273	272,937

Packaging & Containers 0.7%

LABL, Inc.,
Initial Dollar Term Loan	8.767	10/29/28		25	11,336
Trident TPI Holdings, Inc.,
Tranche B-7 Term Loan, 3 Month SOFR + 3.750%	7.422(c)	09/15/28		3,274	3,079,951

					3,091,287

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software 0.3%

BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	6.822%(c)	07/30/31	874	$838,978
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	9.036(c)	07/14/28	796	503,291

				1,342,269

Telecommunications 1.8%

Altice France SA (France),
New USD B-14 Term Loan, 1 Month SOFR + 6.875%	10.547(c)	05/31/31	1,154	1,169,530
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 5.250%	9.023(c)	08/31/32	1,850	1,851,647
Level 3 Financing, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.250%	6.922(c)	03/29/32	645	645,161
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.136(c)	04/16/29	1,721	1,714,975
Term B-2 Loan, 1 Month SOFR + 2.464%	6.136(c)	04/15/30	814	811,051
Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.614%	8.286(c)	03/02/29	618	616,061
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	8.786(c)	10/24/29	273	252,664
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	1,018	610,993

				7,672,082

TOTAL FLOATING RATE AND OTHER LOANS (cost $48,552,555)				45,457,716

U.S. TREASURY OBLIGATIONS(k) 0.7%

U.S. Treasury Notes	3.500	09/30/26	200	199,859
U.S. Treasury Notes	3.625	08/31/29	490	489,081
U.S. Treasury Notes	4.125	02/28/27	300	301,793
U.S. Treasury Notes	4.250	11/30/26	1,840	1,849,775

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,833,182)				2,840,508

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 177

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

AFFILIATED EXCHANGE-TRADED FUND 1.5%

PGIM AAA CLO ETF
(cost $6,386,970)(wa)	125,000	$6,442,500

COMMON STOCKS 0.9%

Chemicals 0.0%

Cornerstone Chemical Co.*^(x)	9,517	47,585
TPC Group, Inc.*	4,927	90,327
Venator Materials PLC*^(x)	2,671	—

		137,912

Containers & Packaging 0.0%

Ardagh Packaging Finance PLC Equity, 144A*	59	413

Oil, Gas & Consumable Fuels 0.7%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	1,694	122,109
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	38,525	2,777,017
Heritage Power LLC, Litigation Trust Interests*^	44,338	22,169

		2,921,295

Software 0.0%
Mitel Networks International Ltd. (Canada)*^	257	129

Wireless Telecommunication Services 0.2%
Digicel International Finance Ltd. (Jamaica)*(x)	51,487	939,664
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	83,927	92,479
Xplore, Inc. (Canada), CVR*^	4,493	—

		1,032,143

TOTAL COMMON STOCKS (cost $6,178,000)		4,091,892

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Description	Shares	Value

PREFERRED STOCK 0.0%

Wireless Telecommunication Services

Digicel International Finance Ltd. (Jamaica)*^(x) (cost $11,820)	3,350	$42,050

TOTAL LONG-TERM INVESTMENTS (cost $422,014,088)		420,874,539

SHORT-TERM INVESTMENT 3.0%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $13,123,114)(wa)	13,123,114	13,123,114

TOTAL INVESTMENTS 99.5% (cost $435,137,202)		433,997,653
Other assets in excess of liabilities(z) 0.5%		2,257,599

NET ASSETS 100.0%		$436,255,252

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,071,621 and 1.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)

The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Cornerstone Chemical Co.*^	12/06/23	$180,823	$47,585	0.0%

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 179

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

(x) Restricted Securities (continued):

Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets

Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	$186,343	$191,733	0.1%
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	2	2	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	3	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	11,820	42,050	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	62,378	939,664	0.2
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	9,750	22,125	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	32,625	71,979	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	05/26/21-09/05/25	3,306,045	3,083,828	0.7
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	04/12/23	319,600	351,599	0.1
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	04/04/25	179,813	191,822	0.1
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 6.000% and PIK 3.250%, 9.250%, 03/25/30	06/30/25-09/15/25	139,406	118,841	0.0
Venator Materials PLC*^	03/02/21-10/19/23	5,092,913	—	0.0

Total		$9,521,521	$5,061,228	1.2%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at January 31, 2026:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Radiate Holdco LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 06/26/29 (cost $80,000)	80	$79,800	$—	$(200)

Futures contracts outstanding at January 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
249	2 Year U.S. Treasury Notes	Mar. 2026	$51,914,555	$(53,512)
374	5 Year U.S. Treasury Notes	Mar. 2026	40,739,704	(239,440)

				(292,952)

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Futures contracts outstanding at January 31, 2026 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
130	10 Year U.S. Treasury Notes	Mar. 2026	$14,537,657	$180,601
1	20 Year U.S. Treasury Bonds	Mar. 2026	115,125	1,397
1	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	117,438	2,397

				184,395

				$(108,557)

Forward foreign currency exchange contracts outstanding at January 31, 2026:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/03/26	BNP	GBP	1,250	$1,705,897	$1,710,371	$4,474	$—
Expiring 03/03/26	JPM	GBP	20	27,537	27,366	—	(171)
Euro,
Expiring 02/03/26	BOA	EUR	591	700,633	700,695	62	—
Expiring 02/03/26	HSBC	EUR	904	1,061,596	1,071,300	9,704	—

				$3,495,663	$3,509,732	14,240	(171)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/03/26	BOA	GBP	1,250	$1,682,610	$1,710,370	$—	$(27,760)
Expiring 03/03/26	BNP	GBP	1,250	1,705,838	1,710,323	—	(4,485)
Euro,
Expiring 02/03/26	BOA	EUR	1,495	1,747,612	1,771,996	—	(24,384)
Expiring 03/03/26	BOA	EUR	591	701,561	701,606	—	(45)

				$5,837,621	$5,894,295	—	(56,674)

						$14,240	$(56,845)

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 181

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Credit default swap agreement outstanding at January 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	23,008	2.959%	$1,666,356	$2,062,561	$396,205

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Total return swap agreements outstanding at January 31, 2026:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/3.680%	JPM	03/20/26	42,400	$873,301	$—	$873,301
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/3.680%	MSI	03/20/26	52,690	292,304	—	292,304

					$1,165,605	$—	$1,165,605

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$—	$—	$1,165,605	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$1,838,429

JPS	—	883,892

Total	$—	$2,722,321

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 183

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,609,322	$—
Corporate Bonds	—	356,593,178	797,373
Floating Rate and Other Loans	—	41,295,401	4,162,315
U.S. Treasury Obligations	—	2,840,508	—
Affiliated Exchange-Traded Fund	6,442,500	—	—
Common Stocks	—	4,022,009	69,883
Preferred Stock	—	—	42,050
Short-Term Investment
Affiliated Mutual Fund	13,123,114	—	—

Total	$19,565,614	$409,360,418	$5,071,621

Other Financial Instruments*
Assets
Futures Contracts	$184,395	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	14,240	—
Centrally Cleared Credit Default Swap Agreement	—	396,205	—
OTC Total Return Swap Agreements	—	1,165,605	—

Total	$184,395	$1,576,050	$—

Liabilities
Unfunded Loan Commitment	$—	$(200)	$—
Futures Contracts	(292,952)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(56,845)	—

Total	$(292,952)	$(57,045)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forward foreign currency exchange contracts, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation), and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Unfunded Corporate Bond Commitment

Balance as of 07/31/25	$758,138	$5,840,107	$576,233	$39,790	$—

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

	Corporate Bonds	Floating Rate and Other Loans	Common Stocks	Preferred Stocks	Unfunded Corporate Bond Commitment
Realized gain (loss)	$—	$3,580	$—	$—	$—
Change in unrealized appreciation (depreciation)	(28,022)	(828,764)	(506,388)	2,260	—
Purchase/Exchange/Issuances	62,311	67,096	38	—	—
Sales/Paydowns	—	(489,525)	—	—	—
Accrued discount/premium	4,946	37,710	—	—	—
Transfer into Level 3*	—	1,994,750	—	—	—
Transfer out of Level 3*	—	(2,462,639)	—	—	—

Balance as of 01/31/26	$797,373	$4,162,315	$69,883	$42,050	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(28,022)	$(669,405)	$(506,388)	$2,260	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Corporate Bonds	$191,733	Market/Recovery Value	Recovery Rate	0.00% - 85.00%	Increase
Corporate Bonds	605,640	Market/Transaction Based	Unadjusted Price	NA	NA
Floating Rate and Other Loans	1,125,783	Market/Comparable Bond	Adjusted Yield	9.70%	Decrease
Floating Rate and Other Loans	774,452	Market/Recovery Value	Recovery Rate	2.00% - 75.00%	Increase
Common Stocks	69,754	Market/Recovery Value	Recovery Rate	0.00% - 5.00%	Increase

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 185

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Level 3 Securities**	Fair Value as of January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs (Range)	Directional Impact on Fair Value from Input Increase
Preferred Stocks	$42,050	Market/Recovery Value	Recovery Rate	12.55%	Increase

	$2,809,412

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of January 31, 2026, the aggregate value of these securities and/or derivatives was $2,262,209. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2026 were as follows:

Diversified Financial Services	6.6%
Oil & Gas	5.6
Commercial Services	5.5
Media	5.1
Telecommunications	4.8
Electric	4.5
Healthcare-Services	4.1
Home Builders	4.0
Retail	3.6
Real Estate Investment Trusts (REITs)	3.5
Packaging & Containers	3.1
Affiliated Mutual Fund	3.0
Entertainment	2.9
Insurance	2.9
Lodging	2.8
Mining	2.8
Pipelines	2.3
Leisure Time	2.1
Chemicals	1.9
Auto Parts & Equipment	1.8
Computers	1.7
Software	1.5
Affiliated Exchange-Traded Fund	1.5
Airlines	1.4

Real Estate	1.3%
Auto Manufacturers	1.3
Iron/Steel	1.3
Building Materials	1.2
Aerospace & Defense	1.2
Foods	1.2
Environmental Control	1.2
Pharmaceuticals	1.1
Collateralized Loan Obligations	1.1
Banks	0.7
Oil, Gas & Consumable Fuels	0.7
U.S. Treasury Obligations	0.7
Transportation	0.6
Electrical Components & Equipment	0.6
Internet	0.6
Housewares	0.6
Apparel	0.5
Household Products/Wares	0.5
Metal Fabricate/Hardware	0.4
Miscellaneous Manufacturing	0.4
Machinery-Diversified	0.4
Home Furnishings	0.4
Advertising	0.3
Oil & Gas Services	0.3

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

Industry Classification (continued):

Gas	0.3%
Investment Companies	0.3
Wireless Telecommunication Services	0.2
Distribution/Wholesale	0.2
Machinery-Construction & Mining	0.2
Holding Companies-Diversified	0.2
Electronics	0.2
Coal	0.1
Cosmetics/Personal Care	0.1
Forest Products & Paper	0.1

Containers & Packaging	0.0	*%

	99.5
Other assets in excess of liabilities	0.5

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$396,205	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	14,240		Unrealized depreciation on OTC forward foreign currency exchange contracts	56,845
Interest rate contracts	Due from/to broker-variation margin futures	184,395	*	Due from/to broker-variation margin futures	292,952	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,165,605		—	—

		$1,760,445			$349,797

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 187

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$14,154	$—	$—	$717,852
Foreign exchange contracts	—	—	28,124	—
Interest rate contracts	—	717,173	—	3,366,192

Total	$14,154	$717,173	$28,124	$4,084,044

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(300,390)
Foreign exchange contracts	—	(126,918)	—
Interest rate contracts	(128,917)	—	(1,266,065)

Total	$(128,917)	$(126,918)	$(1,566,455)

For the six months ended January 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Written (1)	$ 700,000
Futures Contracts - Long Positions (1)	104,294,976
Futures Contracts - Short Positions (1)	16,516,818
Forward Foreign Currency Exchange Contracts - Purchased (2)	3,379,916
Forward Foreign Currency Exchange Contracts - Sold (2)	6,322,538
Credit Default Swap Agreements - Sell Protection (1)	16,532,533
Total Return Swap Agreements (1)	120,626,667

*	Average volume is based on average quarter end balances for the six months ended January 31, 2026.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2026

presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP	$4,474	$(4,485)	$(11)	$—	$(11)
BOA	62	(52,189)	(52,127)	—	(52,127)
HSBC	9,704	—	9,704	—	9,704
JPM	873,301	(171)	873,130	(873,130)	—
MSI	292,304	—	292,304	(292,304)	—

	$1,179,845	$(56,845)	$1,123,000	$(1,165,434)	$(42,434)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 189

PGIM Short Duration High Yield Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2026

Assets
Investments at value:
Unaffiliated investments (cost $415,627,118)	$414,432,039
Affiliated investments (cost $19,510,084)	19,565,614
Cash	85,635
Foreign currency, at value (cost $2,821)	2,872
Dividends and interest receivable	6,600,935
Unrealized appreciation on OTC swap agreements	1,165,605
Receivable for investments sold	102,000
Due from broker—variation margin futures	43,432
Unrealized appreciation on OTC forward foreign currency exchange contracts	14,240
Prepaid expenses and other assets	43,388

Total Assets	442,055,760

Liabilities
Payable for investments purchased	5,206,874
Management fee payable	368,057
Accrued expenses and other liabilities	126,676
Unrealized depreciation on OTC forward foreign currency exchange contracts	56,845
Interest payable	34,444
Due to broker—variation margin swaps	6,942
Trustees’ fees payable	470
Unrealized depreciation on unfunded loan commitment	200

Total Liabilities	5,800,508

Net Assets	$436,255,252

Net assets were comprised of:
Shares of beneficial interest, at par	$24,673
Paid-in capital in excess of par	473,051,375
Total distributable earnings (loss)	(36,820,796)

Net assets, January 31, 2026	$436,255,252

Net asset value and redemption price per share ($436,255,252 ÷ 24,673,056 shares of beneficial interest issued and outstanding)	$17.68

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2026

Net Investment Income (Loss)
Income
Interest income	$14,379,235
Affiliated dividend income	614,667

Total income	14,993,902

Expenses
Management fee	2,207,894
Other borrowing fees and expenses	204,445
Professional fees	51,979
Custodian and accounting fees	34,377
Shareholders’ reports	29,434
Audit fee	26,258
Transfer agent’s fees and expenses	11,215
Trustees’ fees	4,881
Miscellaneous	34,208

Total expenses	2,604,691
Less: Fee waiver and/or expense reimbursement	(15,227)

Net expenses	2,589,464

Net investment income (loss)	12,404,438

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $64,808)	1,312,125
Futures transactions	717,173
Forward currency contract transactions	28,124
Options written transactions	14,154
Swap agreement transactions	4,084,044
Foreign currency transactions	129,357

6,284,977

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(50,184))	(4,149,390)
Futures	(128,917)
Forward currency contracts	(126,918)
Swap agreements	(1,566,455)
Foreign currencies	9,555
Unfunded loan commitment	(200)

(5,962,325)

Net gain (loss) on investment and foreign currency transactions	322,652

Net Increase (Decrease) In Net Assets Resulting From Operations	$12,727,090

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 191

PGIM Short Duration High Yield Opportunities Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2026	Year Ended July 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12,404,438	$24,142,673
Net realized gain (loss) on investment and foreign currency transactions	6,284,977	4,215,399
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,962,325)	8,986,178

Net increase (decrease) in net assets resulting from operations	12,727,090	37,344,250

Dividends and Distributions
Distributions from distributable earnings	(15,988,140)	(26,462,891)
Tax return of capital distributions	—	(5,513,390)

Total dividends and distributions	(15,988,140)	(31,976,281)

Total increase (decrease)	(3,261,050)	5,367,969

Net Assets:

Beginning of period	439,516,302	434,148,333

End of period	$436,255,252	$439,516,302

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Statement of Cash Flows (unaudited)

Six Months Ended January 31, 2026

Cash Flows Provided By / (Used For) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$12,727,090

Adjustments To Reconcile Net Increase (Decrease) In Net Assets Resulting From Operations To Net Cash Provided By / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments, net of amounts receivable	141,772,347
Purchases of long-term portfolio investments, net of amounts payable	(139,644,008)
Net proceeds (purchases) of short-term portfolio investments	(2,833,619)
Net premiums (paid) received for swap agreements	3,783,654
Net premiums (paid) received for options written	14,154
Amortization of premium and accretion of discount on portfolio investments	(1,048,805)
Net realized (gain) loss on investment transactions (including affiliated of $64,808)	(1,312,125)
Net realized (gain) loss on futures transactions	(717,173)
Net realized (gain) loss on options written transactions	(14,154)
Net realized (gain) loss on forward currency contract transactions	(28,124)
Net realized (gain) loss on swap agreement transactions	(4,084,044)
Net realized (gain) loss on foreign currency transactions	(129,357)
Net change in unrealized (appreciation) depreciation on investments (including affiliated of $(50,184))	4,149,390
Net change in unrealized (appreciation) depreciation on futures	128,917
Net change in unrealized (appreciation) depreciation on forward currency contracts	126,918
Net change in unrealized (appreciation) depreciation on swap agreements	1,566,455
Net change in unrealized (appreciation) depreciation on foreign currencies	(9,555)
Net change in unrealized (appreciation) depreciation on unfunded loan commitment	200
(Increase) Decrease In Assets:
Dividends and interest receivable	(452,714)
Prepaid expenses and other assets	28,190
Increase (Decrease) In Liabilities:
Trustees’ fees payable	(279)
Dividends and Distributions payable	(91,128)
Due to broker - variation margin futures	(26,575)
Management fee payable	(2,357)
Accrued expenses and other liabilities	58,882
Due to broker - variation margin swaps	(2,924)

Total adjustments	1,232,166

Net cash provided by (used for) operating activities	13,959,256

Effect of exchange rate changes on cash	755,292

Cash Flows Provided By (Used For) Financing Activities:
Proceeds from Fund shares sold	1,118,236
Cash paid on distributions from distributable earnings	(15,988,140)

Net cash provided by (used for) financing activities	(14,869,904)

Net increase (decrease) in cash and restricted cash, including foreign currency	(155,356)

Cash and restricted cash at beginning of period, including foreign currency	287,295

Cash And Restricted Cash At End Of Period, Including Foreign Currency	$131,939

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 193

PGIM Short Duration High Yield Opportunities Fund

Statement of Cash Flows (unaudited) (continued)

Six Months Ended January 31, 2026

Supplemental Disclosure of Cash Flow Information and non-cash activities:
Cash paid during the period for interest expense	$204,445
Non-cash purchases of investments	$2,303,236
Non-cash sales of investments	$2,146,951

Reconciliation Of Cash And Restricted Cash Reported With The Statement Of Assets And Liabilities To The Statement Of Cash Flows:

January 31, 2026
Cash	$85,635
Foreign currency, at value	2,872
Restricted cash:
Due from broker-variation margin futures	43,432

Total Cash and Restricted Cash, Including Foreign Currency	$131,939

See Notes to Financial Statements.

PGIM Short Duration High Yield Opportunities Fund

Financial Highlights (unaudited)

Six Months Ended January 31, 2026

	Six Months Ended January 31, 2026		Year Ended
			July 31,				November 25, 2020(a) through July 31, 2021
			2025	2024	2023	2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$17.81		$17.60	$17.24	$17.47	$19.90	$20.00
Income (loss) from investment operations:
Net investment income (loss)	0.50		0.98	0.90	0.78	0.70	0.42
Net realized and unrealized gain (loss) on investment	0.02		0.53	0.76	0.29	(1.83)	0.24
Total from investment operations	0.52		1.51	1.66	1.07	(1.13)	0.66
Less Dividends and Distributions:
Dividends from net investment income	(0.65)		(1.08)	(1.13)	(1.11)	(1.09)	(0.73)
Tax return of capital distributions	-		(0.22)	(0.17)	(0.19)	(0.21)	(0.03)
Total dividends and distributions	(0.65)		(1.30)	(1.30)	(1.30)	(1.30)	(0.76)
Net asset value, end of period	$17.68		$17.81	$17.60	$17.24	$17.47	$19.90
Market price, end of period	$16.59		$16.69	$15.71	$15.27	$15.59	$19.50
Total Return(c):	3.34%		14.89%	12.09%	6.75%	(13.84)%	1.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$436,255		$439,516	$434,148	$425,402	$431,106	$491,089
Average net assets (000)	$437,979		$435,557	$424,606	$419,758	$465,574	$489,610
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.17	%(f)	2.52%	3.22%	2.71%	1.75%	1.50	%(g)
Expenses before waivers and/or expense reimbursement(e)	1.18	%(f)	2.53%	3.22%	2.71%	1.75%	1.50	%(g)
Net investment income (loss)	5.62	%(f)	5.54%	5.26%	4.61%	3.69%	3.09	%(g)
Portfolio turnover rate(h)	32%		52%	52%	27%	32%	45%
Asset coverage	-%		-%	447%	440%	445%	419%

See Notes to Financial Statements.

PGIM Fixed Income Closed-End Funds 195

PGIM Short Duration High Yield Opportunities Fund

Financial Highlights (unaudited) (continued)

Six Months Ended January 31, 2026

	Six Months Ended January 31, 2026	Year Ended
		July 31,				November 25, 2020(a) through July 31, 2021
		2025	2024	2023	2022
Total debt outstanding at period-end (000)	$-	$-	$125,000	$125,000	$125,000	$154,000

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day for the period reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions or sales load. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

Includes interest expense and other borrowing fees and expenses of 0.09%, 1.22%, 1.85%, 1.36%, 0.37% and 0.20%, for the six months ended January 31, 2026, years ended July 31, 2025, 2024, 2023, 2022 and period ended July 31, 2021, respectively. Includes tax expense of 0.01% for the period ended July 31, 2021.

(f)	Annualized.
(g)	Annualized, with the exception of certain non-recurring expenses.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

PGIM Global High Yield Fund, Inc. (“Global High Yield” or “GHY”), PGIM High Yield Bond Fund, Inc. (“High Yield Bond” or “ISD”) and PGIM Short Duration High Yield Opportunities Fund (“Short Duration High Yield Opportunities” or “SDHY”) (each, a “Fund” and collectively, the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified, closed-end management investment companies. Global High Yield and High Yield Bond were organized as Maryland corporations on July 23, 2012 and November 14, 2011, respectively. Short Duration High Yield Opportunities was organized as a Maryland statutory trust on May 18, 2020.

The Funds have the following investment objectives:

Fund	Investment Objective
Global High Yield	Provide a high level of current income.
High Yield Bond	Provide a high level of current income.
Short Duration High Yield Opportunities	Provide total return, through a combination of current income and capital appreciation.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Funds, as listed in the Funds’ Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

PGIM Fixed Income Closed-End Funds 197

Notes to Financial Statements (unaudited) (continued)

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets, Statement of Cash Flows and Financial Highlights.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. Global High Yield and High Yield Bond Board of Directors and Short Duration High Yield Opportunities Board of Trustees (collectively, the “Board Members”) have adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) Pursuant to the Board Member’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or sell Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

Private debt/loans are generally valued at prices obtained by independent valuation providers. Such valuation providers typically utilize the income approach as the primary methodology, but may use other fair value approaches based on facts and circumstances. Valuations received from the independent valuation providers are reviewed by the Valuation

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Notes to Financial Statements (unaudited) (continued)

Designee to ensure the valuations are in accordance with the Funds’ valuation policies and procedures as well as all relevant valuation and accounting standards. Private debt/loans are generally classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board Members. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds enter into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the

PGIM Fixed Income Closed-End Funds 201

Notes to Financial Statements (unaudited) (continued)

terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency. The cash amounts pledged for forward currency contracts are considered restricted cash and are included in “Cash segregated for counterparty - OTC” in the Statement of Assets and Liabilities.

Options: Certain Funds purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: Certain Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Due from broker-variation margin swaps” and “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

PGIM Fixed Income Closed-End Funds 203

Notes to Financial Statements (unaudited) (continued)

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Floating Rate and Other Loans: Certain Funds invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits each Fund to offset amounts payable by each Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover each Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

PGIM Fixed Income Closed-End Funds 205

Notes to Financial Statements (unaudited) (continued)

Each Fund is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants: Certain Funds held warrants acquired either through a direct purchase or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Funds until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board Members approved fair valuation procedures.

Payment-In-Kind: Certain Funds invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (“PIK”) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders (for purposes of this report the shareholders of SDHY and the stockholders of ISD and GHY are referred to as “shareholders”). Therefore, no federal income tax provision is required. However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income for the calendar year and 98.2% of its net capital gains for a one-year period ending on October 31 exceed the distributions from such taxable income and net capital gains for the calendar year. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Funds intend to make a level dividend distribution each month to the holders of common stock of ISD and GHY, and to the holders of common shares of beneficial interest (“common shares”) of SDHY (sometimes collectively referred to herein as “shares”). The level dividend rate may be modified by the Board Members from time to time, and will be based upon the past and projected performance and expenses of the Funds. The Funds intend to also make a distribution during or with respect to each calendar year (which may be combined with a regular monthly distribution), which will generally include any net investment income and net realized capital gain for the year not otherwise distributed.

PGIM Fixed Income Closed-End Funds 207

Notes to Financial Statements (unaudited) (continued)

PGIM Investments has received an order from the Securities and Exchange Commission (the “SEC”) granting the Funds an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder to permit certain closed-end funds managed by PGIM Investments to include realized long-term capital gains as a part of their respective regular distributions to the holders of common stock/common shares more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year). The Board Members may, at the request of PGIM Investments, adopt a managed distribution policy.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

Each Fund has a management agreement with PGIM Investments. Pursuant to these agreements, PGIM Investments has responsibility for all investment advisory services,, supervises the subadviser’s performance of such services and renders administrative services. With respect to ISD and GHY, PGIM Investments has entered into subadvisory agreements with PGIM, Inc., which provides subadvisory services to the Funds through its business unit PGIM Fixed Income, and PGIM, Inc. has entered into a sub-subadvisory agreement with PGIM Limited. With respect to SDHY, PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”).

The management fee paid to the Manager is accrued daily and payable monthly, using the average daily value of the Fund’s investable assets at the respective annual rates specified below. “Investable assets” refers to the net assets attributable to the outstanding common stock of the Fund plus the liquidation preference of any outstanding preferred stock issued by the Fund, the principal amount of any borrowings and the principal on any debt securities issued by the Fund.

Fund	Management Fee
Global High Yield	0.85%
High Yield Bond	0.80
Short Duration High Yield Opportunities	1.00

The Manager has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), the Manager will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.

PGIM Investments, PGIM Limited and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board Members approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Global High Yield	$191,424,767	$206,368,015
High Yield Bond	116,894,101	116,175,642
Short Duration High Yield Opportunities	135,364,062	140,119,940

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2026, is presented as follows:

PGIM Fixed Income Closed-End Funds 209

Notes to Financial Statements (unaudited) (continued)

Global High Yield

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)
$5,796,853	$93,621,149	$89,660,141	$—	$—	$9,757,861	9,757,861	$158,286	$—

High Yield Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$15,596,440	$ —	$ —	$21,211	$—	$15,617,651	303,020	$398,326	$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wa)
$ 6,449,489	$57,085,200	$59,873,591	$ —	$—	$ 3,661,098	3,661,098	$160,134	$—
$22,045,929	$57,085,200	$59,873,591	$21,211	$—	$19,278,749		$558,460	$—

Short Duration High Yield Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$15,843,032	$ —	$ 9,415,156	$(50,184)	$64,808	$ 6,442,500	125,000	$404,624	$—

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wa)
$10,289,495	$77,050,435	$74,216,816	$ —	$ —	$13,123,114	13,123,114	$210,043	$—
$26,132,527	$77,050,435	$83,631,972	$(50,184)	$64,808	$19,565,614		$614,667	$—

(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global High Yield	$629,533,982	$236,871,097	$(232,287,399)	$4,583,698
High Yield Bond	468,770,563	21,775,327	(21,876,260)	(100,933)
Short Duration High Yield Opportunities	435,383,224	12,177,602	(12,152,725)	24,877

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the following Funds had an approximated capital loss carryforward as of July 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Global High Yield	$179,295,000	$—
High Yield Bond	119,638,000	—
Short Duration High Yield Opportunities	26,178,000	—

The Funds indicated below elected to treat the below approximated losses as having been incurred in the following fiscal year (July 31, 2026).

Fund	Qualified Late-Year Losses	Post-October Capital Losses
Global High Yield	$3,649,000	$—
High Yield Bond	—	—
Short Duration High Yield Opportunities	13,000	—

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2025 are subject to such review.

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Notes to Financial Statements (unaudited) (continued)

7.	Capital and Ownership

Global High Yield and High Yield Bond have 1 billion shares of $0.001 par value common stock authorized. Short Duration High Yield Opportunities has authorized an unlimited amount of common shares of beneficial interest with $0.001 par value per share. As of January 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Global High Yield	17,973	0.04%
High Yield Bond	17,061	0.05
Short Duration High Yield Opportunities	7,428	0.03

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Global High Yield	—	—%
High Yield Bond	—	—
Short Duration High Yield Opportunities	—	—
Unaffiliated:
Global High Yield	6	70.4
High Yield Bond	7	76.7
Short Duration High Yield Opportunities	5	68.5

For the reporting period ended January 31, 2026, the Global High Yield and High Yield Bond Funds issued shares of common stock/common shares in connection with the Funds’ dividend reinvestment plan.

8.	Borrowings and Re-hypothecation

Each Fund has entered into a committed credit facility agreement (the “Credit Facility”). Global High Yield has entered into a credit facility agreement with BNP Paribas Prime Brokerage, Inc.; High Yield Bond and Short Duration High Yield Opportunities have entered into credit facility agreements with The Bank of Nova Scotia (collectively, the “Financial Institutions”) pursuant to which Global High Yield, High Yield Bond and Short Duration High Yield Opportunities may borrow up to a maximum commitment amount of $300 million, $210 million and $200 million, respectively. The Funds will pay interest in the amount of 0.85% plus the daily Secured Overnight Financing Rate (“SOFR”) on the amount outstanding. Such interest expenses, as well as fees for the Credit Facility (including commitment fees for any portion of the Credit Facility not drawn upon at any time during the period), are disclosed in the Statement of Operations under Interest expense. The Funds’

obligations under the Credit Facility are secured by the assets of the Funds segregated for the purpose of securing the amount borrowed and are indicated in the Schedule of Investments. The purpose of the Credit Facility is to provide the Funds with portfolio leverage and to meet its general cash flow requirements. If the Funds fails to meet certain requirements or maintain other financial covenants required under the Credit Facility, the Funds may be required to repay immediately, in part or in full, the loan balance outstanding.

The Funds indicated below utilized the credit facility during the reporting period ended January 31, 2026. The average balance outstanding is for the number of days the Funds utilized the credit facility.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at January 31, 2026
Global High Yield	$100,000,000	4.90%	184	$100,000,000	$100,000,000

Re-hypothecation: The credit facility permits, subject to certain conditions, the Financial Institutions to re-hypothecate, a portion of the portfolio securities segregated by the Funds as collateral. The Funds continue to receive interest on re-hypothecated securities. The Funds also have the right under the agreement to recall the re-hypothecated securities from the Financial Institutions on demand. If the Financial Institutions fail to deliver the recalled security in a timely manner, the Funds will be compensated by the Financial Institutions for any fees or losses related to the failed delivery or, in the event a recalled security will not be returned by the Financial Institutions, the Funds, upon notice to the Financial Institutions, may reduce the loan balance outstanding by the value of the recalled security failed to be returned plus accrued interest. The Funds will receive a portion of the fees earned by the Financial Institutions in connection with the re-hypothecation of portfolio securities which reduces the interest expense on borrowings. For the reporting period ended January 31, 2026, there were no re-hypothecated securities.

9.	Risks of Investing in the Funds

The following is a summary description of principal risks of investing in the Funds. Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure

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Notes to Financial Statements (unaudited) (continued)

to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests. In addition, the rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks or result in cyber security incidents that implicate personal data.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly

PGIM Fixed Income Closed-End Funds 215

Notes to Financial Statements (unaudited) (continued)

available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Leverage Risk: The Fund may seek to enhance the level of its current distributions to holders of common shares through the use of leverage. The Fund may use leverage through borrowings, including loans from certain financial institutions. The Fund may borrow in amounts up to 33 1/3% (as determined immediately after borrowing) of the Fund’s investable assets. The use of leverage can create special risks. There can be no assurance that any leveraging strategy the Fund employs will be successful during any period in which it is employed.

Limited Term and Tender Offer Risk (applicable to SDHY only): In accordance with the Fund’s Declaration of Trust (the “Declaration of Trust”), the Fund intends to terminate as of the close of business on the ninth anniversary of the effective date of the Fund’s initial registration statement, which the Fund currently expects to occur on or about November 30, 2029 (the “Dissolution Date”); provided that the Board may, by a vote of a majority of the Board and seventy-five percent (75%) of the members of the Board who either (i) have been a member of the Board for a period of at least thirty-six months (or since the commencement of the Fund’s operations, if less than thirty-six months) or (ii) were nominated to serve as a member of the Board by a majority of the Continuing Trustees (as defined in the Declaration of Trust) then members of the Board (the “75% Requirement”) (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date once for up to six months, which date shall then become the Dissolution Date. Notwithstanding the foregoing, the Board may determine, by a Board Action Vote, to cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all common shareholders to purchase 100% of the then outstanding Common Shares of the Fund at a price equal to the NAV per Common Share on the expiration date of the tender offer (an “Eligible Tender Offer”). The Board has established that the Fund must have at least $200 million of net assets immediately following the completion of an Eligible Tender Offer to ensure the continued viability of the Fund (the “Dissolution Threshold”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each common shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below the Dissolution Threshold, the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as scheduled. If an Eligible Tender Offer is conducted and the number of properly tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, all Common Shares properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and cause the Fund to have a perpetual existence. Unless the limited term provision of the Declaration of Trust is amended by the Board and the shareholders in accordance with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will terminate on or about the Dissolution Date (subject to possible extension). The Fund is not a so-called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund as its investment objective is not to return its original NAV on the Dissolution Date or in an Eligible Tender Offer. The Fund’s investment objective and policies are not designed to seek to return to investors that purchase shares in this offering their initial investment on the Dissolution Date or in an Eligible Tender Offer, and such investors and investors that purchase shares after the completion of this offering may

PGIM Fixed Income Closed-End Funds 217

Notes to Financial Statements (unaudited) (continued)

receive more or less than their original investment upon dissolution or in an Eligible Tender Offer. Because the assets of the Fund will be liquidated in connection with the dissolution, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Dissolution Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have large exposures to illiquid securities as the Dissolution Date approaches, and losses due to portfolio liquidation may be significant. The Fund generally considers “illiquid securities” to be securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the value used by the Fund in determining its NAV. During the Wind-Down Period, the Fund may begin liquidating all or a portion of the Fund’s portfolio, and the Fund may deviate from its investment strategy and may not achieve its investment objective. As a result, during the Wind-Down Period, the Fund’s distributions may decrease, and such distributions may include a return of capital. It is expected that common shareholders will receive cash in any liquidating distribution from the Fund, regardless of their participation in the Fund’s automatic dividend reinvestment plan. However, if on the Dissolution Date the Fund owns securities for which no market exists or securities that are trading at depressed prices, such securities may be placed in a liquidating trust. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund and, in particular, losses from the disposition of illiquid securities may be significant. The disposition of portfolio investments by the Fund could also cause market prices of such instruments, and hence the NAV and market price of the Common Shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses. Moreover, in conducting such portfolio transactions, the Fund may need to deviate from its investment policies and may not achieve its investment objective. The Fund’s portfolio composition may change as its portfolio holdings mature or are called or sold in anticipation of an Eligible Tender Offer or the Dissolution Date. During such period(s), it is possible that the Fund will hold a greater percentage of its total assets in shorter term and lower yielding securities and cash and cash equivalents than it would otherwise, which may impede the Fund’s ability to achieve its investment objective and adversely impact the Fund’s performance and distributions to common shareholders, which may in turn adversely impact the market value of the Common Shares. In addition, the Fund may be required to reduce its leverage, which could also adversely impact its performance. The additional cash or cash equivalents held by the Fund could be obtained through reducing the Fund’s distributions to common shareholders and/or holding cash in lieu of reinvesting, which could limit the ability of the Fund to participate in new investment opportunities. The Fund does not limit its investments to securities having a maturity date prior to or around the Dissolution Date, which may exacerbate the foregoing risks and considerations. A common shareholder may be subject to the foregoing risks over an extended period of time, particularly if the Fund conducts an Eligible Tender Offer and is also subsequently terminated by or around the Dissolution Date. If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. In addition, the Fund may be required to dispose of portfolio investments in connection with any reduction in the Fund’s outstanding leverage necessary in order to maintain the Fund’s desired leverage ratios following a tender offer. The risks related to the disposition of securities in connection with the Fund’s dissolution also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Fund in the investments. Any capital gains recognized on such dispositions, as reduced by any capital losses the Fund realizes in the year of such dispositions and by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to common shareholders. Therefore, the Fund’s early disposition of portfolio investments could accelerate the timing of the Fund’s recognition of taxable income and cause the Fund to make taxable distributions to common shareholders earlier than the Fund otherwise would have. The purchase of Common Shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering common shareholders. All common shareholders remaining after a tender offer may be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered Common Shares. Such reduction in the Fund’s total assets may result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance. Such reduction in the Fund’s total assets may also cause Common Shares to become thinly traded or otherwise negatively impact secondary trading of Common Shares. A reduction in net assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Common Shares to trade at a wider discount to NAV than it otherwise would. Furthermore, the portfolio of the Fund following an Eligible Tender Offer could be significantly different and, therefore, common shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase Common Shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the Common Shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible

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Notes to Financial Statements (unaudited) (continued)

Tender Offer. The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered Common Shares would not result in the Fund having aggregate net assets below the Dissolution Threshold, in which case the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will dissolve on the Dissolution Date (subject to possible extensions of no more than six months in total). Following the completion of an Eligible Tender Offer in which the number of tendered Common Shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, the Board may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval. Thereafter, the Fund will have a perpetual term. The Manager may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated because the Manager would continue to receive management fees on the remaining assets of the Fund while it remains in existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining common shareholders may not have another opportunity to participate in a tender offer.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments for any reason, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade order of a given size. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any

PGIM Fixed Income Closed-End Funds 221

Notes to Financial Statements (unaudited) (continued)

collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

Risk of Market Price Discount from Net Asset Value: Shares of closed-end funds frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of investment activities.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

The Funds’ management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2026 except as discussed below.

Dividends to shareholders: On February 27, 2026, Global High Yield and High Yield Bond declared monthly dividends of $0.105 per share and Short Duration High Yield Opportunities declared monthly dividends of $0.108 per share payable on March 31, 2026, April 30, 2026 and May 29, 2026, respectively, to shareholders of record on March 12, 2026, April 9, 2026 and May 14, 2026, respectively. The ex-dates are March 12, 2026, April 9, 2026 and May 14, 2026, respectively.

Other Information

PGIM GLOBAL HIGH YIELD FUND, INC.

PGIM HIGH YIELD BOND FUND, INC.

PGIM SHORT DURATION HIGH YIELD OPPORTUNITIES FUND

Dividend Reinvestment Plan

Unless a common shareholder of SDHY, or a holder of common stock of ISD or GHY (collectively referred to herein as “common shareholders”) elects to receive cash by contacting Computershare Trust Company, N.A, (the “Plan Administrator”), all dividends declared on common shares of SDHY and common stock of ISD and GHY (collectively referred to herein as “Common Shares”) will be automatically reinvested by the Plan Administrator pursuant to the Funds’ Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. The common shareholders who elect not to participate in the Plan will receive all dividends and other distributions (together, a “Dividend”) in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the Dividend record date. Otherwise such termination or resumption will be effective with respect to any subsequently declared Dividend. Such notice will be effective with respect to a particular Dividend. Some brokers may automatically elect to receive cash on behalf of the common shareholders and may reinvest that cash in additional Common Shares.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s Common Shares are registered. Whenever the Funds declare a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price per Common Share plus per share fees (as defined below) is equal to or greater than the NAV per Common Share (such condition being referred to as “market premium”), the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of shares of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date, provided that, if the NAV per Common Share is less than or equal to 95% of the closing market price per Common Share on the payment date,

PGIM Fixed Income Closed-End Funds 223

Other Information (continued)

the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value per Common Share plus per share fees (such condition being referred to as “market discount”), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. “Per share fees” include any applicable brokerage commissions the Plan Administrator is required to pay.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trades on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases on behalf of participants. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per share purchase price paid by the Plan Administrator for Common Shares may exceed the NAV per Common Share, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in shares of Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open- Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date, provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date for purposes of determining the number of shares issuable under the Plan.

The Plan Administrator maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of the common shareholders such as banks, brokers or nominees that hold Common Shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

The Plan Administrator’s service fee, if any, and expenses for administering the plan will be paid for by the Funds. If a participant elects by written, Internet or telephonic notice to the Plan Administrator to have the Plan Administrator sell part or all of the shares held by the Plan Administrator in the participant’s account and remit the proceeds to the participant, the Plan Administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share fee. If a participant elects to sell his or her Common Shares, the Plan Administrator will process all sale instructions received no later than five business days after the date on which the order is received by the Plan Administrator, assuming the relevant markets are open and sufficient market liquidity exists (and except where deferral is required under applicable federal or state laws or regulations). Such sale will be made through the Plan Administrator’s broker on the relevant market and the sale price will not be determined until such time as the broker completes the sale. In every case the price to the participant shall be the weighted average sale price obtained by the Plan Administrator’s broker net of fees for each aggregate order placed by the participant and executed by the broker. To maximize cost savings, the Plan Administrator will seek to sell shares in round lot transactions. For this purpose the Plan Administrator may combine a participant’s shares with those of other selling participants.

There will be no brokerage charges with respect to Common Shares issued directly by the Funds. However, each participant will be charged a per share fee (currently $0.05 per share) on all Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to the fees described in the preceding paragraph.

Each participant may terminate the participant’s account under the Plan by so notifying the Plan Administrator via the Plan Administrator’s website at www.computershare.com/ investor, by filling out the transaction request form located at the bottom of the participant’s Statement and sending it to the Plan Administrator or by calling the Plan Administrator. Such termination will be effective immediately if the participant’s notice is received by the Plan Administrator prior to any Dividend record date. Upon any withdrawal or termination, the Plan Administrator will cause to be delivered to each terminating participant a statement of holdings for the appropriate number of the Fund’s whole book-entry Common Shares and a check for the cash adjustment of any fractional share at the market value per Common Share as of the close of business on the date the termination is effective less any applicable fees. In the event a participant’s notice of termination is on or after a record date (but before payment date) for an account whose Dividends are reinvested, the Plan Administrator, in its sole discretion, may either distribute such Dividends in cash or reinvest them in Common Shares on behalf of the terminating participant. In the event reinvestment is made, the Plan Administrator will process the termination as soon as practicable, but in no event later than five business days after the reinvestment is completed. The Plan may

PGIM Fixed Income Closed-End Funds 225

Other Information (continued)

be terminated by the Funds upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any Dividend by the Fund.

The Funds reserve the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Funds reserve the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 43006, Providence, RI 02940-3006, by calling (toll-free) (800) 451-6788, or through the Plan Administrator’s website www.computershare.com/investor.

US Consumer Privacy Notice

Prudential values your business and your trust. We respect the privacy of your personal information and take our responsibility to protect it seriously. This privacy notice is provided on behalf of the Prudential companies listed at the end of this notice and applies to our current and former customers. This notice describes how we treat the information we receive about you, including the ways in which we will disclose your personal information within Prudential and your right to opt out of such disclosing.

Protecting Your Personal Information

We maintain physical, electronic, and procedural safeguards to protect your personal information in accordance with applicable law. These measures include but are not limited to computer safeguards and secured files and buildings. The people authorized to access your personal information need it to do their jobs, and we require that they keep your information secure and confidential.

Categories of Personal Information We Collect

We collect your personal information from you, such as when you fill out applications and other forms, when you visit or enter personal details on our websites, when you respond to our emails, and when you provide information over the telephone. We also collect personal information about you indirectly, such as through third parties, such as employers, credit bureaus, and other financial institutions. Collectively, this personal information includes, for example:

•	Personal Identifiers: Name, address, email address, telephone number, other contact information, and Government ID
•	Financial and Employment Information: Employment and occupation, demographic, income, and financial information, transaction history
•	Information related to Health: Information related to health for insurance applications & products
•

Consumer Reports & Third-Party Data: Consumer reports from consumer reporting agencies, participant information from organizations that purchase products or services from us for the benefit of their membersor employees

•	Biometric and Sensory Data: Video and audio recordings, and biometric data
•	Internet or Network Activity: Information gathered from your internet or network activity
•	Internal Investigations: Information gathered as part of internal investigations

We do not control the accuracy of information outside sources give us. If you want to make any changes to information we receive from others about you, you must contact those sources.

Using Your Personal Information

We may use the categories of personal information listed above for various business purposes, including:

•	Normal everyday business purposes, such as providing services to you, administrating your products, account, or policy, running our business, and processing claims and other transactions
•	Strategic planning and effectuating certain business relationships and partnerships
•	Business research and analysis
•

Data analytics, modeling (such as predictive modeling), the deployment of automated tools, and in certain instances, artificial intelligence in accordance with applicable law or other regulatory guidance

•	Marketing products and services of Prudential and other companies that may interest you
•	Detecting and preventing identity theft, fraud, or misuse of your accounts
•	As required by law or to comply with applicable laws

Disclosing Your Personal Information

We may disclose the categories of personal information listed above, including information about your transactions and experiences, for the following:

•	We share information among Prudential companies and with non-Prudential companies that provide services for our business needs, such as account/policy administration and marketing.
•	Limited information may be shared with business partners and service providers to manage business partnerships.
•	We may disclose your information to another financial institution if you consent to transfer your account or policy.
•	We share information as permitted or required by law, including with law enforcement and regulators, in response to subpoenas, and to prevent fraud.
•	For products obtained through an employer or organization-sponsored plan, we disclose information as allowed by the plan agreement or our agreement with you.
•	We may share consumer report information among Prudential companies, including information from credit reports and other sources, but you can limit this sharing as described in this notice.

We do not share your personal information or phone number with non-Prudential companies for their marketing or text messaging purposes without your consent. We may tell you about a product or service other companies offer and, if you respond, that company will know we selected you to receive the information. Prudential companies may contact you via text messaging only with your prior express written consent.

Note: PGIM, Inc. and its affiliates do not sell or share Personal Information but may disclose it internally and to carefully vetted business partners and contractors, who are contractually obligated to protect your data. These third parties are thoroughly assessed to ensure they provide adequate data protection before any partnership is established.

Limiting Our Sharing – Opt Out/Privacy Choice

You may tell us not to share your personal information among Prudential companies for marketing purposes, and not to share consumer report information among Prudential companies, by “opting out” of such sharing. To limit our sharing for these purposes:

•	Visit us online at: https://www.prudential.com/links/privacy-center.
•	Call us at: 1-877-248-4019

Note that you are not able to limit our ability to disclose or share your personal information among Prudential companies and with other non-affiliated companies for servicing and administration purposes or where such disclosures are made as permitted by law.

Questions?

If you have any questions or concerns about how we protect, use, and disclose your personal information or about this privacy notice, please call us. The toll-free number is 1-877-248-4019. We reserve the right to modify this notice at any time. This notice is also available anytime at www.prudential.com.

Prudential companies include the following:

Insurance Companies and Insurance Company Separate Accounts:

The Prudential Insurance Company of America; Pruco Life Insurance Company; Pruco Life Insurance Company of New Jersey; Prudential Legacy Insurance Company of New Jersey; Insurance company separate accounts that include the following names or are otherwise identified as maintained by an entity that includes the following names: Prudential or Pruco (except for insurance company separate accounts sponsored by Prudential Retirement Insurance and Annuity Company (PRIAC), which were transferred to Empower as part of the sale of PRIAC to Empower Annuity Insurance Company of America and are no longer affiliated with Prudential)

Insurance Agencies:

Prudential Insurance Agency, LLC;

Broker-Dealers and Registered Investment Advisers:

AST Investment Services, Inc. ; Prudential Annuities Distributors, Inc. ; Pruco Securities, LLC; PGIM, Inc. ; Prudential Investment Management Services LLC; PGIM Investments LLC; PGIM Private Placement Investors, L.P.; Prudential Select Strategies LLC; PGIM Quantitative Solutions LLC; Jennison Associates LLC; PGIM Custom Harvest LLC; ; PGIM DC Solutions, LLC ; PGIM Multi-Asset Solutions, LLC, PGIM Real Estate Advisors LLC; Deerpath Capital Management LP; Montana Capital Partners AG

Bank and Trust Companies:

Prudential Trust Company

Investment Companies and Other Investment Vehicles:

PGIM Funds; Prudential Insurance Funds; All funds that include the following names: Prudential, PCP, PGIM, PEP, PCEP, or PSLO

Other Companies:

Prudential Workplace Solutions Group Services, LLC; Prudential Mutual Fund Services LLC; PGIM Real Estate Finance, LLC; High Peak Innovations, LLC

Vermont Residents: We will not disclose information about your creditworthiness among Prudential companies, other than as permitted by Vermont law, unless you authorize us to make those disclosures.

Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Privacy Ed 01/01/26

D6021

∎	MAIL	∎	MAIL (OVERNIGHT)	∎	TELEPHONE
	Computershare		Computershare		(800) 451-6788
	P.O. Box 43078		150 Royall Street	∎	WEBSITE
	Providence, RI		Suite 101		pgim.com/closed-end-fund-documents
	02940-3078		Canton, MA 02021

PROXY VOTING

The Board of Directors or Trustees (as applicable) of each Fund has delegated to the Fund’s subadviser(s) the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS/TRUSTEES

Ellen S. Alberding (GHY and ISD)• Kevin J. Bannon • Scott E. Benjamin • Barry H. Evans • Keith F. Hartstein • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISER(S)	PGIM Fixed Income	655 Broad Street
Newark, NJ 07102

	PGIM Limited (SDHY only)	Grand Buildings, 1-3 Strand
Trafalgar Square
London, WC2N 5HR
United Kingdom

CUSTODIAN	The Bank of New York	240 Greenwich Street
	Mellon	New York, NY 10286

TRANSFER AGENT	Computershare Trust	P.O. Box 43078
	Company, N.A.	Providence, RI 02940-3078

INDEPENDENT REGISTERED	PricewaterhouseCoopers	300 Madison Avenue
PUBLIC ACCOUNTING FIRM	LLP	New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue
New York, NY 10019

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS/TRUSTEES

Shareholders can communicate directly with the Board of Directors or Trustees (as applicable) by writing to the Chair of the Board, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., and PGIM Short Duration High Yield Opportunities Fund, PGIM Investments, Attn: Board of Directors or Trustees (as applicable), 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director/Trustee by writing to that Director/Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

CERTIFICATIONS

Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the required annual certifications and the Funds have also included the certifications of the Funds’ Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act, on the Funds’ Form N-CSR filed with the Commission, for the period of this report.

An investor should consider the investment objectives, risks, charges, and expenses of a Fund carefully before investing.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, its shares at market prices.

PGIM

PGIM FIXED INCOME CLOSED-END FUNDS

Fund	NYSE	CUSIP
PGIM Global High Yield Fund, Inc.	GHY	69346J106
PGIM High Yield Bond Fund, Inc.	ISD	69346H100
PGIM Short Duration High Yield Opportunities Fund	SDHY	69355J104

PICE1000E2

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 1 of this Form.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not applicable.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not applicable.

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not applicable.

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not applicable.

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – None

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – None

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	–	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18	–	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19	–	Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.
(a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM High Yield Bond Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 17, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	March 17, 2026